UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock China Fund

BlackRock Energy & Resources Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Managed Volatility Portoflio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock U.S. Opportunities Portfolio

BlackRock World Gold Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2013

Date of reporting period: 12/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Flexible Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Airlines – 1.0%
Japan Airlines Co. Ltd. (a)	167,000	$7,178,263

Automobiles – 3.0%
Bayerische Motoren Werke AG	234,900	22,858,479

Capital Markets – 0.0%
Freedom Pay, Inc. (a)	43,051	–

Chemicals – 5.0%
CF Industries Holdings, Inc.	184,800	37,543,968

Communications Equipment – 2.0%
QUALCOMM, Inc.	247,500	15,349,950

Computers & Peripherals – 2.1%
Apple, Inc.	14,600	7,782,238
Fusion-io, Inc. (a)	362,700	8,316,711

		16,098,949

Diversified Financial Services – 2.3%
JPMorgan Chase & Co.	207,000	9,101,790
Morgan Stanley B.V.	198,100	8,460,437

		17,562,227

Health Care Equipment & Supplies – 1.0%
Baxter International, Inc.	113,600	7,572,576

Health Care Providers & Services – 1.6%
Express Scripts Holding Co. (a)	164,700	8,893,800
HCA Holdings, Inc.	95,000	2,866,150

		11,759,950

Insurance – 5.4%
American International Group, Inc. (a)	80,000	2,824,000
Berkshire Hathaway, Inc., Class B (a)	424,800	38,104,560

		40,928,560

Internet Software & Services – 10.5%
Google, Inc., Class A (a)	72,500	51,429,325
Yahoo!, Inc. (a)	1,419,900	28,256,010

		79,685,335

IT Services – 5.7%
International Business Machines Corp.	57,200	10,956,660
Visa, Inc., Class A	210,700	31,937,906

		42,894,566

Media – 7.8%
Comcast Corp., Class A	740,700	27,687,366
DIRECTV (a)	285,600	14,325,696
Liberty Global, Inc., Class A (a)	272,900	17,189,971

		59,203,033

Metals & Mining – 4.3%
Freeport-McMoRan Copper & Gold, Inc.	154,600	5,287,320
Osisko Mining Corp. (a)	3,283,700	26,409,571
Queenston Mining Inc (a)	100,000	490,600
Romarco Minerals, Inc. (a)	759,400	587,854

		32,775,345

Oil, Gas & Consumable Fuels – 21.7%
EQT Corp.	141,770	8,361,594

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
HollyFrontier Corp. (b)	632,400	$29,438,220
Marathon Petroleum Corp.	64,700	4,076,100
Occidental Petroleum Corp.	51,200	3,922,432
PBF Energy, Inc. (a)	1,000,000	29,050,000
Phillips 66 (b)	776,500	41,232,150
Suncor Energy, Inc.	1,459,300	48,127,714

		164,208,210

Pharmaceuticals – 2.5%
Merck & Co., Inc.	227,600	9,317,944
Pfizer, Inc.	380,500	9,542,940

		18,860,884

Professional Services – 1.9%
The Dun & Bradstreet Corp.	185,900	14,621,035

Real Estate Investment Trusts (REITs) – 4.6%
Annaly Capital Management, Inc.	2,495,000	35,029,800

Wireless Telecommunication Services – 4.2%
Vodafone Group Plc - ADR	1,272,100	32,044,199

Total Common Stocks – 86.6%		656,175,329

Investment Companies

iShares Gold Trust (a)(c)	1,589,200	25,856,284
SPDR Gold Trust (a)	45,000	7,290,450
Sprott Physical Gold Trust (a)	960,500	13,648,705

Total Investment Companies – 6.2%		46,795,439

Total Long-Term Investments
(Cost – $665,096,924) – 92.8%		702,970,768

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (c)(d)	28,243,343	28,243,343

Total Short-Term Securities
(Cost – $28,243,343) – 3.8%		28,243,343

Options Purchased

(Cost – $436,443) – 0.0%		159,113

Total Investments Before Options Written
(Cost – $693,776,710*) – 96.6%		731,373,224

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	SPDR	Standard & Poor’s Depositary
EUR	Euro		Receipts
JPY	Japanese Yen	USD	US Dollar

BLACKROCK FUNDS	DECEMBER 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund (Percentages shown are based on Net Assets)

Options Written	Value

(Premiums Received – $ 722,876) – (0.2)%	$(1,046,400)

Value

Total Investments Net of Options Written – 96.4%	730,326,824
Other Assets Less Liabilities – 3.6%	27,022,743

Net Assets – 100.0%	$757,349,567

Notes to Consolidated Schedule of Investments

*     As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$694,505,534

Gross unrealized appreciation	$58,262,648
Gross unrealized depreciation	(21,394,958)

Net unrealized appreciation	$36,867,690

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Shares Purchased		Shares Held at December 31, 2012	Value at December 31, 2012	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	24,089,179	4,154,164	[1]	28,243,343	$28,243,343	$11,806
iShares Gold Trust	1,589,200	–		1,589,200	25,856,284	–
[1] Represents net shares purchased.

(d)	Represents the current yield as of report date.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Financial futures contracts as of December 31, 2012 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(124)	E-Mini Russell 2000® Futures	Intercontinental Exchange	March 2013	USD 10,497,840	$(332,320)
(290)	E-Mini S&P 500® Futures	Chicago Mercantile	March 2013	USD 20,591,450	(115,275)

Total					$(447,595)

2	BLACKROCK FUNDS	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund

—	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	15,489,134	USD	20,416,878	Deutsche Bank AG	1/16/13	$30,999
EUR	229,000	USD	290,713	UBS AG	1/16/13	11,600
JPY	1,114,000	USD	14,063	UBS AG	1/16/13	(1,203)
USD	10,239,122	EUR	7,745,000	Bank of New York Mellon	1/16/13	14,612
USD	29,241,665	EUR	22,600,000	Citibank NA	1/16/13	(593,574)
USD	9,137,134	JPY	714,279,000	Citibank NA	1/16/13	891,316
USD	4,912,870	JPY	398,352,707	Deutsche Bank AG	1/16/13	314,186
USD	28,301	JPY	2,227,000	Royal Bank of Scotland Plc	1/16/13	2,592

Total						$670,528

—	Exchange-traded options purchased as of December 31, 2012 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
MicroStrategy, Inc.	Put	USD	85.00	1/19/13	120	$10,200
Goodyear Tire & Rubber	Put	USD	13.00	4/20/13	1,805	148,913

Total						$159,113

—	Exchange-traded options written as of December 31, 2012 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Comcast Corp.	Call	USD	38.00	1/19/13	2,000	$(81,000)
HollyFrontier Corp.	Call	USD	43.50	1/19/13	2,070	(765,900)
Merck & Co., Inc.	Call	USD	45.00	1/19/13	750	(2,625)
Phillips 66	Call	USD	55.00	1/19/13	2,250	(196,875)

Total						$(1,046,400)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	DECEMBER 31, 2012	3

Consolidated Schedule of Investments (concluded)	BlackRock Flexible Equity Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Airlines	–	$7,178,263	–	$7,178,263
Automobiles	–	22,858,479	–	22,858,479
Capital Markets	–	–	–	–
Chemicals	$37,543,968	–	–	37,543,968
Communications Equipment	15,349,950	–	–	15,349,950
Computers & Peripherals	16,098,949	–	–	16,098,949
Diversified Financial Services	17,562,227	–	–	17,562,227
Health Care Equipment & Supplies	7,572,576	–	–	7,572,576
Health Care Providers & Services	11,759,950	–	–	11,759,950
Insurance.	40,928,560	–	–	40,928,560
Internet Software & Services	79,685,335	–	–	79,685,335
IT Services	42,894,566	–	–	42,894,566
Media	59,203,033	–	–	59,203,033
Metals & Mining	32,775,345	–	–	32,775,345
Oil, Gas & Consumable Fuels	164,208,210	–	–	164,208,210
Pharmaceuticals	18,860,884	–	–	18,860,884
Professional Services	14,621,035	–	–	14,621,035
Real Estate Investment Trusts (REITs)	35,029,800	–	–	35,029,800
Wireless Telecommunication Services	32,044,199	–	–	32,044,199
Investment Companies	46,795,439	–	–	46,795,439
Short-Term Securities	28,243,343	–	–	28,243,343
Options Purchased:
Equity Contracts	159,113	–	–	159,113
Total	$701,336,482	$30,036,742	–	$731,373,224

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$1,265,305	–	$1,265,305
Liabilities:
Equity contracts	(1,493,995)	–	–	(1,493,995)
Foreign currency exchange contracts	–	(594,777)	–	(594,777)
Total	$(1,493,995)	$670,528	–	$(823,467)

[1]Derivative financial instruments are financial futures contracts, foreign currency exchange contracts and written options. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and written options are shown at value.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$8,200	–	–	$8,200
Cash pledged as collateral for options written	1,813,000	–	–	1,813,000
Foreign currency at value	23	–	–	23
Total	$1,821,223	–	–	$1,821,223

There were no transfers between levels during the period ended December 31, 2012.

4	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 2.7%
BE Aerospace, Inc. (a)	73,000	$3,606,200
TransDigm Group, Inc.	27,800	3,790,808

		7,397,008

Airlines – 0.7%
United Continental Holdings, Inc. (a)	87,600	2,048,088

Automobiles – 1.2%
Harley-Davidson, Inc.	68,300	3,335,772

Biotechnology – 3.7%
Alkermes Plc (a)	75,200	1,392,704
BioMarin Pharmaceutical, Inc. (a)(b)	21,100	1,039,175
Cubist Pharmaceuticals, Inc. (a)(b)	91,540	3,850,172
Elan Corp. Plc - ADR (a)	391,085	3,992,978
Prothena Corp. Plc (a)	9,538	69,914

		10,344,943

Capital Markets – 2.8%
Affiliated Managers Group, Inc. (a)(b)	25,700	3,344,855
T. Rowe Price Group, Inc.	66,700	4,344,171

		7,689,026

Chemicals – 6.3%
Airgas, Inc.	15,600	1,424,124
Ashland, Inc.	62,400	5,017,584
CF Industries Holdings, Inc.	15,000	3,047,400
Ecolab, Inc.	33,600	2,415,840
LyondellBasell Industries NV, Class A	39,100	2,232,219
PPG Industries, Inc.	25,300	3,424,355

		17,561,522

Commercial Banks – 1.9%
First Republic Bank	119,900	3,930,322
SVB Financial Group (a)	26,100	1,460,817

		5,391,139

Communications Equipment – 1.3%
Ciena Corp. (a)(b)	223,300	3,505,810

Construction & Engineering – 1.5%
Quanta Services, Inc. (a)	147,500	4,025,275

Diversified Financial Services – 1.2%
IntercontinentalExchange, Inc. (a)	26,100	3,231,441

Electrical Equipment – 1.7%
AMETEK, Inc.	122,575	4,605,143

Energy Equipment & Services – 1.1%
Dresser-Rand Group, Inc. (a)(b)	26,900	1,510,166
Oceaneering International, Inc.	26,600	1,430,814

		2,940,980

Food & Staples Retailing – 2.0%
Whole Foods Market, Inc.	60,200	5,498,066

Food Products – 3.8%
Green Mountain Coffee Roasters, Inc. (a)	74,200	3,068,912
The Hain Celestial Group, Inc. (a)(b)	58,600	3,177,292
The Hershey Co.	60,200	4,347,644

		10,593,848

Health Care Equipment & Supplies – 4.3%
Boston Scientific Corp. (a)	830,200	4,757,046
Haemonetics Corp. (a)	20,000	816,800

Common Stocks	Shares	Value

Health Care Equipment & Supplies (concluded)
Hologic, Inc. (a)(b)	318,000	$6,369,540

		11,943,386

Health Care Providers & Services – 3.0%
AmerisourceBergen Corp.	76,700	3,311,906
Catamaran Corp. (a)	73,800	3,476,718
Humana, Inc.	23,500	1,612,805

		8,401,429

Health Care Technology – 0.9%
Allscripts Healthcare Solutions, Inc. (a)	271,532	2,557,831

Hotels, Restaurants & Leisure – 3.9%
Bloomin’ Brands, Inc. (a)	74,800	1,169,872
Brinker International, Inc.	105,800	3,278,742
Starwood Hotels & Resorts Worldwide, Inc.	51,400	2,948,304
Wynn Resorts Ltd.	29,200	3,284,708

		10,681,626

Household Products – 1.0%
Church & Dwight Co., Inc.	53,000	2,839,210

IT Services – 7.1%
Alliance Data Systems Corp. (a)(b)	34,900	5,052,124
Gartner, Inc. (a)(b)	87,200	4,012,944
Genpact Ltd.	173,400	2,687,700
MAXIMUS, Inc.	54,973	3,475,393
Teradata Corp. (a)	73,100	4,524,159

		19,752,320

Machinery – 2.3%
CNH Global NV	72,500	2,921,025
Pentair Ltd	67,500	3,317,625

		6,238,650

Media – 4.7%
AMC Networks, Inc., Class A (a)	49,600	2,455,200
CBS Corp., Class B	117,400	4,467,070
Manchester United Plc, Class A (a)	53,200	747,460
The McGraw-Hill Cos., Inc.	52,600	2,875,642
Viacom, Inc., Class B	47,400	2,499,876

		13,045,248

Metals & Mining – 0.9%
Globe Specialty Metals, Inc.	176,400	2,425,500

Multiline Retail – 3.1%
Dollar General Corp. (a)	91,900	4,051,871
Macy’s, Inc.	117,000	4,565,340

		8,617,211

Oil, Gas & Consumable Fuels – 3.9%
Cabot Oil & Gas Corp.	69,000	3,432,060
Plains Exploration & Production Co. (a)	74,800	3,511,112
Range Resources Corp.	39,700	2,494,351
SandRidge Energy, Inc. (a)(b)	201,400	1,278,890

		10,716,413

Paper & Forest Products – 1.5%
International Paper Co.	104,100	4,147,344

Pharmaceuticals – 6.2%
Endo Health Solutions, Inc. (a)	96,200	2,527,174
Jazz Pharmaceuticals Plc (a)	101,822	5,416,930

BLACKROCK FUNDS	DECEMBER 31, 2012	5

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals (concluded)
Teva Pharmaceutical Industries Ltd. - ADR	36,100	$1,347,974
ViroPharma, Inc. (a)	171,971	3,914,060
Warner Chilcott Plc, Class A	322,600	3,884,104

		17,090,242

Professional Services – 2.1%
IHS, Inc., Class A (a)	15,500	1,488,000
Robert Half International, Inc.	136,400	4,340,248

		5,828,248

Real Estate Investment Trusts (REITs) – 0.6%
American Campus Communities, Inc.	37,100	1,711,423

Real Estate Management & Development – 0.8%
Realogy Holdings Corp (a)	52,800	2,215,488

Semiconductors & Semiconductor Equipment – 4.8%
Analog Devices, Inc.	130,800	5,501,448
Avago Technologies Ltd.	112,000	3,545,920
Broadcom Corp., Class A	126,100	4,187,781

		13,235,149

Software – 6.7%
Citrix Systems, Inc. (a)	40,200	2,643,150
Intuit, Inc.	99,200	5,902,400
QLIK Technologies, Inc. (a)(b)	129,000	2,801,880
Sourcefire, Inc. (a)(b)	42,300	1,997,406
TiVo, Inc. (a)	426,600	5,255,712

		18,600,548

Specialty Retail – 5.7%
Dick’s Sporting Goods, Inc.	68,700	3,125,163
GameStop Corp., Class A (b)	137,466	3,449,022
The Gap, Inc.	22,200	689,088
Limited Brands, Inc.	84,100	3,957,746
TJX Cos., Inc.	106,200	4,508,190

		15,729,209

Textiles, Apparel & Luxury Goods – 3.7%
Michael Kors Holdings Ltd. (a)	54,600	2,786,238
PVH Corp.	30,400	3,374,704
Wolverine World Wide, Inc.	96,400	3,950,472

		10,111,414

Total Common Stocks – 99.1%		274,055,950

Warrants (c)	Shares	Value

Pharmaceuticals – 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 17.70)	81,252	–

Total Long-Term Investments
(Cost – $235,176,714) – 99.1%		$274,055,950

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (d)(e)	3,421,373	3,421,373

	Beneficial Interest (000)

BlackRock Liquidity Series LLC, Money Market Series, 0.29% (d)(e)(f)	$20,857	20,856,954

Total Short-Term Securities
(Cost – $24,278,327) – 8.8%		24,278,327

Total Investments (Cost – $259,455,041*) – 107.9%		298,334,277
Liabilities in Excess of Other Assets – (7.9)%		(21,929,621)

Net Assets – 100.0%		$276,404,656

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$261,752,643

Gross unrealized appreciation	$45,453,651
Gross unrealized depreciation	(8,872,017)

Net unrealized appreciation	$36,581,634

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

6	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Shares Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2012	Value at December 31, 2012	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	1,508,065	1,913,308[1]	–	3,421,373	$ 3,421,373	$1,135
BlackRock Liquidity Series, LLC
Money Market Series	$34,116,584	–	$13,259,630[2]	$20,856,954	$20,856,954	$19,937
iShares Cohen & Steers
Realty Majors Index Fund	21,100	–	21,100	–	–	–
[1] Represents net shares purchased.
[2] Represents net beneficial interest sold.

(e)	Represents the current yield as of report date.
(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access.

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$274,055,950	–	–	$274,055,950
Short-Term Securities	3,421,373	$20,856,954	–	24,278,327

Total	$277,477,323	$20,856,954	–	$298,334,277

[1] See above Schedule of Investments for values in each industry.

BLACKROCK FUNDS	DECEMBER 31, 2012	7

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, collateral on securities loaned at value of $20,856,954 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

8	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments December 31,2012 (Unaudited)	BlackRock Small Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 2.2%
Orbital Sciences Corp. (a)	1,304,985	$17,969,643
TransDigm Group, Inc.	72,300	9,858,828

		27,828,471

Airlines – 1.0%
US Airways Group, Inc. (a)	981,600	13,251,600

Auto Components – 0.7%
Dana Holding Corp.	543,352	8,481,725

Biotechnology – 7.8%
BioSpecifics Technologies Corp. (a)(b)	763,967	11,421,307
Cubist Pharmaceuticals, Inc. (a)	536,959	22,584,496
Elan Corp. Plc - ADR (a)	2,219,475	22,660,840
Gentium SpA - ADR (a)(b)	3,225,558	36,900,384
Prothena Corp. Plc (a)	54,067	396,311
Sunesis Pharmaceuticals, Inc. (a)(c)	1,316,639	5,529,884
		99,493,222

Building Products – 1.0%
Trex Co., Inc. (a)(c)	359,994	13,402,577

Capital Markets – 1.2%
Walter Investment Management Corp	170,700	7,343,514
WisdomTree Investments, Inc. (a)	1,326,600	8,118,792
		15,462,306

Chemicals – 1.7%
Chemtura Corp. (a)	322,000	6,845,720
Georgia Gulf Corp.	368,600	15,215,808
		22,061,528

Commercial Banks – 0.7%
Capital Bank Financial Corp., Class A (a)	213,800	3,649,566
National Bank Holdings Corp., Class A	256,900	4,878,531
		8,528,097

Commercial Services & Supplies – 1.6%
ACCO Brands Corp. (a)	2,815,522	20,665,931

Communications Equipment – 2.8%
Ciena Corp. (a)(c)	1,248,500	19,601,450
Ixia (a)(c)	973,895	16,536,737
		36,138,187

Construction & Engineering – 1.3%
Granite Construction, Inc.	85,000	2,857,700
Quanta Services, Inc. (a)	513,700	14,018,873
		16,876,573

Consumer Finance – 0.3%
Portfolio Recovery Associates, Inc. (a)(c)	35,300	3,772,158

Diversified Telecommunication Services – 2.9%
Cbeyond, Inc. (a)(b)(c)	3,073,073	27,780,580
Cincinnati Bell, Inc. (a)(c)	665,896	3,649,110
InContact, Inc. (a)	1,034,149	5,356,892
		36,786,582

Electrical Equipment – 0.8%
Thermon Group Holdings Inc (a)(c)	456,300	10,280,439

Energy Equipment & Services – 0.3%
Dresser-Rand Group, Inc. (a)(c)	65,000	3,649,100

Common Stocks	Shares	Value

Food & Staples Retailing – 0.8%
United Natural Foods, Inc. (a)	189,900	$10,176,741

Food Products – 2.0%
Annie’s, Inc. (a)	344,656	11,521,850
The Hain Celestial Group, Inc. (a)(c)	249,300	13,517,046
		25,038,896

Health Care Equipment & Supplies – 5.0%
ArthroCare Corp. (a)	683,443	23,640,293
GenMark Diagnostics, Inc. (a)	588,469	5,296,221
Haemonetics Corp. (a)(c)	363,600	14,849,424
Hologic, Inc. (a)(c)	1,039,300	20,817,179
		64,603,117

Health Care Providers & Services – 0.2%
Air Methods Corp	86,500	3,190,985

Health Care Technology – 5.0%
Allscripts Healthcare Solutions, Inc. (a)	3,672,928	34,598,982
Epocrates, Inc. (a)(b)	3,124,979	27,562,315
Quality Systems, Inc.	72,000	1,249,920
		63,411,217

Hotels, Restaurants & Leisure – 0.5%
Bloomin’ Brands, Inc. (a)	305,954	4,785,121
Brinker International, Inc.	51,643	1,600,417
		6,385,538

Household Durables – 0.2%
MDC Holdings, Inc.	73,500	2,701,860

Internet Software & Services – 4.3%
CoStar Group, Inc. (a)(c)	329,493	29,446,789
NIC, Inc.	1,584,727	25,894,439
		55,341,228

IT Services – 7.8%
EPAM Systems, Inc. (a)	248,977	4,506,484
ExlService Holdings, Inc. (a)(b)	1,633,010	43,274,765
Global Cash Access Holdings, Inc. (a)(c)	2,368,913	18,572,278
MAXIMUS, Inc.	176,793	11,176,853
Wex Inc (a)	106,200	8,004,294
WNS Holdings Ltd. - ADR (a)	1,435,001	14,952,710
		100,487,384

Leisure Equipment & Products – 1.1%
Brunswick Corp.	462,700	13,459,943

Machinery – 3.1%
Luxfer Holdings Plc - ADR (a)	710,498	8,717,810
Trimas Corp. (a)	126,300	3,531,348
Wabash National Corp. (a)(c)	3,059,916	27,447,447
		39,696,605

Media – 1.5%
National CineMedia, Inc.	1,332,863	18,833,354

Metals & Mining – 1.2%
Globe Specialty Metals, Inc.	1,111,827	15,287,621

Oil, Gas & Consumable Fuels – 6.1%
Bonanza Creek Energy, Inc. (a)(c)	674,300	18,738,797
Cheniere Energy, Inc. (a)(c)	965,800	18,137,724
Energy XXI Bermuda Ltd.	537,748	17,310,108
Gulfport Energy Corp. (a)	133,000	5,083,260
Magnum Hunter Resources Corp. (a)	1,792,331	7,151,401

BLACKROCK FUNDS	DECEMBER 31, 2012	9

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Oasis Petroleum, Inc. (a)(c)	113,600	$3,612,480
SandRidge Energy, Inc. (a)(c)	1,261,841	8,012,690

		78,046,460

Paper & Forest Products – 0.9%
KapStone Paper and Packaging Corp.	494,263	10,967,696

Personal Products – 0.6%
Elizabeth Arden, Inc. (a)(c)	174,400	7,849,744

Pharmaceuticals – 10.5%
Auxilium Pharmaceuticals, Inc. (a)	541,767	10,038,942
Jazz Pharmaceuticals Plc (a)	846,395	45,028,214
ViroPharma, Inc. (a)(c)	1,848,092	42,062,574
Warner Chilcott Plc, Class A	3,117,891	37,539,408

		134,669,138

Professional Services – 1.9%
On Assignment, Inc. (a)(c)	746,006	15,129,002
Wageworks Inc (a)	553,100	9,845,180

		24,974,182

Semiconductors & Semiconductor Equipment – 2.0%
Microsemi Corp. (a)	831,850	17,502,124
Semtech Corp. (a)	292,257	8,460,840

		25,962,964

Software – 11.7%
Fortinet, Inc. (a)	327,900	6,908,853
Gateway Industries, Inc. (Acquired 2/11/11 through 12/27/11, cost $590,861) (a)(d)	1,317,638	823,523
MicroStrategy, Inc., Class A (a)	140,600	13,129,228
PROS Holdings, Inc. (a)	1,005,190	18,384,925
QLIK Technologies, Inc. (a)(c)	814,741	17,696,175
Sourcefire, Inc. (a)(c)	376,900	17,797,218
TiVo, Inc. (a)(c)	4,072,856	50,177,586
Tyler Technologies, Inc. (a)	232,525	11,263,511
Ultimate Software Group, Inc. (a)(c)	138,824	13,106,374

		149,287,393

Specialty Retail – 2.3%
Conn’s Inc (a)	200,763	6,159,409
Lumber Liquidators Holdings, Inc. (a)	136,480	7,210,238
Mattress Firm Holding Corp (a)	272,712	6,689,625
Pier 1 Imports, Inc.	202,500	4,050,000
Tile Shop Holdings Inc (a)	296,400	4,988,412

		29,097,684

Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods – 2.1%
G-III Apparel Group Ltd. (a)(c)	436,889	$14,954,710
Wolverine World Wide, Inc.	305,900	12,535,782

		27,490,492

Trading Companies & Distributors – 2.3%
Beacon Roofing Supply, Inc. (a)	281,900	9,381,632
United Rentals, Inc. (a)(c)	428,200	19,491,664

		28,873,296

Total Common Stocks – 99.4%		1,272,512,034

Warrants (e)	Shares	Value

Pharmaceuticals – 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 17.70)	1,000,249	–

Total Long-Term Investments
(Cost – $1,125,905,396) – 99.4%		1,272,512,034

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (f)(g)	15,207,735	15,207,735

	Beneficial Interest (000)

BlackRock Liquidity Series LLC, Money Market Series, 0.29% (f)(g)(h)	$201,765	201,764,729

Total Short-Term Securities (Cost – $216,972,464) – 16.9%		216,972,464

Total Investments (Cost – $1,342,877,860*) – 116.3%		1,489,484,498
Liabilities in Excess of Other Assets – (16.3)%		(208,660,971)

Net Assets – 100.0%		$1,280,823,527

Notes to Schedule of Investments

*    As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,354,696,303

Gross unrealized appreciation	$201,495,187
Gross unrealized depreciation	(66,706,992)

Net unrealized appreciation	$134,788,195

10	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

(a)	Non-income producing security.
(b)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Shares Purchased	Shares Sold	Shares Held at December 31, 2012	Value at December 31, 2012	Realized Gain
BioSpecifics Technologies Corp.	763,967	–	–	763,967	$11,421,307	–
Caribou Coffee Co., Inc.[1]	1,864,201	2,900	1,867,101	–	–	$3,584,940
Cbeyond, Inc.	3,027,373	45,700	–	3,073,073	$27,780,580	–
Epocrates, Inc.	2,728,045	396,934	–	3,124,979	$27,562,315	–
ExlService Holdings, Inc.	1,618,510	14,500	–	1,633,010	$43,274,765	–
Gentium SpA - ADR	3,168,551	57,007	–	3,225,558	$36,900,384	–

1No longer an affiliated company or held by the Fund as of report date.

(c)	Security, or a portion of security, is on loan.
(d)	Restricted security as to resale. As of report date the Fund held less than 0.1% of its net assets, with a current value of $823,523 and original cost of $590,861, in this security.
(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(f)	Represents the current yield as of report date.
(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Net Activity	Shares/ Beneficial Interest Held at December 31, 2012	Value at December 31, 2012	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	10,896,648	4,311,087	15,207,735	$ 15,207,735	$5,082
BlackRock Liquidity Series, LLC
Money Market Series	$282,712,568	$80,947,839	$201,764,729	$201,764,729	$169,331

(h)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	DECEMBER 31, 2012	11

Schedule of Investments (concluded)	BlackRock Small Cap Growth Equity Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,271,688,511	–	$823,523	$1,272,512,034
Short-Term Securities	15,207,735	$201,764,729	–	216,972,464

Total	$1,286,896,246	$201,764,729	$823,523	$1,489,484,498

1 See above Schedule of Investments for values in each industry excluding Level 3, Software, within the table.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, collateral on securities loaned at value of $201,764,729 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

12	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2, 2.01%, 7/25/32 (a)	USD	11	$5,388
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.32%, 7/25/37 (a)		24	23,733
Santander Drive Auto Receivables Trust:
Series 2010-B, Class B, 2.10%, 9/15/14 (b)		356	356,623
Series 2011-S1A, Class B, 1.48%, 5/15/17 (b)		122	122,557
Series 2011-S1A, Class D, 3.10%, 5/15/17 (b)		127	127,420

Total Asset-Backed Securities – 0.1%			635,721

Collateralized Debt Obligations – 0.0%	Par (000)		Value

Knollwood Ltd., Series 2004-1A, Class C, 3.55%, 1/10/39 (a)(b)		128	–

Common Stocks	Shares		Value

Aerospace & Defense – 0.4%
Engility Holdings, Inc. (c)		100	1,926
Esterline Technologies Corp. (c)		512	32,568
General Dynamics Corp.		120	8,312
Huntington Ingalls Industries, Inc.		3,788	164,172
L-3 Communications Holdings, Inc.		315	24,135
Northrop Grumman Corp.		6,247	422,172
Raytheon Co.		753	43,343
Spirit AeroSystems Holdings, Inc., Class A (c)		14,370	243,859
TransDigm Group, Inc.		7,810	1,064,972

			2,005,459

Air Freight & Logistics – 0.2%
Expeditors International of Washington, Inc.		22,308	882,281
UTi Worldwide, Inc.		3,321	44,501

			926,782

Common Stocks	Shares	Value

Airlines – 0.0%
Copa Holdings SA, Class A	1,896	$188,557

Auto Components – 0.0%
Lear Corp.	5,230	244,973

Automobiles – 0.3%
Nissan Motor Co. Ltd.	198,700	1,885,440
Thor Industries, Inc.	263	9,844

		1,895,284

Beverages – 0.5%
Anheuser-Busch InBev NV	18,212	1,585,993
Beam, Inc.	11,801	720,923
The Coca-Cola Co.	2,071	75,074
Molson Coors Brewing Co., Class B	1,493	63,885
Monster Beverage Corp. (c)	806	42,621

		2,488,496

Biotechnology – 0.3%
Alexion Pharmaceuticals, Inc. (c)	487	45,685
Amgen, Inc.	11,429	986,551
Celgene Corp. (c)	2,147	169,012
Myriad Genetics, Inc. (c)	6,765	184,346

		1,385,594

Building Products – 0.3%
Assa Abloy AB, Class B	37,563	1,413,973
Owens Corning (c)	2,766	102,314

		1,516,287

Capital Markets – 0.4%
Ares Capital Corp.	30,939	541,433
Eaton Vance Corp.	3,428	109,182
Federated Investors, Inc., Class B	21,324	431,385
The Goldman Sachs Group, Inc.	4,472	570,448
Legg Mason, Inc.	276	7,099
LPL Financial Holdings, Inc.	1,918	54,011
State Street Corp.	190	8,932
T. Rowe Price Group, Inc.	1,865	121,467
Waddell & Reed Financial, Inc., Class A	16,609	578,325

		2,422,282

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CLP	Chilean Peso	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian Leu
DKK	Danish Krone	RUB	Russian Ruble
EONIA	Euro OverNight Index Average	SEK	Swedish Krona
ETF	Exchange Traded Fund	SGD	Singapore Dollar
EUR	Euro	SONIA	Sterling OverNight Interbank
FEDL01	US OverNight Federal Funds		Average
	Effective Rate	SPDR	Standard & Poor’s Depositary
GBP	British Pound		Receipts
HUF	Hungarian Forint	STIBOR	Stockholm Interbank Offered Rate
IDR	Indonesian Rupiah	TBA	To-Be-Announced
ILS	Israeli Shekel	THB	Thai Baht
INR	Indian Rupee	TRY	Turkish Lira
JPY	Japanese Yen	TWD	Taiwan Dollar
KRW	South Korean Won	USD	US Dollar
LIBOR	London Interbank Offered Rate	ZAR	South African Rand

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals – 0.8%
Celanese Corp.	1,215	$54,104
CF Industries Holdings, Inc.	1,534	311,647
E.I. du Pont de Nemours & Co.	13,261	596,347
Linde AG	10,200	1,784,483
LyondellBasell Industries NV, Class A	6,707	382,903
Minerals Technologies, Inc.	622	24,830
Monsanto Co.	6,925	655,451
RPM International, Inc.	4,803	141,016
Valspar Corp.	2,915	181,896
Westlake Chemical Corp.	3,362	266,607

		4,399,284

Commercial Banks – 1.2%
Associated Banc-Corp.	2,596	34,060
Bank Rakyat Indonesia Persero Tbk PT	1,166,000	845,646
BB&T Corp.	1,072	31,206
BNP Paribas SA	11,986	682,367
First Citizens BancShares, Inc., Class A	990	161,865
First Republic Bank	1,367	44,810
HSBC Holdings Plc	91,541	970,044
ICICI Bank Ltd. - ADR	23,209	1,012,144
Itau Unibanco Holding SA, Preference	41,237	672,480
Komercni Banka AS	2,256	476,912
Sberbank of Russia - ADR	74,344	933,761
Wells Fargo & Co.	26,167	894,388

		6,759,683

Commercial Services & Supplies – 0.2%
The ADT Corp.	10,795	501,860
Copart, Inc. (c)	13,205	389,548
Pitney Bowes, Inc.	22,468	239,060
Tyco International Ltd.	3,514	102,785

		1,233,253

Communications Equipment – 0.3%
Cisco Systems, Inc.	22,164	435,523
EchoStar Corp., Class A (c)	2,468	84,455
QUALCOMM, Inc.	18,839	1,168,395

		1,688,373

Computers & Peripherals – 0.7%
Apple, Inc.	6,744	3,594,754
Diebold, Inc.	15,576	476,781

		4,071,535

Consumer Finance – 0.1%
American Express Co.	1,516	87,140
Capital One Financial Corp.	4,269	247,303

		334,443

Containers & Packaging – 0.1%
Greif, Inc., Class A	3,065	136,393
Silgan Holdings, Inc.	197	8,193
Sonoco Products Co.	9,265	275,448

		420,034

Distributors – 0.1%
Genuine Parts Co.	11,205	712,414

Diversified Consumer Services – 0.2%
H&R Block, Inc.	40,887	759,272
Service Corp. International	29,811	411,690

		1,170,962

Common Stocks	Shares	Value

Diversified Financial Services – 0.5%
Bank of America Corp.	45,037	$522,429
Citigroup, Inc.	20,055	793,376
JPMorgan Chase & Co.	35,273	1,550,954
NYSE Euronext	1,290	40,687

		2,907,446

Diversified Telecommunication Services – 0.7%
AT&T Inc.	43,313	1,460,081
CenturyLink, Inc.	12,869	503,435
Frontier Communications Corp. (d)	58,731	251,369
Verizon Communications, Inc.	28,953	1,252,796
Windstream Corp.	40,560	335,837

		3,803,518

Electric Utilities – 0.3%
Duke Energy Corp.	10,688	681,894
FirstEnergy Corp.	2,235	93,334
Hawaiian Electric Industries, Inc.	9,795	246,246
Pepco Holdings, Inc.	17,796	348,980

		1,370,454

Electrical Equipment – 0.0%
Emerson Electric Co.	2,278	120,643

Electronic Equipment, Instruments & Components – 0.0%
Corning, Inc.	3,264	41,192
FLIR Systems, Inc.	388	8,656
Ingram Micro, Inc., Class A (c)	983	16,632
Molex, Inc.	378	10,331
Tech Data Corp. (c)	633	28,820

		105,631

Energy Equipment & Services – 0.3%
Halliburton Co.	8,773	304,335
National Oilwell Varco, Inc.	8,468	578,788
Schlumberger Ltd.	9,806	679,458
Superior Energy Services, Inc. (c)	10,277	212,939

		1,775,520

Food & Staples Retailing – 0.4%
Costco Wholesale Corp.	9,050	893,869
CVS Caremark Corp.	20,378	985,276
Wal-Mart Stores, Inc.	5,344	364,621

		2,243,766

Food Products – 0.5%
Kraft Foods Group, Inc.	19,058	866,567
Mead Johnson Nutrition Co.	5,268	347,109
Mondelez International, Inc., Class A	32,380	824,719
Post Holdings, Inc. (c)	787	26,955
Want Want China Holdings Ltd.	416,000	582,985

		2,648,335

Health Care Equipment & Supplies – 0.2%
Alere, Inc. (c)	5,872	108,632
Hill-Rom Holdings, Inc.	4,358	124,203
Intuitive Surgical, Inc. (c)	389	190,754
Medtronic, Inc.	1,699	69,693
St. Jude Medical, Inc.	15,594	563,567
Stryker Corp.	185	10,142

		1,066,991

2	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services – 0.4%
Catamaran Corp. (c)	272	$12,814
DaVita HealthCare Partners, Inc. (c)	66	7,295
Express Scripts Holding Co. (c)	16,785	906,390
HCA Holdings, Inc.	4,597	138,691
Humana, Inc.	5,943	407,868
McKesson Corp.	278	26,955
Omnicare, Inc.	4,146	149,671
UnitedHealth Group, Inc.	725	39,324
WellPoint, Inc.	4,171	254,097

		1,943,105

Hotels, Restaurants & Leisure – 0.1%
Brinker International, Inc.	4,343	134,590
Starbucks Corp.	3,957	212,174

		346,764

Household Durables – 0.2%
Leggett & Platt, Inc.	25,886	704,617
Newell Rubbermaid, Inc.	3,934	87,610
NVR, Inc. (c)	177	162,840
Tempur-Pedic International, Inc. (c)	417	13,131

		968,198

Household Products – 0.4%
Church & Dwight Co., Inc.	1,250	66,963
The Clorox Co.	112	8,201
Kimberly-Clark Corp.	7,067	596,667
The Procter & Gamble Co.	5,920	401,909
Reckitt Benckiser Group Plc	20,890	1,326,095

		2,399,835

Independent Power Producers & Energy Traders – 0.0%
AES Corp.	22,483	240,568

Industrial Conglomerates – 0.4%
3M Co.	5,089	472,514
Carlisle Cos., Inc.	1,718	100,950
General Electric Co.	81,549	1,711,714

		2,285,178

Insurance – 1.2%
ACE Ltd.	9,921	791,696
Aflac, Inc.	6,703	356,063
Allied World Assurance Co. Holdings Ltd.	3,266	257,361
American International Group, Inc. (c)	12,760	450,428
Aspen Insurance Holdings Ltd.	1,744	55,948
Assurant, Inc.	2,650	91,955
Assured Guaranty Ltd.	2,242	31,904
Berkshire Hathaway, Inc., Class B (c)	2,097	188,101
China Life Insurance Co. Ltd., H Shares	151,000	500,121
Cincinnati Financial Corp.	17,368	680,131
Everest Re Group Ltd.	5,332	586,253
Principal Financial Group, Inc.	3,886	110,829
Prudential Financial, Inc.	6,401	341,365
Reinsurance Group of America, Inc.	7,831	419,115
The Travelers Cos., Inc.	1,926	138,325
Zurich Insurance Group AG (c)	4,960	1,329,072

		6,328,667

Internet & Catalog Retail – 0.2%
Liberty Ventures, Series A (c)	282	19,108
priceline.com, Inc. (c)	1,143	710,032

Common Stocks	Shares	Value

Internet & Catalog Retail (concluded)
TripAdvisor, Inc. (c)	5,696	$239,004

		968,144

Internet Software & Services – 0.5%
Google, Inc., Class A (c)	1,846	1,309,497
IAC/InterActiveCorp.	5,164	244,257
MercadoLibre, Inc. (d)	10,255	805,735
VeriSign, Inc. (c)	15,678	608,620

		2,968,109

IT Services – 0.9%
Accenture Plc, Class A	4,856	322,924
Amdocs Ltd.	2,189	74,404
Automatic Data Processing, Inc.	12,505	712,910
Broadridge Financial Solutions, Inc.	23,980	548,662
CoreLogic, Inc. (c)	7,131	191,967
International Business Machines Corp.	2,108	403,787
Lender Processing Services, Inc.	3,511	86,441
Mastercard, Inc., Class A	1,946	956,031
Paychex, Inc.	19,074	593,964
Total System Services, Inc.	10,560	226,195
Visa, Inc., Class A	6,410	971,628

		5,088,913

Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	42,750	1,750,185
Thermo Fisher Scientific, Inc.	1,306	83,297

		1,833,482

Machinery – 1.1%
Atlas Copco AB, A Shares	42,952	1,191,071
Caterpillar, Inc.	7,757	694,872
Cummins, Inc.	810	87,764
Donaldson Co., Inc.	3,377	110,901
FANUC Corp.	6,000	1,116,298
Flowserve Corp.	1,175	172,490
Harsco Corp.	6,541	153,714
Illinois Tool Works, Inc.	11,886	722,788
Ingersoll-Rand Plc	270	12,949
Railpower Technologies Corp. (c)	17,600	–
SMC Corp.	5,500	999,100
The Toro Co.	2,818	121,118
Wabtec Corp.	5,241	458,797
Xylem, Inc.	2,726	73,875

		5,915,737

Media – 1.0%
British Sky Broadcasting Group Plc	162,163	2,045,276
DIRECTV (c)	13,851	694,766
DISH Network Corp., Class A	17,331	630,848
John Wiley & Sons, Inc., Class A	1,676	65,247
Liberty Global, Inc., Class A (c)	19,714	1,241,785
The McGraw-Hill Cos., Inc.	3,732	204,028
Viacom, Inc., Class B	9,808	517,274

		5,399,224

Metals & Mining – 0.5%
Newmont Mining Corp.	528	24,520
POSCO	1,420	465,178
Rio Tinto Plc	32,225	1,879,554
Royal Gold, Inc.	47	3,822

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012	3

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining (concluded)
Southern Copper Corp.	11,885	$449,966

		2,823,040

Multiline Retail – 0.1%
Dollar General Corp. (c)	418	18,430
Dollar Tree, Inc. (c)	8,882	360,254

		378,684

Multi-Utilities – 0.3%
Ameren Corp.	22,751	698,911
CenterPoint Energy, Inc.	12,986	249,981
Consolidated Edison, Inc.	1,605	89,142
DTE Energy Co.	401	24,080
NiSource, Inc.	30,281	753,694

		1,815,808

Office Electronics – 0.2%
Canon, Inc.	20,800	806,203

Oil, Gas & Consumable Fuels – 1.9%
Apache Corp.	10,515	825,428
Chevron Corp.	17,279	1,868,551
ConocoPhillips	6,786	393,520
EQT Corp.	1,133	66,824
Exxon Mobil Corp.	36,589	3,166,778
Kinder Morgan, Inc.	22,180	783,619
Longview Energy Co. (Acquired 8/13/04, cost $48,000) (c)(e)	3,200	47,552
Marathon Petroleum Corp.	1,577	99,351
Matador Resources Co. (Acquired 4/13/06,cost $8,451) (c)(e)	939	7,700
Occidental Petroleum Corp.	3,743	286,751
Royal Dutch Shell Plc, B Shares	56,367	2,010,978
Spectra Energy Corp.	22,675	620,842

		10,177,894

Paper & Forest Products – 0.0%
Ainsworth Lumber Co. Ltd. (b)(c)	26,979	72,331
Ainsworth Lumber Co. Ltd. (c)	19,432	52,746

		125,077

Personal Products – 0.1%
The Estee Lauder Cos., Inc., Class A	5,796	346,949
Herbalife Ltd. (d)	2,142	70,557
Nu Skin Enterprises, Inc., Class A	133	4,928

		422,434

Pharmaceuticals – 1.9%
Abbott Laboratories	9,162	600,111
Allergan, Inc.	2,939	269,594
Bristol-Myers Squibb Co.	13,763	448,536
Eli Lilly & Co.	13,395	660,641
Forest Laboratories, Inc. (c)	12,132	428,502
Hospira, Inc. (c)	5,338	166,759
Johnson & Johnson	11,431	801,313
Merck & Co., Inc.	1,749	71,604
Pfizer, Inc.	83,235	2,087,534
Roche Holding AG	13,301	2,689,212
Salix Pharmaceuticals Ltd. (c)	5,204	210,658
Sanofi-Aventis SA	19,556	1,842,797
Warner Chilcott Plc, Class A	13,524	162,829

		10,440,090

Common Stocks	Shares	Value

Professional Services – 0.0%
Towers Watson & Co., Class A	1,441	$80,999

Real Estate Investment Trusts (REITs) – 0.6%
Alexandria Real Estate Equities, Inc.	1,482	102,732
American Capital Agency Corp.	19,878	575,269
American Tower Corp.	10,922	843,943
Annaly Capital Management, Inc.	28,887	405,573
CommonWealth REIT	7,595	120,305
Equity Residential	143	8,104
Piedmont Office Realty Trust, Inc., Class A	26,340	475,437
Retail Properties of America, Inc., Class A	4,028	48,215
Senior Housing Properties Trust	21,748	514,123
Simon Property Group, Inc.	1	157
Ventas, Inc.	1,510	97,727

		3,191,585

Real Estate Management & Development – 0.0%
Alexander & Baldwin, Inc. (c)	5,086	149,376

Road & Rail – 0.2%
CSX Corp.	24,996	493,171
Norfolk Southern Corp.	12,097	748,078

		1,241,249

Semiconductors & Semiconductor Equipment – 0.9%
ASML Holding NV	15,627	1,002,222
Avago Technologies Ltd.	10,787	341,516
First Solar, Inc. (c)	497	15,347
Intel Corp.	15,976	329,585
KLA-Tencor Corp.	12,037	574,887
Maxim Integrated Products, Inc.	7,082	208,211
Microchip Technology, Inc.	15,749	513,260
Samsung Electronics Co. Ltd.	723	1,038,806
Veeco Instruments, Inc. (c)	26,928	794,915

		4,818,749

Software – 0.5%
Citrix Systems, Inc. (c)	1,402	92,182
Fortinet, Inc. (c)	3,804	80,150
Intuit, Inc.	4,263	253,649
Microsoft Corp.	81,293	2,172,962
Oracle Corp.	6,017	200,486
SolarWinds, Inc. (c)	1,870	98,082
Synopsys, Inc. (c)	1,899	60,464

		2,957,975

Specialty Retail – 0.7%
American Eagle Outfitters, Inc.	26,989	553,544
The Gap, Inc.	2,707	84,025
Hennes & Mauritz AB, B Shares	40,539	1,404,962
Ross Stores, Inc.	13,712	742,505
TJX Cos., Inc.	18,445	782,990

		3,568,026

Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc.	5,591	310,356
Michael Kors Holdings Ltd. (c)	6,019	307,150
NIKE, Inc., Class B	8,612	444,379
The Swatch Group AG	2,506	1,270,803
VF Corp.	395	59,633

		2,392,321

4	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Thrifts & Mortgage Finance – 0.1%
Capitol Federal Financial, Inc.		49,565	$579,415
New York Community Bancorp, Inc.		14,244	186,596

			766,011

Tobacco – 1.1%
Altria Group, Inc.		25,809	810,919
Imperial Tobacco Group Plc		59,403	2,303,159
Lorillard, Inc.		12,213	1,424,891
Philip Morris International, Inc.		14,445	1,208,180
Reynolds American, Inc.		1,381	57,215

			5,804,364

Trading Companies & Distributors – 0.1%
MRC Global, Inc. (c)		9,973	277,050

Water Utilities – 0.1%
American Water Works Co., Inc.		16,117	598,424

Wireless Telecommunication Services – 0.6%
MetroPCS Communications, Inc. (c)		9,833	97,740
Rogers Communications, Inc., Class B		17,067	774,852
United States Cellular Corp. (c)		5,110	180,076
Vodafone Group Plc		955,365	2,404,919

			3,457,587

Total Common Stocks – 26.0%			142,884,869

Corporate Bonds	Par (000)		Value

Beverages – 0.0%
SABMiller Holdings, Inc., 4.95%, 1/15/42 (b)	USD	200	226,705

Building Products – 0.1%
Grohe Holding GmbH, 0.21%, 12/15/17 (a)	EUR	150	207,398
Lafarge SA, 5.88%, 7/09/19		200	287,751

			495,149

Capital Markets – 0.2%
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	USD	700	827,548

Chemicals – 0.2%
Arkema SA, 3.85%, 4/30/20	EUR	200	286,488
Brenntag Finance BV, 5.50%, 7/19/18		400	599,356
INEOS Finance Plc, 7.50%, 5/01/20	USD	150	157,125
INEOS Group Holdings SA, 7.88%, 2/15/16	EUR	200	261,748

			1,304,717

Commercial Banks – 2.7%
Abbey National Treasury Services Plc, 4.25%, 4/12/22		500	782,215
Asian Development Bank, 2.35%, 6/21/27	JPY	20,000	261,205
Banco Bilbao Vizcaya Argentaria SA, 3.50%, 12/05/17	EUR	500	661,109
Bankinter SA, 3.88%, 10/30/15		300	397,051
Barclays Bank Plc, 4.13%, 3/15/16		400	579,356
BNP Paribas SA:
2.88%, 11/27/17		600	845,935
2.50%, 8/23/19		200	274,512
Canadian Imperial Bank of Commerce, 2.60%,
7/02/15 (b)	USD	290	304,732
Carrefour Banque SA, 2.88%, 9/25/15	EUR	200	274,629

Corporate Bonds	Par (000)		Value

Commercial Banks (concluded)
Credit Agricole SA, 1.88%, 10/18/17	EUR	300	$401,343
Danske Bank A/S, 3.88%, 5/18/16		500	716,817
European Investment Bank, 2.15%, 1/18/27	JPY	20,000	246,644
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (b)	USD	680	706,350
HSBC Holdings Plc, 6.10%, 1/14/42		150	199,585
Hypo Alpe-Adria-Bank International AG, 2.38%, 12/13/22	EUR	1,500	2,004,084
ING Bank NV:
3.38%, 1/11/18		250	368,201
2.63%, 12/05/22 (b)	USD	500	494,741
Intesa Sanpaolo SpA, 4.38%, 10/15/19	EUR	400	542,754
KBC Internationale Financieringsmaatschappij NV, 4.50%, 3/27/17		500	733,636
Lloyds TSB Bank Plc:
6.50%, 3/24/20		300	452,297
4.00%, 9/29/21		250	386,029
Société Générale SA, 2.38%, 2/28/18		600	821,056
Société Générale SFH, 2.88%, 3/14/19		500	718,730
SpareBank 1 SR Bank ASA, 2.00%, 5/14/18		300	401,987
Sumitomo Mitsui Banking Corp., 4.85%, 3/01/22	USD	400	455,168
Turkiye Garanti Bankasi AS, 5.25%, 9/13/22		300	322,500
Wells Fargo & Co., 3.50%, 3/08/22		540	575,992

			14,928,658

Commercial Services & Supplies – 0.2%
Edenred SA, 3.63%, 10/06/17	EUR	600	856,590

Diversified Financial Services – 0.6%
Bank of America Corp., 5.70%, 1/24/22	USD	600	721,529
Citigroup, Inc.:
5.00%, 9/15/14		140	147,292
4.59%, 12/15/15		700	764,225
General Electric Capital Corp., 6.15%, 8/07/37		200	248,639
JPMorgan Chase Bank, N.A., 6.00%, 10/01/17		445	526,809
Nationwide Building Society, 3.13%, 4/03/17	EUR	500	710,819
Old Mutual Plc, 7.13%, 10/19/16	GBP	200	374,707

			3,494,020

Diversified Telecommunication Services – 0.5%
Iliad SA, 4.88%, 6/01/16	EUR	700	993,342
Telefonica Emisiones SAU, 5.81%, 9/05/17		100	149,638
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24		200	282,471
Verizon Communications, Inc.:
3.50%, 11/01/21	USD	240	262,564
6.40%, 2/15/38		200	270,774
Vivendi SA, 2.50%, 1/15/20	EUR	600	790,608

			2,749,397

Electric Utilities – 0.5%
Alabama Power Co., 3.95%, 6/01/21	USD	220	245,900
Duke Energy Carolinas LLC, 4.25%, 12/15/41		185	193,733
EDP Finance BV, 5.75%,
9/21/17	EUR	300	424,498
Enel Finance International NV:
3.63%, 4/17/18		200	273,337
4.88%, 3/11/20		100	142,212
ESB Finance Ltd., 6.25%, 9/11/17		200	300,739
Georgia Power Co., 3.00%, 4/15/16	USD	390	416,881

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012	5

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Electric Utilities (concluded)
Jersey Central Power & Light Co., 7.35%, 2/01/19	USD	120	$153,278
MidAmerican Energy Holdings Co., 6.50%, 9/15/37		150	199,233
PacifiCorp, 6.25%, 10/15/37		100	134,702
Perusahaan Listrik Negara PT, 5.25%, 10/24/42		200	206,000

			2,690,513

Food & Staples Retailing – 0.1%
Casino Guichard Perrachon SA, 3.16%, 8/06/19	EUR	200	275,837

Food Products – 0.2%
Barry Callebaut Services NV, 5.38%, 6/15/21		500	745,131
Mondelez International, Inc.:
6.50%, 8/11/17	USD	160	195,421
6.50%, 2/09/40		100	134,335

			1,074,887

Gas Utilities – 0.1%
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)		185	233,391
Snam SpA, 3.50%, 2/13/20	EUR	400	551,075

			784,466

Health Care Equipment & Supplies – 0.1%
Covidien International Finance SA, 3.20%, 6/15/22	USD	500	523,449

Health Care Providers & Services – 0.2%
HCA, Inc., 7.25%, 9/15/20		455	503,913
Tenet Healthcare Corp.:
6.25%, 11/01/18		235	257,913
8.88%, 7/01/19		150	168,000

			929,826

Hotels, Restaurants & Leisure – 0.2%
Darden Restaurants, Inc., 3.35%, 11/01/22		300	290,288
William Hill Plc, 7.13%, 11/11/16	GBP	350	625,416
Wyndham Worldwide Corp., 4.25%, 3/01/22	USD	330	340,731

			1,256,435

Household Durables – 0.1%
NVR, Inc., 3.95%, 9/15/22		550	569,940

Industrial Conglomerates – 0.2%
Eaton Corp., 4.00%, 11/02/32 (b)		100	102,851
Smiths Group Plc, 4.13%, 5/05/17	EUR	500	717,340

			820,191

Insurance – 0.2%
Allianz Finance II BV, 5.75%, 7/08/41 (a)		100	150,967
Aviva Plc, 6.13%, 11/14/36 (a)	GBP	160	268,897
AXA SA, 5.25%, 4/16/40 (a)	EUR	200	275,648
Hannover Finance Luxembourg SA, 5.00%, 6/30/43 (a)		100	143,985
Willow No.2 Ireland Plc for Zurich Insurance Co. Ltd., 3.38%, 6/27/22		300	427,456

			1,266,953

IT Services – 0.1%
Computer Sciences Corp., 4.45%, 9/15/22	USD	300	313,304

Leisure Equipment & Products – 0.0%
Mattel, Inc., 5.45%, 11/01/41		200	225,927

Corporate Bonds	Par (000)		Value

Life Sciences Tools & Services – 0.1%
Life Technologies Corp., 6.00%, 3/01/20	USD	230	$272,594

Media – 0.3%
British Sky Broadcasting Group Plc, 3.13%, 11/26/22 (b)		700	697,564
Cyfrowy Polsat Finance AB, 7.13%, 5/20/18	EUR	300	434,596
News America, Inc., 6.20%, 12/15/34	USD	100	121,115
Time Warner Cable, Inc., 4.50%, 9/15/42		6	5,851
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 9/15/22	EUR	100	135,296
Virgin Media Finance Plc, 4.88%, 2/15/22	USD	200	204,500
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		280	301,350

			1,900,272

Multi-Utilities – 0.1%
Centrica Plc, 6.38%, 3/10/22	GBP	100	206,250
Dominion Resources, Inc., 1.95%, 8/15/16	USD	305	313,443

			519,693

Oil, Gas & Consumable Fuels – 0.4%
Enterprise Products Operating LLC:
Series L, 6.30%, 9/15/17		250	302,408
6.13%, 10/15/39		225	271,821
EOG Resources, Inc., 2.63%, 3/15/23		650	654,573
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		225	269,395
5.00%, 8/15/42		150	158,967
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/06/22		300	305,250

			1,962,414

Paper & Forest Products – 0.2%
Mondi Finance Plc, 3.38%, 9/28/20	EUR	700	949,249

Pharmaceuticals – 0.1%
AbbVie, Inc., 2.90%, 11/06/22 (b)	USD	450	458,271
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22		100	102,085

			560,356

Professional Services – 0.2%
Experian Finance Plc, 4.75%, 11/23/18	GBP	400	726,967
TMF Group Holding BV, 9.88%, 12/01/19	EUR	150	200,858

			927,825

Real Estate Investment Trusts (REITs) – 0.2%
Goodman Funding Pty Ltd., 6.38%, 4/15/21 (b)	USD	400	454,430
Hospitality Properties Trust, 5.63%, 3/15/17		186	205,386
Unibail-Rodamco SE, 2.25%, 8/01/18	EUR	287	390,405
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	USD	135	147,633

			1,197,854

Real Estate Management & Development – 0.0%
WEA Finance LLC, 4.63%, 5/10/21 (b)		150	167,957

Road & Rail – 0.2%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		150	184,923
National Express Group Plc, 6.63%, 6/17/20	GBP	400	753,268

			938,191

6	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail – 0.2%
Dixons Retail Plc, 8.75%, 9/15/17	GBP	150	$263,650
Matalan Finance Plc, 8.88%, 4/29/16		250	418,298
O’Reilly Automotive, Inc., 3.80%, 9/01/22	USD	500	521,373

			1,203,321

Textiles, Apparel & Luxury Goods – 0.1%
LVMH Moet Hennessy Louis Vuitton SA, 1.63%, 6/29/17 (b)		800	813,196

Tobacco – 0.2%
B.A.T. International Finance Plc, 3.63%, 11/09/21	EUR	700	1,029,769

Wireless Telecommunication Services – 0.4%
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)	USD	500	602,242
Global Switch Holdings Ltd., 5.50%, 4/18/18	EUR	300	449,964
SK Telecom Co. Ltd., 2.13%, 5/01/18 (b)	USD	950	955,195
Telefonica Emisiones SAU, 4.71%, 1/20/20	EUR	300	429,697

			2,437,098

Total Corporate Bonds – 9.2%			50,494,301

Foreign Agency Obligations	Par (000)		Value
Electricite de France SA, 2.75%, 3/10/23	USD	500	668,955
European Financial Stability Facility, 1.63%, 9/15/17		2,000	2,737,181
Hydro-Quebec, 8.40%, 1/15/22	USD	405	581,075
Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13		350	352,050
0.50%, 7/25/16	EUR	3,200	4,255,742
Petrobras International Finance Co., 3.88%, 1/27/16	USD	345	363,976
Province of British Columbia, 4.80%, 6/15/21	CAD	350	411,636
Province of Manitoba:
4.30%, 3/01/16		200	218,361
1.75%, 5/30/19	USD	490	498,458
Province of Ontario:
4.30%, 3/08/17	CAD	600	663,866
6.20%, 6/02/31		400	559,236
Province of Quebec:
4.50%, 12/01/19		600	684,188
5.00%, 12/01/41		150	190,236

Total Foreign Agency Obligations – 2.2%			12,184,960

Foreign Government Obligations	Par (000)		Value
Australia – 0.4%
Commonwealth of Australia, 4.75%, 6/15/16	AUD	1,100	1,219,153
New South Wales Treasury Corp., 6.00%, 2/01/18		400	464,228
Queensland Treasury Corp., 6.25%, 2/21/20		400	473,178
Treasury Corp. of Victoria, 6.00%, 6/15/20		250	297,801

			2,454,360

Belgium – 0.2%
European Union, 2.50%, 11/04/27	EUR	1,000	1,360,560

Canada – 0.3%
Canada Housing Trust No. 1:
2.75%, 9/15/14	CAD	400	412,542
2.75%, 6/15/16 (b)		400	419,322

Foreign Government Obligations	Par (000)		Value
Canada (concluded)
3.35%, 12/15/20	CAD	250	$274,417
Government of Canada:
8.00%, 6/01/27		150	260,571
4.00%, 6/01/41		300	403,086

			1,769,938

Czech Republic – 0.0%
Czech Republic, 3.85%, 9/29/21	CZK	4,300	262,884

Denmark – 0.1%
Kingdom of Denmark, 4.00%, 11/15/19	DKK	3,500	758,180

Finland – 0.4%
Republic of Finland, 1.50%, 9/15/22	EUR	1,700	2,262,387

Germany – 1.2%
Federal Republic of Germany:
2.25%, 9/04/21		3,000	4,331,895
1.75%, 7/04/22		150	206,254
3.25%, 7/04/42		1,220	2,005,180

			6,543,329

Israel – 0.1%
State of Israel, 4.25%, 8/31/16	ILS	1,000	286,273

Italy – 1.5%
Buoni Poliennali del Tesoro:
3.00%, 11/01/15	EUR	1,600	2,145,649
3.50%, 11/01/17		2,900	3,863,270
4.50%, 3/01/26		1,750	2,280,682

			8,289,601

Japan – 5.5%
Development Bank of Japan (20 Year), 1.05%, 6/20/23	JPY	50,000	586,757
Government of Japan (5 Year):
Series 83, 0.90%, 6/20/14		380,000	4,437,287
Series 89, 0.40%, 6/20/15		430,000	5,000,850
Series 105, 0.20%, 6/20/17		195,000	2,254,739
Government of Japan (10 Year):
Series 300, 1.50%, 3/20/19		545,000	6,749,432
Series 323, 0.90%, 6/20/22		290,000	3,397,132
Government of Japan (20 Year):
Series 94, 2.10%, 3/20/27		215,000	2,755,700
Series 137, 1.70%, 6/20/32		175,000	2,012,600
Government of Japan (30 Year):
Series 26, 2.40%, 3/20/37		70,000	890,694
Series 36, 2.00%, 3/20/42		75,000	874,015
Government of Japan (40 Year), Series 5, 2.00%, 3/20/52		24,000	268,296
Japan Finance Organization for Municipalities, 2.00%, 5/09/16		100,000	1,228,413

			30,455,915

Malaysia – 0.1%
Federation of Malaysia, 3.58%, 9/28/18	MYR	1,200	397,532

Mexico – 0.2%
United Mexican States:
6.50%, 6/09/22	MXN	7,500	627,757
8.30%, 8/15/31	USD	194	312,825

			940,582

Netherlands – 0.5%
Kingdom of the Netherlands, 1.25%, 1/15/18	EUR	2,000	2,722,877

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012	7

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
New Zealand – 0.1%
New Zealand, 5.00%, 3/15/19	NZD	300	$273,720

Norway – 0.0%
Kingdom of Norway, 2.00%, 5/24/23	NOK	800	142,329

Peru – 0.1%
Republic of Peru, 6.55%, 3/14/37	USD	215	310,675

Poland – 0.1%
Republic of Poland:
5.13%, 4/21/21		200	237,200
5.00%, 3/23/22		250	295,250

			532,450

Russia – 0.0%
Russian Federation, 7.50%, 3/31/30 (f)		186	238,898

Singapore – 0.1%
Republic of Singapore, 2.25%, 6/01/21	SGD	350	311,620

South Africa – 0.1%
Republic of South Africa:
5.50%, 3/09/20	USD	100	118,500
7.00%, 2/28/31	ZAR	3,000	327,842

			446,342

Sweden – 0.2%
Kingdom of Sweden, 3.75%, 8/12/17	SEK	6,000	1,036,646

Thailand – 0.1%
Kingdom of Thailand, 3.45%, 3/08/19	THB	13,500	445,802

United Kingdom – 1.4%
United Kingdom Gilt:
2.75%, 1/22/15	GBP	900	1,534,163
1.75%, 1/22/17		600	1,016,001
3.75%, 9/07/19		550	1,038,951
5.00%, 3/07/25		250	535,888
4.25%, 6/07/32		600	1,203,333
4.50%, 12/07/42		1,000	2,071,005
4.25%, 12/07/55		100	202,131

			7,601,472

Total Foreign Government Obligations – 12.7%			69,844,372

Investment Companies	Shares		Value
Financial Select Sector SPDR Fund		1,239,925	20,334,770
Health Care Select Sector SPDR Fund		689,223	27,534,459
Industrial Select Sector SPDR Fund		532,800	20,193,120
iShares Barclays 1-3 Year Credit Bonds Fund (g)		151,918	16,024,311
iShares iBoxx $ High Yield Corporate Bond Fund (g)		245,498	22,917,238
iShares MSCI EAFE Minimum Volatility Index Fund (g)		204,600	11,165,022
iShares MSCI Emerging Markets Minimum Volatility Index Fund (g)		193,100	11,694,136
iShares MSCI USA Minimum Volatility Index Fund (g)		374,900	10,887,096
Technology Select Sector SPDR Fund		557,137	16,129,116
Vanguard MSCI Emerging Markets ETF		949,800	42,294,594

Total Investment Companies – 36.2%			199,173,862

Non-Agency Mortgage-Backed Securities	Par (000)			Value
Commercial Mortgage-Backed Securities – 0.3%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)	USD	30		$32,387
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.22%, 8/15/48		330		374,077
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 5/15/38		588		589,603
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AJ, 5.87%, 7/10/38 (a)		170		164,969
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class AM, 5.45%, 12/12/44 (a)		180		195,648
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.46%, 2/15/40		165		185,420
Morgan Stanley Capital I Trust, Series 2003-IQ4, Class A2, 4.07%, 5/15/40		436		437,138

Total Non-Agency Mortgage-Backed Securities – 0.3%				1,979,242

U.S. Government Sponsored Agency Securities	Par (000)			Value
Agency Obligations – 1.0%
Fannie Mae:
0.38%, 3/16/15		2,000		2,002,658
6.63%, 11/15/30		200		304,601
Federal Home Loan Bank, 5.63%, 6/13/16		890		1,031,795
Freddie Mac:
1.00%, 7/30/14		1,000		1,011,997
5.25%, 4/18/16		760		879,065
Small Business Administration Participation Certificates, Series 1997-20F, Class 1, 7.20%, 6/01/17		94		103,755
Tennessee Valley Authority, 5.25%, 9/15/39		145		190,779

				5,524,650

Mortgage-Backed Securities – 4.3%
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/43 (h)		800		838,250
3.50%, 1/01/28-1/01/43 (h)		2,350		2,500,906
4.00%, 1/01/28-1/01/43 (h)		1,700		1,820,406
4.50%, 1/01/43 (h)		1,650		1,782,516
5.00%, 1/01/28-1/01/43 (h)		1,700		1,840,797
5.50%, 1/01/43 (h)		900		977,625
6.00%, 1/01/43 (h)		900		982,969
6.50%, 1/01/43 (h)		650		725,156
7.50%, 10/01/25		–	(i)	1
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/28 (h)		750		787,734
4.00%, 1/01/43 (h)		1,150		1,227,625
4.50%, 1/01/28-1/01/43 (h)		2,000		2,138,360
5.00%, 1/01/43 (h)		950		1,021,844
5.50%, 1/01/43 (h)		700		755,344
6.00%, 1/01/43 (h)		700		760,594
Ginnie Mae Mortgage-Backed Securities:
4.00%, 1/15/43 (h)		1,400		1,534,750
4.50%, 1/15/43 (h)		1,600		1,752,000
5.00%, 1/15/43 (h)		1,000		1,090,000

8	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
5.50%, 1/15/43 (h)	USD	850	$932,609

			23,469,486

Total U.S. Government Sponsored Agency Securities – 5.3%			28,994,136

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bonds:
5.25%, 11/15/28		500	690,860
5.38%, 2/15/31		700	999,250
5.00%, 5/15/37		170	239,859
4.38%, 5/15/41		350	455,984
3.00%, 5/15/42		1,338	1,363,088
U.S. Treasury Notes, 0.25%, 4/30/14		570	570,245

Total U.S. Treasury Obligations – 0.8%			4,319,286

Total Long-Term Investments (Cost – $ 477,101,410) – 92.8%			510,510,749

Short-Term Securities	Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (g)(j)		51,106,277	51,106,277

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.29% (g)(j)(k)	USD	436	435,608

Total Short-Term Securities (Cost – $ 51,541,885) – 9.4%			51,541,885

Options Purchased			Value
(Cost – $1,652,520) – 0.1%			$784,080

Total Investments before TBA Sale Commitments and Options Written (Cost – $530,295,815*) – 102.3%			562,836,714

Options Written			Value
(Premiums Received – $ 89,929) – (0.0)%			(68,250)

TBA Sale Commitments (h)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities:
4.00%, 1/01/28	USD	500	(535,000)
4.50%, 1/01/43		1,200	(1,296,375)
5.00%, 1/01/43		800	(866,500)
5.50%, 1/01/43		600	(651,750)
6.50%, 1/01/43		400	(446,250)
Freddie Mac Mortgage-Backed Securities:
5.50%, 1/01/43		400	(431,625)
6.00%, 1/01/43		400	(434,625)

Total TBA Sale Commitments (Proceeds – $4,657,547) – (0.9)%			(4,662,125)

Total Investments Net of TBA Sale Commitments and Options Written – 101.4%			558,106,339
Liabilities in Excess of Other Assets – (1.4)%			(7,794,198)

Net Assets – 100.0%			$550,312,141

Notes to Schedule of Investments

*     As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$531,209,702

Gross unrealized appreciation	$38,229,076
Gross unrealized depreciation	(6,602,064)

Net unrealized appreciation	$31,627,012

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Security, or a portion of security, is on loan.
(e)	Restricted security as to resale. As of report date, the Fund held less than 0.01% of its net assets, with a current value of $55,252 and an original cost of $56,451, in these securities.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012	9

Schedule of Investments (continued)

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Net Activity	Shares/ Beneficial Interest Held at December 31, 2012	Value at December 31, 2012	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	97,232,371	(46,126,094)	51,106,277	$51,106,277	$ 20,688	$446
BlackRock Liquidity Series, LLC Money Market Series	$ 2,629,449	$ (2,193,841)	$ 435,608	$ 435,608	$ 9,451	—
iShares Barclays 1-3 Year Credit Bonds Fund	—	151,918	151,918	$16,024,311	$ 20,766	—
iShares iBoxx $ High Yield Corporate Bond Fund	245,498	—	245,498	$22,917,238	$488,448	—
iShares MSCI EAFE Minimum Volatility Index Fund	—	204,600	204,600	$11,165,022	$102,380	—
iShares MSCI Emerging Markets Minimum Volatility Index Fund	—	193,100	193,100	$11,694,136	$ 74,241	—
iShares MSCI USA Minimum Volatility Index Fund	—	374,900	374,900	$10,887,096	$ 78,954	—

(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Plc	$1,227,625	$ 2,336
Credit Suisse Group AG	$ (651,750)	$ (563)
Deutsche Bank AG	$9,114,812	$ 3,264
Goldman Sachs Group, Inc.	$ (969,625)	$ 47
JPMorgan Chase & Co.	$9,491,094	$16,250
Wells Fargo & Co.	$ 595,203	$ (258)

(i)	Amount is less than $500.
(j)	Represents the current yield as of report date.
(k)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Financial futures contracts as of December 31, 2012 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

2	Canada Bond (10 Year)	Montreal Mercantile	March 2013	USD	272,525	$ (655)
108	DAX Index Futures	Eurex	March 2013	USD	27,151,465	(224,230)
	E-Mini Emerging Markets Index
194	Futures	Chicago Mercantile	March 2013	USD	10,412,950	199,511
(849)	E-Mini S&P 500® Futures	Chicago Mercantile	March 2013	USD	(60,283,245)	324,411
800	Euro STOXX 50	Eurex	March 2013	USD	27,613,516	(309,377)
(10)	Euro-Bobl	Eurex	March 2013	USD	(1,687,170)	(10,393)
(33)	Euro-Bund	Eurex	March 2013	USD	(6,343,875)	(37,444)
(16)	Gilt British	London	March 2013	USD	(3,090,889)	(12,492)
67	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2013	USD	14,771,406	(3,919)
71	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2013	USD	9,427,469	3,238

Total						$ (71,350)

—	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	210,000	USD	100,358	BNP Paribas SA	1/03/13	$2,162
BRL	610,000	USD	298,507	Citigroup, Inc.	1/03/13	(583)

10	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012

Schedule of Investments (continued)

—	Foreign currency exchange contracts as of December 31, 2012 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	20,000	USD	9,463	Citigroup, Inc.	1/03/13	$ 301
BRL	50,000	USD	23,952	Citigroup, Inc.	1/03/13	458
BRL	780,000	USD	371,110	Citigroup, Inc.	1/03/13	9,681
BRL	50,000	USD	24,062	Deutsche Bank AG	1/03/13	348
BRL	970,000	USD	465,116	HSBC Holdings Plc	1/03/13	8,432
BRL	2,037,000	USD	996,819	UBS AG	1/03/13	(1,947)
BRL	1,079,000	USD	528,016	UBS AG	1/03/13	(1,032)
BRL	500,000	USD	244,678	UBS AG	1/03/13	(478)
BRL	180,000	USD	85,328	UBS AG	1/03/13	2,547
BRL	767,000	USD	366,285	UBS AG	1/03/13	8,160
BRL	1,199,000	USD	572,588	UBS AG	1/03/13	12,757
USD	102,765	BRL	210,000	BNP Paribas SA	1/03/13	201
USD	290,227	BRL	610,000	Citigroup, Inc.	1/03/13	(7,571)
USD	9,787	BRL	20,000	Citigroup, Inc.	1/03/13	19
USD	24,468	BRL	50,000	Citigroup, Inc.	1/03/13	48
USD	381,698	BRL	780,000	Citigroup, Inc.	1/03/13	746
USD	24,468	BRL	50,000	Deutsche Bank AG	1/03/13	48
USD	474,676	BRL	970,000	HSBC Holdings Plc	1/03/13	927
USD	977,213	BRL	2,037,000	UBS AG	1/03/13	(17,239)
USD	517,630	BRL	1,079,000	UBS AG	1/03/13	(9,132)
USD	239,751	BRL	500,000	UBS AG	1/03/13	(4,346)
USD	88,084	BRL	180,000	UBS AG	1/03/13	172
USD	375,336	BRL	767,000	UBS AG	1/03/13	733
USD	586,738	BRL	1,199,000	UBS AG	1/03/13	1,146
AUD	775,000	USD	802,483	Deutsche Bank AG	1/08/13	1,810
AUD	775,000	USD	802,626	HSBC Holdings Plc	1/08/13	1,667
AUD	800,000	USD	828,376	UBS AG	1/08/13	1,862
CAD	1,815,000	USD	1,824,856	Deutsche Bank AG	1/08/13	(505)
CAD	1,810,000	USD	1,819,754	HSBC Holdings Plc	1/08/13	(429)
CAD	1,300,000	USD	1,319,497	UBS AG	1/08/13	(12,799)
CAD	1,865,000	USD	1,875,145	UBS AG	1/08/13	(536)
CZK	1,550,000	USD	81,887	Deutsche Bank AG	1/08/13	(338)
CZK	1,550,000	USD	81,824	HSBC Holdings Plc	1/08/13	(276)
CZK	1,600,000	USD	84,455	UBS AG	1/08/13	(276)
DKK	1,455,000	USD	258,039	Deutsche Bank AG	1/08/13	(590)
DKK	1,450,000	USD	257,204	HSBC Holdings Plc	1/08/13	(640)
DKK	1,495,000	USD	265,140	UBS AG	1/08/13	(614)
EUR	13,545,000	USD	17,919,155	Deutsche Bank AG	1/08/13	(39,078)
EUR	13,550,000	USD	17,932,314	HSBC Holdings Plc	1/08/13	(45,637)
EUR	13,960,000	USD	18,467,963	UBS AG	1/08/13	(40,066)
EUR	7,500,000	USD	9,867,218	UBS AG	1/08/13	33,157
GBP	2,325,000	USD	3,748,235	Deutsche Bank AG	1/08/13	28,540
GBP	2,320,000	USD	3,740,993	HSBC Holdings Plc	1/08/13	27,660
GBP	1,700,000	USD	2,739,856	State Street Corp.	1/08/13	21,657
GBP	1,500,000	USD	2,430,132	UBS AG	1/08/13	6,497

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012	11

Schedule of Investments (continued)

—	Foreign currency exchange contracts as of December 31, 2012 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	2,390,000	USD	3,850,864	UBS AG	1/08/13	$ 31,499
ILS	395,000	USD	105,772	Deutsche Bank AG	1/08/13	(54)
ILS	395,000	USD	105,592	HSBC Holdings Plc	1/08/13	126
ILS	410,000	USD	109,843	UBS AG	1/08/13	(111)
JPY	865,590,000	USD	10,068,793	Deutsche Bank AG	1/08/13	(76,885)
JPY	14,850,000	USD	171,748	Deutsche Bank AG	1/08/13	(339)
JPY	865,590,000	USD	10,074,020	HSBC Holdings Plc	1/08/13	(82,111)
JPY	15,300,000	USD	176,954	HSBC Holdings Plc	1/08/13	(351)
JPY	14,850,000	USD	171,751	JPMorgan Chase & Co.	1/08/13	(342)
JPY	550,000,000	USD	6,572,422	UBS AG	1/08/13	(223,516)
JPY	891,820,000	USD	10,377,481	UBS AG	1/08/13	(82,788)
MXN	2,805,000	USD	215,430	Deutsche Bank AG	1/08/13	1,401
MXN	2,805,000	USD	215,390	HSBC Holdings Plc	1/08/13	1,442
MXN	2,890,000	USD	222,132	UBS AG	1/08/13	1,271
NOK	280,000	USD	50,184	Deutsche Bank AG	1/08/13	180
NOK	280,000	USD	50,183	HSBC Holdings Plc	1/08/13	182
NOK	290,000	USD	51,994	UBS AG	1/08/13	169
NZD	115,000	USD	93,964	Deutsche Bank AG	1/08/13	1,021
NZD	115,000	USD	93,962	HSBC Holdings Plc	1/08/13	1,024
NZD	120,000	USD	98,026	UBS AG	1/08/13	1,089
SEK	2,475,000	USD	380,191	Deutsche Bank AG	1/08/13	317
SEK	2,475,000	USD	380,040	HSBC Holdings Plc	1/08/13	468
SEK	2,550,000	USD	391,942	UBS AG	1/08/13	97
SGD	135,000	USD	110,434	Deutsche Bank AG	1/08/13	79
SGD	130,000	USD	106,325	HSBC Holdings Plc	1/08/13	95
SGD	135,000	USD	110,403	UBS AG	1/08/13	110
THB	13,500,000	USD	440,615	UBS AG	1/08/13	490
USD	2,449,548	AUD	2,350,000	JPMorgan Chase & Co.	1/08/13	10,725
USD	1,207,698	CAD	1,190,000	HSBC Holdings Plc	1/08/13	11,567
USD	5,631,474	CAD	5,600,000	JPMorgan Chase & Co.	1/08/13	2,623
USD	240,299	CZK	4,700,000	JPMorgan Chase & Co.	1/08/13	(6,978)
USD	762,191	DKK	4,400,000	Deutsche Bank AG	1/08/13	(16,348)
USD	650,538	EUR	500,000	BNP Paribas SA	1/08/13	(9,487)
USD	1,940,378	EUR	1,500,000	Deutsche Bank AG	1/08/13	(39,697)
USD	1,571,220	EUR	1,200,000	Deutsche Bank AG	1/08/13	(12,840)
USD	297,411	EUR	230,000	Deutsche Bank AG	1/08/13	(6,200)
USD	58,280,607	EUR	45,125,000	HSBC Holdings Plc	1/08/13	(1,286,646)
USD	16,358,734	GBP	10,235,000	HSBC Holdings Plc	1/08/13	(267,199)
USD	311,331	ILS	1,200,000	JPMorgan Chase & Co.	1/08/13	(9,837)
USD	157,661	JPY	13,000,000	BNP Paribas SA	1/08/13	7,596
USD	181,959	JPY	15,000,000	Deutsche Bank AG	1/08/13	8,807
USD	181,958	JPY	15,000,000	HSBC Holdings Plc	1/08/13	8,806
USD	38,270,796	JPY	3,130,000,000	JPMorgan Chase & Co.	1/08/13	2,139,747
USD	649,900	MXN	8,500,000	HSBC Holdings Plc	1/08/13	(7,165)
USD	149,158	NOK	850,000	Deutsche Bank AG	1/08/13	(3,734)

12	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012

Schedule of Investments (continued)

—	Foreign currency exchange contracts as of December 31, 2012 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	286,945	NZD	350,000	JPMorgan Chase & Co.	1/08/13	$ (2,140)
USD	1,122,749	SEK	7,500,000	Deutsche Bank AG	1/08/13	(30,307)
USD	326,964	SGD	400,000	JPMorgan Chase & Co.	1/08/13	(482)
USD	438,135	THB	13,500,000	JPMorgan Chase & Co.	1/08/13	(2,970)
USD	337,088	ZAR	3,000,000	HSBC Holdings Plc	1/08/13	(16,373)
ZAR	990,000	USD	116,267	Deutsche Bank AG	1/08/13	375
ZAR	990,000	USD	116,174	HSBC Holdings Plc	1/08/13	469
ZAR	1,020,000	USD	119,724	UBS AG	1/08/13	453
USD	392,734	MYR	1,200,000	HSBC Holdings Plc	1/15/13	757
AUD	1,786,000	USD	1,815,019	HSBC Holdings Plc	1/17/13	37,167
BRL	220,000	USD	105,516	Citigroup, Inc.	2/04/13	1,421
BRL	400,000	USD	189,484	Citigroup, Inc.	2/04/13	4,947
BRL	110,000	USD	52,644	UBS AG	2/04/13	824
USD	569,962	BRL	1,199,000	UBS AG	2/04/13	(12,843)
USD	364,604	BRL	767,000	UBS AG	2/04/13	(8,216)
USD	800,808	AUD	775,000	Deutsche Bank AG	2/05/13	(1,753)
USD	800,949	AUD	775,000	HSBC Holdings Plc	2/05/13	(1,611)
USD	826,644	AUD	800,000	UBS AG	2/05/13	(1,806)
USD	1,823,767	CAD	1,815,000	Deutsche Bank AG	2/05/13	514
USD	1,818,688	CAD	1,810,000	HSBC Holdings Plc	2/05/13	458
USD	1,874,014	CAD	1,865,000	UBS AG	2/05/13	534
USD	81,878	CZK	1,550,000	Deutsche Bank AG	2/05/13	309
USD	81,833	CZK	1,550,000	HSBC Holdings Plc	2/05/13	264
USD	84,462	CZK	1,600,000	UBS AG	2/05/13	262
USD	258,129	DKK	1,455,000	Deutsche Bank AG	2/05/13	562
USD	257,304	DKK	1,450,000	HSBC Holdings Plc	2/05/13	622
USD	265,244	DKK	1,495,000	UBS AG	2/05/13	596
USD	494,532	EUR	375,000	BNP Paribas SA	2/05/13	–
USD	17,923,272	EUR	13,545,000	Deutsche Bank AG	2/05/13	38,831
USD	17,936,420	EUR	13,550,000	HSBC Holdings Plc	2/05/13	45,376
USD	18,471,942	EUR	13,960,000	UBS AG	2/05/13	39,546
USD	3,747,837	GBP	2,325,000	Deutsche Bank AG	2/05/13	(28,616)
USD	3,740,687	GBP	2,320,000	HSBC Holdings Plc	2/05/13	(27,645)
USD	3,850,531	GBP	2,390,000	UBS AG	2/05/13	(31,500)
USD	105,646	ILS	395,000	Deutsche Bank AG	2/05/13	35
USD	105,478	ILS	395,000	HSBC Holdings Plc	2/05/13	(133)
USD	109,723	ILS	410,000	UBS AG	2/05/13	101
USD	171,792	JPY	14,850,000	Deutsche Bank AG	2/05/13	–
USD	10,071,265	JPY	865,590,000	Deutsche Bank AG	2/05/13	77,042
USD	177,003	JPY	15,300,000	HSBC Holdings Plc	2/05/13	–
USD	10,076,365	JPY	865,590,000	HSBC Holdings Plc	2/05/13	82,142
USD	171,790	JPY	14,850,000	JPMorgan Chase & Co.	2/05/13	–
USD	10,379,680	JPY	891,820,000	UBS AG	2/05/13	82,601
USD	214,851	MXN	2,805,000	Deutsche Bank AG	2/05/13	(1,408)
USD	214,753	MXN	2,805,000	HSBC Holdings Plc	2/05/13	(1,507)

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012	13

Schedule of Investments (continued)

—	Foreign currency exchange contracts as of December 31, 2012 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	221,499	MXN	2,890,000	UBS AG	2/05/13	$(1,314)
USD	50,132	NOK	280,000	Deutsche Bank AG	2/05/13	(179)
USD	50,131	NOK	280,000	HSBC Holdings Plc	2/05/13	(180)
USD	51,941	NOK	290,000	UBS AG	2/05/13	(166)
USD	93,789	NZD	115,000	Deutsche Bank AG	2/05/13	(1,022)
USD	93,791	NZD	115,000	HSBC Holdings Plc	2/05/13	(1,020)
USD	97,848	NZD	120,000	UBS AG	2/05/13	(1,085)
USD	379,918	SEK	2,475,000	Deutsche Bank AG	2/05/13	(332)
USD	379,777	SEK	2,475,000	HSBC Holdings Plc	2/05/13	(473)
USD	391,673	SEK	2,550,000	UBS AG	2/05/13	(100)
USD	110,420	SGD	135,000	Deutsche Bank AG	2/05/13	(87)
USD	106,314	SGD	130,000	HSBC Holdings Plc	2/05/13	(101)
USD	110,387	SGD	135,000	UBS AG	2/05/13	(120)
USD	439,982	THB	13,500,000	UBS AG	2/05/13	(392)
USD	115,799	ZAR	990,000	Deutsche Bank AG	2/05/13	(376)
USD	115,713	ZAR	990,000	HSBC Holdings Plc	2/05/13	(462)
USD	119,249	ZAR	1,020,000	UBS AG	2/05/13	(447)
COP	760,600,000	USD	414,157	BNP Paribas SA	2/07/13	14,962
COP	283,600,000	USD	154,635	Credit Suisse Group AG	2/07/13	5,368
COP	349,700,000	USD	190,676	Credit Suisse Group AG	2/07/13	6,620
USD	13,381	COP	24,400,000	Bank of America Corp.	2/07/13	(385)
USD	27,119	COP	48,800,000	BNP Paribas SA	2/07/13	(414)
USD	40,892	COP	74,300,000	Citigroup, Inc.	2/07/13	(1,027)
USD	68,248	COP	123,000,000	Credit Suisse Group AG	2/07/13	(1,147)
USD	354,338	COP	653,400,000	Goldman Sachs Group, Inc.	2/07/13	(14,300)
USD	20,472	COP	37,700,000	HSBC Holdings Plc	2/07/13	(797)
CLP	12,900,000	USD	26,897	Bank of America Corp.	3/04/13	(179)
CLP	39,100,000	USD	81,501	Citigroup, Inc.	3/04/13	(518)
CLP	9,900,000	USD	20,497	Citigroup, Inc.	3/04/13	8
CLP	205,700,000	USD	423,060	Citigroup, Inc.	3/04/13	2,981
CLP	87,700,000	USD	179,861	Credit Suisse Group AG	3/04/13	1,782
CLP	44,300,000	USD	91,171	HSBC Holdings Plc	3/04/13	582
CZK	570,000	USD	29,968	Bank of America Corp.	3/04/13	37
CZK	970,000	USD	50,999	Bank of America Corp.	3/04/13	62
CZK	1,390,000	USD	71,884	Bank of America Corp.	3/04/13	1,286
CZK	1,840,000	USD	94,667	Bank of America Corp.	3/04/13	2,191
CZK	330,000	USD	17,023	BNP Paribas SA	3/04/13	348
CZK	890,000	USD	46,157	BNP Paribas SA	3/04/13	693
CZK	3,558,000	USD	183,572	BNP Paribas SA	3/04/13	3,722
CZK	1,360,000	USD	70,585	Citigroup, Inc.	3/04/13	1,006
CZK	1,370,000	USD	70,260	Citigroup, Inc.	3/04/13	1,857
CZK	1,200,000	USD	62,040	Deutsche Bank AG	3/04/13	1,128
CZK	1,190,000	USD	61,018	Deutsche Bank AG	3/04/13	1,624
CZK	1,030,000	USD	53,469	HSBC Holdings Plc	3/04/13	750
CZK	2,372,000	USD	122,470	HSBC Holdings Plc	3/04/13	2,393

14	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012

Schedule of Investments (continued)

—	Foreign currency exchange contracts as of December 31, 2012 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CZK	470,000	USD	24,592	JPMorgan Chase & Co.	3/04/13	$149
CZK	790,000	USD	41,336	JPMorgan Chase & Co.	3/04/13	250
CZK	490,000	USD	25,021	JPMorgan Chase & Co.	3/04/13	772
CZK	1,040,000	USD	53,107	JPMorgan Chase & Co.	3/04/13	1,639
CZK	510,000	USD	26,875	State Street Corp.	3/04/13	(29)
CZK	440,000	USD	22,725	UBS AG	3/04/13	437
HUF	23,800,000	USD	107,931	Citigroup, Inc.	3/04/13	(873)
HUF	22,500,000	USD	101,939	Deutsche Bank AG	3/04/13	(729)
HUF	68,505,000	USD	313,123	UBS AG	3/04/13	(4,973)
IDR	387,400,000	USD	39,864	Deutsche Bank AG	3/04/13	29
IDR	374,000,000	USD	38,406	Deutsche Bank AG	3/04/13	107
ILS	70,000	USD	18,333	BNP Paribas SA	3/04/13	367
ILS	50,000	USD	13,302	Citigroup, Inc.	3/04/13	55
ILS	310,000	USD	82,065	Citigroup, Inc.	3/04/13	753
ILS	160,000	USD	41,746	Citigroup, Inc.	3/04/13	999
ILS	280,000	USD	72,368	Citigroup, Inc.	3/04/13	2,436
ILS	740,000	USD	193,075	Citigroup, Inc.	3/04/13	4,619
ILS	90,000	USD	23,710	Deutsche Bank AG	3/04/13	334
ILS	70,000	USD	18,331	Deutsche Bank AG	3/04/13	369
ILS	200,000	USD	52,375	Deutsche Bank AG	3/04/13	1,056
ILS	345,000	USD	89,205	Deutsche Bank AG	3/04/13	2,964
ILS	590,000	USD	152,553	Deutsche Bank AG	3/04/13	5,068
ILS	550,000	USD	144,230	JPMorgan Chase & Co.	3/04/13	2,705
ILS	505,000	USD	130,363	UBS AG	3/04/13	4,551
ILS	870,000	USD	224,585	UBS AG	3/04/13	7,840
INR	3,900,000	USD	70,499	BNP Paribas SA	3/04/13	(171)
INR	2,600,000	USD	47,119	Citigroup, Inc.	3/04/13	(233)
INR	2,000,000	USD	35,411	Citigroup, Inc.	3/04/13	655
INR	3,100,000	USD	56,384	Deutsche Bank AG	3/04/13	(482)
INR	2,300,000	USD	41,629	Deutsche Bank AG	3/04/13	(153)
INR	1,900,000	USD	34,408	Deutsche Bank AG	3/04/13	(145)
INR	800,000	USD	14,551	Deutsche Bank AG	3/04/13	(124)
INR	5,600,000	USD	100,738	Deutsche Bank AG	3/04/13	247
INR	800,000	USD	14,506	Goldman Sachs Group, Inc.	3/04/13	(80)
INR	4,600,000	USD	82,928	HSBC Holdings Plc	3/04/13	24
INR	3,100,000	USD	55,755	JPMorgan Chase & Co.	3/04/13	147
INR	5,200,000	USD	94,787	UBS AG	3/04/13	(1,016)
INR	4,500,000	USD	81,198	UBS AG	3/04/13	(50)
KRW	40,400,000	USD	37,507	Citigroup, Inc.	3/04/13	87
KRW	134,100,000	USD	124,628	Citigroup, Inc.	3/04/13	157
KRW	23,000,000	USD	21,267	Deutsche Bank AG	3/04/13	136
KRW	41,400,000	USD	38,051	Deutsche Bank AG	3/04/13	473
KRW	29,800,000	USD	27,430	Goldman Sachs Group, Inc.	3/04/13	300
KRW	16,100,000	USD	14,956	HSBC Holdings Plc	3/04/13	26
KRW	44,600,000	USD	41,459	HSBC Holdings Plc	3/04/13	43

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012	15

Schedule of Investments (continued)

—	Foreign currency exchange contracts as of December 31, 2012 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

KRW	32,000,000	USD	29,726	HSBC Holdings Plc	3/04/13	$51
KRW	38,900,000	USD	36,119	HSBC Holdings Plc	3/04/13	79
KRW	187,950,000	USD	172,502	JPMorgan Chase & Co.	3/04/13	2,393
MXN	630,000	USD	48,715	Citigroup, Inc.	3/04/13	(258)
MXN	620,000	USD	47,536	Citigroup, Inc.	3/04/13	151
MXN	2,343,000	USD	179,012	Citigroup, Inc.	3/04/13	1,200
MXN	5,286,000	USD	403,866	Citigroup, Inc.	3/04/13	2,708
MXN	740,000	USD	56,717	Credit Suisse Group AG	3/04/13	201
MXN	1,735,000	USD	132,930	Deutsche Bank AG	3/04/13	518
MXN	1,875,000	USD	143,656	Deutsche Bank AG	3/04/13	560
MXN	1,020,000	USD	78,440	HSBC Holdings Plc	3/04/13	14
MXN	1,625,000	USD	124,489	JPMorgan Chase & Co.	3/04/13	498
MXN	1,755,000	USD	134,449	JPMorgan Chase & Co.	3/04/13	538
MXN	570,000	USD	43,683	UBS AG	3/04/13	159
MYR	830,000	USD	270,711	Deutsche Bank AG	3/04/13	(487)
MYR	1,520,000	USD	496,391	HSBC Holdings Plc	3/04/13	(1,523)
MYR	90,000	USD	29,441	JPMorgan Chase & Co.	3/04/13	(139)
PHP	500,000	USD	12,259	BNP Paribas SA	3/04/13	(81)
PHP	4,700,000	USD	114,676	Deutsche Bank AG	3/04/13	(198)
PHP	1,200,000	USD	29,354	Deutsche Bank AG	3/04/13	(126)
PHP	200,000	USD	4,903	JPMorgan Chase & Co.	3/04/13	(32)
PLN	290,000	USD	92,750	Bank of America Corp.	3/04/13	344
PLN	2,990,180	USD	938,110	Citigroup, Inc.	3/04/13	21,776
PLN	200,000	USD	64,583	Deutsche Bank AG	3/04/13	(380)
PLN	150,000	USD	47,343	Deutsche Bank AG	3/04/13	809
PLN	120,000	USD	37,245	HSBC Holdings Plc	3/04/13	1,276
PLN	660,000	USD	206,276	HSBC Holdings Plc	3/04/13	5,593
PLN	540,000	USD	169,186	JPMorgan Chase & Co.	3/04/13	4,161
RON	430,000	USD	122,368	Bank of America Corp.	3/04/13	4,134
RON	1,620,000	USD	458,963	Bank of America Corp.	3/04/13	17,625
RON	160,000	USD	45,610	Royal Bank of Scotland Group Plc	3/04/13	1,460
RUB	800,000	USD	25,773	Citigroup, Inc.	3/04/13	135
RUB	1,500,000	USD	47,916	Citigroup, Inc.	3/04/13	663
RUB	3,700,000	USD	118,666	Citigroup, Inc.	3/04/13	1,162
RUB	7,000,000	USD	223,803	Citigroup, Inc.	3/04/13	2,897
RUB	400,000	USD	12,763	Credit Suisse Group AG	3/04/13	191
RUB	1,000,000	USD	32,010	Credit Suisse Group AG	3/04/13	376
RUB	12,460,000	USD	396,008	Credit Suisse Group AG	3/04/13	7,519
RUB	15,060,000	USD	478,642	Credit Suisse Group AG	3/04/13	9,088
RUB	2,500,000	USD	80,528	Goldman Sachs Group, Inc.	3/04/13	436
RUB	700,000	USD	22,557	UBS AG	3/04/13	113
RUB	1,700,000	USD	54,786	UBS AG	3/04/13	270
SGD	75,000	USD	61,276	Citigroup, Inc.	3/04/13	117
SGD	50,000	USD	41,045	Deutsche Bank AG	3/04/13	(117)
SGD	30,000	USD	24,570	Deutsche Bank AG	3/04/13	(13)

16	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012

Schedule of Investments (continued)

—	Foreign currency exchange contracts as of December 31, 2012 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

SGD	320,000	USD	262,130	Goldman Sachs Group, Inc.	3/04/13	$(186)
SGD	330,000	USD	270,481	HSBC Holdings Plc	3/04/13	(352)
SGD	40,000	USD	32,831	HSBC Holdings Plc	3/04/13	(88)
SGD	75,000	USD	61,281	HSBC Holdings Plc	3/04/13	113
SGD	250,000	USD	205,318	JPMorgan Chase & Co.	3/04/13	(675)
SGD	1,320,932	USD	1,080,906	State Street Corp.	3/04/13	376
SGD	20,000	USD	16,403	UBS AG	3/04/13	(32)
THB	12,760,000	USD	413,614	HSBC Holdings Plc	3/04/13	2,018
TRY	40,000	USD	22,274	Citigroup, Inc.	3/04/13	(40)
TRY	50,000	USD	27,792	Citigroup, Inc.	3/04/13	1
TRY	30,000	USD	16,670	Citigroup, Inc.	3/04/13	6
TRY	150,000	USD	83,089	HSBC Holdings Plc	3/04/13	291
TRY	1,556,720	USD	858,691	HSBC Holdings Plc	3/04/13	6,634
TWD	580,000	USD	20,097	Deutsche Bank AG	3/04/13	(119)
TWD	3,480,000	USD	120,666	HSBC Holdings Plc	3/04/13	(798)
USD	33,316	CLP	16,000,000	Deutsche Bank AG	3/04/13	177
USD	29,478	CZK	570,000	Bank of America Corp.	3/04/13	(527)
USD	19,285	CZK	370,000	Citigroup, Inc.	3/04/13	(192)
USD	445,323	CZK	8,670,000	Deutsche Bank AG	3/04/13	(11,068)
USD	395,757	CZK	7,705,000	Deutsche Bank AG	3/04/13	(9,836)
USD	61,256	CZK	1,180,000	HSBC Holdings Plc	3/04/13	(860)
USD	134,548	CZK	2,630,000	JPMorgan Chase & Co.	3/04/13	(3,897)
USD	457	HUF	100,000	BNP Paribas SA	3/04/13	7
USD	131,066	HUF	28,900,000	Citigroup, Inc.	3/04/13	1,067
USD	86,535	HUF	19,100,000	Deutsche Bank AG	3/04/13	619
USD	168,678	HUF	36,900,000	Deutsche Bank AG	3/04/13	2,694
USD	27,851	HUF	6,100,000	JPMorgan Chase & Co.	3/04/13	412
USD	72,829	HUF	15,900,000	JPMorgan Chase & Co.	3/04/13	1,307
USD	21,599	HUF	4,700,000	UBS AG	3/04/13	458
USD	93,821	HUF	20,500,000	UBS AG	3/04/13	1,607
USD	539,126	HUF	117,950,000	UBS AG	3/04/13	8,561
USD	84,614	IDR	821,600,000	BNP Paribas SA	3/04/13	8
USD	73,429	IDR	713,000,000	Citigroup, Inc.	3/04/13	7
USD	80,093	IDR	778,500,000	HSBC Holdings Plc	3/04/13	(75)
USD	73,879	ILS	280,000	BNP Paribas SA	3/04/13	(925)
USD	567,549	ILS	2,190,000	Citigroup, Inc.	3/04/13	(17,521)
USD	466,478	ILS	1,800,000	Citigroup, Inc.	3/04/13	(14,401)
USD	60,887	ILS	230,000	Citigroup, Inc.	3/04/13	(559)
USD	63,851	ILS	240,000	Citigroup, Inc.	3/04/13	(266)
USD	63,745	ILS	240,000	Deutsche Bank AG	3/04/13	(372)
USD	279,745	INR	15,800,000	Citigroup, Inc.	3/04/13	(5,175)
USD	34,222	INR	1,900,000	Citigroup, Inc.	3/04/13	(40)
USD	19,928	INR	1,100,000	Citigroup, Inc.	3/04/13	91
USD	36,186	INR	2,000,000	Citigroup, Inc.	3/04/13	120
USD	26,983	INR	1,500,000	Deutsche Bank AG	3/04/13	(66)

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012	17

Schedule of Investments (continued)

—	Foreign currency exchange contracts as of December 31, 2012 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	36,023	INR	2,000,000	Deutsche Bank AG	3/04/13	$(43)
USD	105,605	KRW	115,500,000	Citigroup, Inc.	3/04/13	(1,873)
USD	104,508	KRW	114,300,000	Citigroup, Inc.	3/04/13	(1,853)
USD	45,078	KRW	49,000,000	Citigroup, Inc.	3/04/13	(518)
USD	10,940	KRW	11,900,000	Citigroup, Inc.	3/04/13	(134)
USD	15,613	KRW	16,800,000	Citigroup, Inc.	3/04/13	(20)
USD	92,739	KRW	100,900,000	Deutsche Bank AG	3/04/13	(1,153)
USD	54,479	KRW	59,300,000	Deutsche Bank AG	3/04/13	(702)
USD	66,100	KRW	71,900,000	HSBC Holdings Plc	3/04/13	(806)
USD	16,806	KRW	18,100,000	HSBC Holdings Plc	3/04/13	(37)
USD	391,262	KRW	426,300,000	JPMorgan Chase & Co.	3/04/13	(5,427)
USD	275,281	KRW	300,400,000	Royal Bank of Scotland Group Plc	3/04/13	(4,254)
USD	70,904	KRW	77,200,000	Royal Bank of Scotland Group Plc	3/04/13	(934)
USD	19,965	MXN	260,000	Citigroup, Inc.	3/04/13	(33)
USD	41,355	MXN	530,000	Citigroup, Inc.	3/04/13	589
USD	35,202	MXN	450,000	Citigroup, Inc.	3/04/13	590
USD	68,603	MXN	880,000	Citigroup, Inc.	3/04/13	917
USD	100,655	MXN	1,290,000	Citigroup, Inc.	3/04/13	1,435
USD	175,756	MXN	2,260,000	Citigroup, Inc.	3/04/13	1,928
USD	49,091	MXN	640,000	HSBC Holdings Plc	3/04/13	(134)
USD	80,747	MXN	1,050,000	HSBC Holdings Plc	3/04/13	(14)
USD	87,371	MXN	1,120,000	HSBC Holdings Plc	3/04/13	1,226
USD	58,766	MYR	180,000	Deutsche Bank AG	3/04/13	163
USD	9,778	MYR	30,000	HSBC Holdings Plc	3/04/13	11
USD	22,887	MYR	70,000	JPMorgan Chase & Co.	3/04/13	97
USD	625,690	PHP	25,500,000	JPMorgan Chase & Co.	3/04/13	4,586
USD	114,800	PLN	370,000	Bank of America Corp.	3/04/13	(3,975)
USD	51,172	PLN	160,000	Bank of America Corp.	3/04/13	(190)
USD	195,639	PLN	624,000	BNP Paribas SA	3/04/13	(4,673)
USD	130,408	PLN	416,000	BNP Paribas SA	3/04/13	(3,133)
USD	72,533	PLN	234,000	BNP Paribas SA	3/04/13	(2,584)
USD	48,381	PLN	156,000	BNP Paribas SA	3/04/13	(1,697)
USD	210,199	PLN	670,000	Citigroup, Inc.	3/04/13	(4,879)
USD	94,251	PLN	300,000	Citigroup, Inc.	3/04/13	(2,053)
USD	78,493	PLN	250,000	Citigroup, Inc.	3/04/13	(1,760)
USD	67,020	PLN	210,000	Citigroup, Inc.	3/04/13	(393)
USD	78,541	PLN	250,000	Deutsche Bank AG	3/04/13	(1,713)
USD	72,592	PLN	230,000	Deutsche Bank AG	3/04/13	(1,241)
USD	51,666	PLN	160,000	Deutsche Bank AG	3/04/13	304
USD	102,425	PLN	330,000	HSBC Holdings Plc	3/04/13	(3,509)
USD	31,411	PLN	100,000	HSBC Holdings Plc	3/04/13	(691)
USD	94,289	PLN	300,000	JPMorgan Chase & Co.	3/04/13	(2,015)
USD	69,145	PLN	220,000	JPMorgan Chase & Co.	3/04/13	(1,477)
USD	50,665	PLN	160,000	JPMorgan Chase & Co.	3/04/13	(697)
USD	32,328	PLN	100,000	State Street Corp.	3/04/13	227

18	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012

Schedule of Investments (continued)

—	Foreign currency exchange contracts as of December 31, 2012 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	110,313	PLN	350,000	UBS AG	3/04/13	$(2,042)
USD	134,503	RON	460,000	Citigroup, Inc.	3/04/13	(824)
USD	50,697	RON	180,000	HSBC Holdings Plc	3/04/13	(2,257)
USD	35,216	RON	120,000	HSBC Holdings Plc	3/04/13	(86)
USD	38,366	RUB	1,200,000	Citigroup, Inc.	3/04/13	(497)
USD	89,485	RUB	2,800,000	Credit Suisse Group AG	3/04/13	(1,195)
USD	57,270	RUB	1,800,000	Credit Suisse Group AG	3/04/13	(1,024)
USD	54,296	RUB	1,700,000	HSBC Holdings Plc	3/04/13	(760)
USD	19,163	RUB	600,000	HSBC Holdings Plc	3/04/13	(268)
USD	338,073	RUB	10,700,000	Royal Bank of Scotland Group Plc	3/04/13	(8,455)
USD	173,776	RUB	5,500,000	Royal Bank of Scotland Group Plc	3/04/13	(4,346)
USD	79,139	RUB	2,500,000	Royal Bank of Scotland Group Plc	3/04/13	(1,825)
USD	41,507	RUB	1,300,000	UBS AG	3/04/13	(595)
USD	16,113	RUB	500,000	UBS AG	3/04/13	(79)
USD	314,550	SGD	385,000	Citigroup, Inc.	3/04/13	(601)
USD	361,035	SGD	440,000	Citigroup, Inc.	3/04/13	861
USD	139,060	SGD	170,000	Deutsche Bank AG	3/04/13	(97)
USD	57,322	SGD	70,000	Deutsche Bank AG	3/04/13	21
USD	32,836	SGD	40,000	Deutsche Bank AG	3/04/13	93
USD	65,597	SGD	80,000	Deutsche Bank AG	3/04/13	111
USD	314,574	SGD	385,000	HSBC Holdings Plc	3/04/13	(578)
USD	73,707	SGD	90,000	HSBC Holdings Plc	3/04/13	35
USD	49,163	SGD	60,000	HSBC Holdings Plc	3/04/13	49
USD	24,610	SGD	30,000	HSBC Holdings Plc	3/04/13	53
USD	82,033	SGD	100,000	HSBC Holdings Plc	3/04/13	175
USD	351,596	SGD	430,000	JPMorgan Chase & Co.	3/04/13	(391)
USD	40,979	SGD	50,000	JPMorgan Chase & Co.	3/04/13	50
USD	670,998	SGD	820,000	State Street Corp.	3/04/13	(233)
USD	99,638	THB	3,080,000	Goldman Sachs Group, Inc.	3/04/13	(687)
USD	115,898	THB	3,570,000	HSBC Holdings Plc	3/04/13	(388)
USD	28,943	THB	890,000	HSBC Holdings Plc	3/04/13	(47)
USD	40,731	THB	1,250,000	HSBC Holdings Plc	3/04/13	15
USD	33,350	TRY	60,000	Citigroup, Inc.	3/04/13	(2)
USD	61,254	TRY	110,000	Citigroup, Inc.	3/04/13	109
USD	463,091	TRY	840,000	Credit Suisse Group AG	3/04/13	(3,835)
USD	55,130	TRY	100,000	Credit Suisse Group AG	3/04/13	(457)
USD	66,637	TRY	120,000	Credit Suisse Group AG	3/04/13	(67)
USD	44,240	TRY	80,000	Deutsche Bank AG	3/04/13	(229)
USD	44,543	TRY	80,000	Goldman Sachs Group, Inc.	3/04/13	74
USD	121,353	TRY	220,000	HSBC Holdings Plc	3/04/13	(938)
USD	60,844	TRY	110,000	HSBC Holdings Plc	3/04/13	(301)
USD	60,888	TRY	110,000	HSBC Holdings Plc	3/04/13	(257)
USD	22,055	TRY	40,000	HSBC Holdings Plc	3/04/13	(179)
USD	66,528	TRY	120,000	HSBC Holdings Plc	3/04/13	(176)
USD	66,295	TRY	120,000	JPMorgan Chase & Co.	3/04/13	(409)

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012	19

Schedule of Investments (continued)

—	Foreign currency exchange contracts as of December 31, 2012 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	99,722	TRY	180,000	JPMorgan Chase & Co.	3/04/13	$(333)
USD	71,897	TRY	130,000	Royal Bank of Canada	3/04/13	(366)
USD	123,337	TWD	3,570,000	Deutsche Bank AG	3/04/13	369
USD	259,605	TWD	7,500,000	Deutsche Bank AG	3/04/13	1,269
USD	48,326	TWD	1,400,000	HSBC Holdings Plc	3/04/13	103
USD	138,894	TWD	4,030,000	JPMorgan Chase & Co.	3/04/13	81
USD	42,725	ZAR	380,000	BNP Paribas SA	3/04/13	(1,711)
USD	13,362	ZAR	120,000	BNP Paribas SA	3/04/13	(671)
USD	94,862	ZAR	850,000	Citigroup, Inc.	3/04/13	(4,536)
USD	20,088	ZAR	180,000	Citigroup, Inc.	3/04/13	(961)
USD	37,044	ZAR	320,000	Citigroup, Inc.	3/04/13	(376)
USD	17,903	ZAR	160,000	Deutsche Bank AG	3/04/13	(807)
USD	15,820	ZAR	140,000	UBS AG	3/04/13	(551)
USD	12,397	ZAR	110,000	UBS AG	3/04/13	(467)
ZAR	440,000	USD	50,295	Bank of America Corp.	3/04/13	1,158
ZAR	610,000	USD	69,561	Bank of America Corp.	3/04/13	1,772
ZAR	450,000	USD	51,138	BNP Paribas SA	3/04/13	1,485
ZAR	450,000	USD	51,203	Citigroup, Inc.	3/04/13	1,419
ZAR	380,000	USD	42,262	Citigroup, Inc.	3/04/13	2,174
ZAR	850,000	USD	96,794	Citigroup, Inc.	3/04/13	2,603
ZAR	990,000	USD	112,664	Citigroup, Inc.	3/04/13	3,105
ZAR	970,000	USD	107,880	Citigroup, Inc.	3/04/13	5,551
ZAR	150,000	USD	16,751	HSBC Holdings Plc	3/04/13	790
ZAR	150,000	USD	16,950	UBS AG	3/04/13	590
AUD	54,000	USD	55,760	UBS AG	3/15/13	11
CAD	50,000	USD	50,688	HSBC Holdings Plc	3/15/13	(500)
CAD	51,000	USD	51,713	State Street Corp.	3/15/13	(522)
CAD	50,000	USD	50,680	UBS AG	3/15/13	(493)
EUR	41,000	USD	54,086	HSBC Holdings Plc	3/15/13	67
EUR	43,000	USD	56,721	State Street Corp.	3/15/13	74
EUR	41,500	USD	54,746	UBS AG	3/15/13	68
EUR	48,000	USD	63,748	Westpac Banking Corp.	3/15/13	(348)
GBP	7,000	USD	11,344	HSBC Holdings Plc	3/15/13	25
GBP	6,000	USD	9,725	State Street Corp.	3/15/13	19
GBP	7,000	USD	11,347	UBS AG	3/15/13	22
JPY	7,500,000	USD	88,772	BNP Paribas SA	3/15/13	(2,150)
JPY	8,217,000	USD	98,041	HSBC Holdings Plc	3/15/13	(3,138)
JPY	5,300,000	USD	63,200	HSBC Holdings Plc	3/15/13	(1,988)
JPY	3,000,000	USD	35,774	HSBC Holdings Plc	3/15/13	(1,125)
JPY	6,200,000	USD	72,315	JPMorgan Chase & Co.	3/15/13	(707)
JPY	8,466,000	USD	101,011	State Street Corp.	3/15/13	(3,232)
JPY	8,217,000	USD	98,003	UBS AG	3/15/13	(3,100)
NOK	307,000	USD	54,617	HSBC Holdings Plc	3/15/13	471
NOK	471,000	USD	83,793	HSBC Holdings Plc	3/15/13	723
NOK	315,000	USD	56,043	State Street Corp.	3/15/13	481

20	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012

Schedule of Investments (continued)

—	Foreign currency exchange contracts as of December 31, 2012 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

NOK	485,000	USD	86,288	State Street Corp.	3/15/13	$740
NOK	307,000	USD	54,602	UBS AG	3/15/13	486
NOK	471,000	USD	83,771	UBS AG	3/15/13	745
NZD	91,000	USD	76,153	HSBC Holdings Plc	3/15/13	(1,307)
NZD	17,000	USD	14,226	HSBC Holdings Plc	3/15/13	(244)
NZD	94,000	USD	78,674	State Street Corp.	3/15/13	(1,360)
NZD	17,000	USD	14,228	State Street Corp.	3/15/13	(246)
NZD	91,000	USD	76,158	UBS AG	3/15/13	(1,312)
NZD	16,000	USD	13,390	UBS AG	3/15/13	(231)
SEK	503,000	USD	75,718	HSBC Holdings Plc	3/15/13	1,498
SEK	873,000	USD	131,416	HSBC Holdings Plc	3/15/13	2,600
SEK	519,000	USD	78,152	State Street Corp.	3/15/13	1,520
SEK	898,000	USD	135,223	State Street Corp.	3/15/13	2,631
SEK	503,000	USD	75,713	UBS AG	3/15/13	1,503
SEK	873,000	USD	131,406	UBS AG	3/15/13	2,609
USD	58,590	AUD	56,000	HSBC Holdings Plc	3/15/13	753
USD	129,735	AUD	124,000	HSBC Holdings Plc	3/15/13	1,667
USD	59,666	AUD	57,000	State Street Corp.	3/15/13	797
USD	135,035	AUD	129,000	State Street Corp.	3/15/13	1,803
USD	58,599	AUD	56,000	UBS AG	3/15/13	762
USD	129,756	AUD	124,000	UBS AG	3/15/13	1,688
USD	14,641	AUD	14,000	Westpac Banking Corp.	3/15/13	182
USD	54,743	CAD	54,000	HSBC Holdings Plc	3/15/13	540
USD	13,164	CAD	13,000	Royal Bank of Canada	3/15/13	115
USD	55,769	CAD	55,000	State Street Corp.	3/15/13	563
USD	54,734	CAD	54,000	UBS AG	3/15/13	532
USD	102,198	EUR	77,000	BNP Paribas SA	3/15/13	495
USD	217,790	EUR	164,000	BNP Paribas SA	3/15/13	1,176
USD	176,770	EUR	134,000	HSBC Holdings Plc	3/15/13	(220)
USD	180,715	EUR	137,000	State Street Corp.	3/15/13	(237)
USD	176,772	EUR	134,000	UBS AG	3/15/13	(218)
USD	72,924	GBP	45,000	HSBC Holdings Plc	3/15/13	(159)
USD	133,248	GBP	82,000	HSBC Holdings Plc	3/15/13	74
USD	99,239	GBP	61,000	HSBC Holdings Plc	3/15/13	170
USD	99,114	GBP	61,000	JPMorgan Chase & Co.	3/15/13	46
USD	72,939	GBP	45,000	State Street Corp.	3/15/13	(145)
USD	72,943	GBP	45,000	UBS AG	3/15/13	(140)
USD	474,103	JPY	40,000,000	Deutsche Bank AG	3/15/13	12,119
USD	27,268	JPY	2,300,000	HSBC Holdings Plc	3/15/13	703
USD	79,344	JPY	6,650,000	HSBC Holdings Plc	3/15/13	2,540
USD	129,467	JPY	11,100,000	JPMorgan Chase & Co.	3/15/13	1,266
USD	81,742	JPY	6,851,000	State Street Corp.	3/15/13	2,615
USD	79,301	JPY	6,649,000	UBS AG	3/15/13	2,508
USD	51,859	NOK	290,000	JPMorgan Chase & Co.	3/15/13	(178)
USD	50,608	NOK	283,000	JPMorgan Chase & Co.	3/15/13	(173)

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012	21

Schedule of Investments (continued)

—	Foreign currency exchange contracts as of December 31, 2012 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	34,733	NZD	42,120	BNP Paribas SA	3/15/13	90
USD	31,924	NZD	38,880	HSBC Holdings Plc	3/15/13	(54)
USD	78,201	SEK	513,000	HSBC Holdings Plc	3/15/13	(550)
USD	106,677	SEK	695,000	HSBC Holdings Plc	3/15/13	(13)
USD	103,451	SEK	675,000	JPMorgan Chase & Co.	3/15/13	(169)
USD	65,672	SEK	428,000	JPMorgan Chase & Co.	3/15/13	(31)
Total						$392,579

—	Exchange-traded options purchased as of December 31, 2012 were as follows:

	Put/	Strike		Expiration		Market
Description	Call	Price		Date	Contracts	Value

S&P 500® Futures	Put	USD	1,350.00	3/16/13	396	$784,080

—	Exchange-traded options written as of December 31, 2012 were as follows:

	Put/	Strike		Expiration		Market
Description	Call	Price		Date	Contracts	Value

U.S. Treasury Notes (10 Year)	Call	USD	133.00	1/25/13	56	$(28,000)
U.S. Treasury Notes (10 Year)	Put	USD	133.00	1/25/13	56	(40,250)
Total						$(68,250)

—	Credit default swaps - sold protection outstanding as of December 31, 2012 were as follows:

	Receive				Notional
	Fixed		Expiration	Credit	Amount		Unrealized
Index	Rate	Counterparty	Date	Rating[1]	(000)[2]		Appreciation
iTraxx Europe Crossover Series 18 Version 1	5.00%	Citigroup, Inc.	12/20/17	B+	EUR	1,950	$29,693
iTraxx Europe Crossover Series 18 Version 1	5.00%	JPMorgan Chase & Co.	12/20/17	B+	EUR	750	27,014
Total							$56,707

[1]	Using Standard & Poor’s rating of the underlying securities of the index.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Interest rate swaps outstanding as of December 31, 2012 were as follows:

				Notional		Unrealized
Fixed	Floating		Expiration	Amount		Appreciation
Rate	Rate	Counterparty	Date	(000)		(Depreciation)

0.94%[1]	1-day STIBOR	Royal Bank of Scotland Group Plc	10/30/13	SEK	118,690	$(18,344)
0.14%[2]	1-day EONIA	Royal Bank of Scotland Group Plc	3/18/14	EUR	3,070	(3,757)
0.36%[2]	1-day SONIA	Royal Bank of Scotland Group Plc	4/18/14	GBP	1,464	318
0.33%[2]	1-day SONIA	Royal Bank of Scotland Group Plc	4/29/14	GBP	1,900	1,161
0.14%[1]	1-day FEDL01	Royal Bank of Scotland Group Plc	6/12/14	USD	6,610	(417)
1.61%[1]	3-month STIBOR	Royal Bank of Scotland Group Plc	6/27/14	SEK	21,960	48,086
1.47%[1]	3-month STIBOR	Royal Bank of Scotland Group Plc	9/10/14	SEK	19,260	8,198
0.19%[2]	1-day FEDL01	Citigroup, Inc.	9/20/14	USD	10,890	(2,127)
0.20%[2]	1-day FEDL01	Royal Bank of Scotland Group Plc	10/15/14	USD	9,484	(2,288)
1.46%[1]	3-month STIBOR	Citigroup, Inc.	9/25/15	SEK	16,738	12,486
1.46%[2]	3-month STIBOR	Royal Bank of Scotland Group Plc	10/22/15	SEK	16,822	(11,990)
1.22%[2]	3-month LIBOR	Royal Bank of Scotland Group Plc	11/15/19	USD	6,200	38,518

22	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012

Schedule of Investments (continued)

—	Interest rate swaps outstanding as of December 31, 2012 were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

1.80%[1]	6-month GBP LIBOR	Deutsche Bank AG	3/07/22	GBP 1,430	$ 6,284

Total					$76,128

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$635,721	–	$635,721
Common Stocks	$106,866,297	36,018,572	–	142,884,869
Corporate Bonds.	–	50,494,301	–	50,494,301
Foreign Agency Obligations	–	12,184,960	–	12,184,960
Foreign Government Obligations	–	69,844,372	–	69,844,372
Investment Companies.	199,173,862	–	–	199,173,862
Non-Agency Mortgage-Backed Securities	–	1,979,242	–	1,979,242
U.S. Government Sponsored Agency Securities	–	28,994,136	–	28,994,136
U.S. Treasury Obligations	–	4,319,286	–	4,319,286
Short-Term Securities	51,106,277	435,608	–	51,541,885
Options Purchased:
Equity Contracts	784,080	–	–	784,080
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(4,662,125)	–	(4,662,125)
Total	$357,930,516	$200,244,073	–	$558,174,589

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012	23

Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$56,707	–	$56,707
Equity contracts	$523,922	–	–	523,922
Foreign currency exchange contracts.	4,040	3,105,503	–	3,109,543
Interest rate contracts	3,238	115,051	–	118,289
Liabilities:
Equity contracts	(533,607)	–	–	(533,607)
Foreign currency exchange contracts.	(5,072)	(2,711,892)	–	(2,716,964)
Interest rate contracts	(133,153)	(38,923)	–	(172,076)
Total	$(140,632)	$526,446	–	$385,814

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and written options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and written options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$591,188	–	–	$591,188
Foreign currency at value	3,343,416	–	–	3,343,416
Cash pledged as collateral for financial futures contracts	8,758,000	–	–	8,758,000
Liabilities:
Collateral on securities loaned at value	–	$(435,608)	–	(435,608)
Total	$12,692,604	$(435,608)	–	$12,256,996

There were no transfers between levels during the period ended December 31, 2012.

24	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals – 1.6%
Potash Corp. of Saskatchewan, Inc.	150,400	$6,119,776

Energy Equipment & Services – 14.6%
Atwood Oceanics, Inc. (a)	54,200	2,481,818
Basic Energy Services, Inc. (a)	105,800	1,207,178
Calfrac Well Services Ltd.	30,800	775,651
Core Laboratories NV	121,000	13,226,510
Forum Energy Technologies, Inc. (a)	131,600	3,257,100
Halliburton Co.	128,400	4,454,196
Key Energy Services, Inc. (a)	348,200	2,419,990
National Oilwell Varco, Inc.	84,000	5,741,400
Patterson-UTI Energy, Inc. (b)	280,133	5,218,878
Schlumberger Ltd.	86,141	5,968,710
Seadrill Ltd.	187,300	6,900,491
Technip SA	46,400	5,365,538

		57,017,460

Metals & Mining – 9.6%
Eldorado Gold Corp.	401,620	5,168,127
Goldcorp, Inc.	304,552	11,177,058
Silver Wheaton Corp.	593,424	21,410,738

		37,755,923

Oil, Gas & Consumable Fuels – 74.7%
Alpha Natural Resources, Inc. (a)(b)	693,319	6,752,927
Anadarko Petroleum Corp.	83,500	6,204,885
Angle Energy, Inc. (a)	339,800	1,219,550
Apache Corp.	148,430	11,651,755
Bill Barrett Corp. (a)(b)	152,900	2,720,091
Bonanza Creek Energy, Inc. (a)(b)	213,700	5,938,723
Cenovus Energy, Inc.	214,060	7,179,572
Cheniere Energy, Inc. (a)	322,000	6,047,160
Chevron Corp.	124,900	13,506,686
Cobalt International Energy, Inc. (a)	86,000	2,112,160
Concho Resources, Inc. (a)	87,200	7,024,832
CONSOL Energy, Inc.	406,430	13,046,403
Continental Resources, Inc. (a)	91,000	6,687,590
Crescent Point Energy Corp.	261,070	9,873,785
Crew Energy, Inc. (a)	253,500	1,653,981
DeeThree Exploration Ltd. (a)	479,553	3,138,524
Denbury Resources, Inc. (a)(b)	600,990	9,736,038
Energy XXI Bermuda Ltd.	240,200	7,732,038
EOG Resources, Inc.	160,670	19,407,329
EQT Corp.	90,110	5,314,688
Exxon Mobil Corp.	77,600	6,716,280
Gasco Energy, Inc. (a)	887,200	62,104

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Gulfport Energy Corp. (a)	80,400	$3,072,888
Hess Corp.	89,670	4,748,923
James River Coal Co. (a)(b)	286,500	916,800
Kodiak Oil & Gas Corp. (a)(b)	495,500	4,385,175
Long Run Exploration Ltd. (a)	190,297	937,424
Noble Energy, Inc.	122,400	12,452,976
Occidental Petroleum Corp.	181,350	13,893,223
Patriot Coal Corp. (a)(b)	259,816	18,967
Peabody Energy Corp.	287,790	7,658,092
PetroChina Co. Ltd.- ADR	21,690	3,118,588
Pioneer Natural Resources Co.	64,600	6,885,714
Plains Exploration & Production Co. (a)	214,010	10,045,629
Range Resources Corp.	147,700	9,279,991
Rex Energy Corp. (a)(b)	247,100	3,217,242
Rosetta Resources, Inc. (a)	134,400	6,096,384
Royal Dutch Shell Plc - ADR	108,700	7,494,865
Southwestern Energy Co. (a)	98,000	3,274,180
Statoil ASA	248,022	6,251,301
Statoil ASA - ADR	104,640	2,620,186
Suncor Energy, Inc.	241,680	7,970,606
Valero Energy Corp.	229,900	7,844,188
Whiting Petroleum Corp. (a)	390,260	16,925,576

		292,836,019

Total Long-Term Investments (Cost – $318,788,785) – 100.5%		393,729,178

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (c)(d)	382,563	382,563

	Beneficial Interest (000)

BlackRock Liquidity Series LLC, Money Market Series, 0.29% (c)(d)(e)	$23,126	23,125,688

Total Short-Term Securities (Cost – $23,508,251) – 6.0%		23,508,251

Total Investments (Cost – $342,297,036*) – 106.5%		417,237,429
Liabilities in Excess of Other Assets – (6.5)%		(25,415,843)

Net Assets – 100.0%		$391,821,586

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	HKD	Hong Kong Dollar
AUD	Australian Dollar	USD	US Dollar
CAD	Canadian Dollar	ZAR	South African Rand

BLACKROCK FUNDS	DECEMBER 31, 2012	1

Schedule of Investments (continued)	BlackRock All-Cap Energy & Resources Portfolio

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$344,342,643

Gross unrealized appreciation	$121,127,025
Gross unrealized depreciation	(48,232,239)

Net unrealized appreciation	$72,894,786

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at September 30, 2012	Net Activity	Shares/ Beneficial Interest Held at December 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	–	382,563	382,563	$159
BlackRock Liquidity Series, LLC Money Market Series	$17,312,472	$5,813,216	$23,125,688	$96,288

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	223,147	CAD	222,000	Citigroup, Inc.	1/02/13	$(36)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

2	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$6,119,776	–	–	$6,119,776
Energy Equipment & Services	44,751,431	$12,266,029	–	57,017,460
Metals & Mining	37,755,923	–	–	37,755,923
Oil, Gas & Consumable Fuels	286,584,718	6,251,301	–	292,836,019
Short-Term Securities	382,563	23,125,688	–	23,508,251

Total	$375,594,411	$41,643,018	–	$417,237,429

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts.	$(36)	–	–	$(36)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$224,411	–	–	$224,411
Liabilities:
Collateral on securities loaned at value	–	$(23,125,688)	–	(23,125,688)

Total	$224,411	$(23,125,688)	–	$(22,901,277)

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK FUNDS	DECEMBER 31, 2012	3

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock China Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 0.5%
AviChina Industry & Technology Co. Ltd., H Shares	36,000	$16,184

Automobiles – 1.2%
Dongfeng Motor Group Co. Ltd., H Shares	24,000	37,786

Capital Markets – 2.5%
Haitong Securities Co. Ltd., H Shares (a)	46,000	80,196

Chemicals – 1.6%
Huabao International Holdings Ltd.	104,000	52,055

Commercial Banks – 23.7%
Agricultural Bank of China Ltd., H Shares	238,000	120,106
Bank of China Ltd., H Shares	253,000	114,579
China CITIC Bank Corp. Ltd., H Shares	84,200	51,027
China Construction Bank Corp., H Shares	274,000	223,916
China Minsheng Banking Corp. Ltd., H Shares	44,000	51,688
Industrial & Commercial Bank of China, H Shares	266,000	191,993

		753,309

Construction & Engineering – 1.4%
China Communications Construction Co. Ltd., H Shares	46,000	45,295

Construction Materials – 1.2%
China Shanshui Cement Group Ltd.	21,000	15,715
TCC International Holdings Ltd.	78,000	22,676

		38,391

Diversified Telecommunication Services – 3.2%
China Unicom Hong Kong Ltd.	63,327	102,965

Electrical Equipment – 4.3%
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	37,010	16,177
ZhuZhou CSR Times Electric Co. Ltd., H Shares	32,000	121,450

		137,627

Food Products – 1.2%
Uni-President China Holdings Ltd.	35,000	37,278

Health Care Equipment & Supplies – 1.0%
Mindray Medical International Ltd.- ADR	957	31,294

Health Care Providers & Services – 1.4%
Sinopharm Group Co. Ltd., H Shares	14,400	45,727

Hotels, Restaurants & Leisure – 1.0%
Home Inns & Hotels Management, Inc. - ADR (a)	260	7,514
REXLot Holdings Ltd.	300,000	23,016

		30,530

Independent Power Producers & Energy Traders – 3.2%
China Resources Power Holdings Co. Ltd.	26,000	66,987
Datang International Power Generation Co. Ltd., H Shares	86,000	33,067

		100,054

Insurance – 6.8%
AIA Group Ltd.	4,000	15,865
China Life Insurance Co. Ltd., H Shares	17,000	56,305
China Pacific Insurance Group Co. Ltd., H Shares	27,200	102,558
New China Life Insurance Co. Ltd., H Shares	10,212	39,555

		214,283

Common Stocks	Shares	Value

Internet Software & Services – 0.6%
SINA Corp. (a)	361	$18,129

Life Sciences Tools & Services – 1.9%
WuXi PharmaTech Cayman, Inc. - ADR (a)	3,838	60,449

Machinery – 0.7%
China Rongsheng Heavy Industries Group
Holdings Ltd.	37,000	6,059
CSR Corp. Ltd., H Shares	18,860	16,793

		22,852

Marine – 1.6%
China Shipping Container Lines Co. Ltd., H Shares (a)	83,000	24,565
China Shipping Development Co. Ltd., H Shares	46,000	27,039

		51,604

Metals & Mining – 2.6%
Angang Steel Co. Ltd., H Shares (a)	40,000	30,061
Shougang Fushan Resources Group Ltd.	76,000	28,524
Zijin Mining Group Co. Ltd., H Shares	60,000	24,157

		82,742

Oil, Gas & Consumable Fuels – 14.9%
China Coal Energy Co. Ltd., H Shares	45,000	50,012
China Petroleum & Chemical Corp., H Shares	132,000	151,968
CNOOC Ltd.	103,000	226,910
PetroChina Co. Ltd., H Shares	30,000	43,280

		472,170

Paper & Forest Products – 0.9%
Lee & Man Paper Manufacturing Ltd.	46,000	29,557

Real Estate Management & Development – 6.6%
China Vanke Co. Ltd., B Shares	20,100	32,416
Franshion Properties China Ltd.	96,000	34,992
Poly Property Group Co. Ltd. (a)	54,000	43,233
Shenzhen Investment Ltd.	110,201	45,315
Shimao Property Holdings Ltd.	16,500	31,852
Shui On Land Ltd.	44,500	21,861

		209,669

Semiconductors & Semiconductor Equipment – 0.4%
Trina Solar Ltd.- ADR (a)	2,550	11,067

Software – 2.0%
Kingdee International Software Group Co. Ltd. (a)	142,000	27,115
Kingsoft Corp. Ltd.	26,000	18,591
Shanda Games Ltd. - ADR	5,800	17,632

		63,338

Specialty Retail – 1.0%
Esprit Holdings Ltd.	4,716	6,687
GOME Electrical Appliances Holding Ltd. (a)	196,000	23,716

		30,403

Textiles, Apparel & Luxury Goods – 0.9%
Peak Sport Products Co. Ltd.	58,000	11,470
Ports Design Ltd.	22,500	18,023

		29,493

4	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock China Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Transportation Infrastructure – 1.7%
Beijing Capital International Airport Co. Ltd., H Shares	74,000	$53,714

Wireless Telecommunication Services – 4.9%
China Mobile Ltd.	13,284	156,322

Total Common Stocks – 94.9%		3,014,483

Participation Notes (a)

Automobiles – 1.8%
Citigroup Global Markets Holding (SAIC Motor Corp. Ltd.), due 1/20/15	16,600	47,048
Deutsche Bank AG (BYD Co. Ltd.), due 11/10/16	3,500	10,499

		57,547

Commercial Banks – 1.2%
Citigroup Global Markets Holding (China Merchants Bank Co. Ltd.), due 1/20/15	17,400	38,440

Construction Materials – 0.8%
Citigroup Global Markets Holding (Anhui Conch Cement Co. Ltd.), due 1/20/15	9,000	26,679

Insurance – 0.4%
Citibank, N.A. (China Life Insurance Co. Ltd.),due 1/20/15	3,400	11,690

Participation Notes (a)	Shares	Value

Machinery – 0.6%
Morgan Stanley Capital Services, Inc. (Zoomlion Heavy Industry Science and Technology Co. Ltd.), due 2/05/13	13,600	$20,038

Metals & Mining – 0.9%
Citibank, N.A. (Baoshan Iron & Steel Co. Ltd.),due 1/20/15	28,700	22,549
UBS AG (Baoshan Iron & Steel Co. Ltd.), due 6/18/13	6,487	5,097

		27,646

Total Participation Notes – 5.7%		182,040

Total Long-Term Investments (Cost – $3,238,859) – 100.6%		3,196,523

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (b)(c)	41,689	41,689

Total Short-Term Securities (Cost – $41,689) – 1.3%		41,689

Total Investments (Cost – $3,280,548*) – 101.9%		3,238,212
Liabilities in Excess of Other Assets – (1.9)%		(61,350)

Net Assets – 100.0%		$3,176,862

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost.	$3,290,635

Gross unrealized appreciation	$351,445
Gross unrealized depreciation	(403,868)

Net unrealized depreciation	$(52,423)

(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at December 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	172,872	(131,183)	41,689	$30

(c)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

BLACKROCK FUNDS	DECEMBER 31, 2012	5

Schedule of Investments (continued)	BlackRock China Fund

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	–	$16,184	–	$16,184
Automobiles	–	37,786	–	37,786
Capital Markets	–	80,196	–	80,196
Chemicals	–	52,055	–	52,055
Commercial Banks	–	753,309	–	753,309
Construction & Engineering	–	45,295	–	45,295
Construction Materials	–	38,391	–	38,391
Diversified Telecommunication Services	–	102,965	–	102,965
Electrical Equipment	–	137,627	–	137,627
Food Products	–	37,278	–	37,278
Health Care Equipment & Supplies	$31,294	–	–	31,294
Health Care Providers & Services	–	45,727	–	45,727
Hotels, Restaurants & Leisure	7,514	23,016	–	30,530
Independent Power Producers & Energy Traders	–	100,054	–	100,054
Insurance	–	214,283	–	214,283
Internet Software & Services	18,129	–	–	18,129
Life Sciences Tools & Services	60,449	–	–	60,449
Machinery	–	22,852	–	22,852
Marine	–	51,604	–	51,604
Metals & Mining	–	82,742	–	82,742
Oil, Gas & Consumable Fuels	–	472,170	–	472,170
Paper & Forest Products	–	29,557	–	29,557
Real Estate Management & Development	32,416	177,253	–	209,669
Semiconductors & Semiconductor Equipment	11,067	–	–	11,067
Software	17,632	45,706	–	63,338
Specialty Retail	–	30,403	–	30,403
Textiles, Apparel & Luxury Goods	–	29,493	–	29,493
Transportation Infrastructure	–	53,714	–	53,714
Wireless Telecommunication Services	–	156,322	–	156,322
Participation Notes:
Automobiles	57,547	–	–	57,547
Commercial Banks	38,440	–	–	38,440
Construction Materials	26,679	–	–	26,679
Insurance	11,690	–	–	11,690
Machinery	20,038	–	–	20,038
Metals & Mining	27,646	–	–	27,646
Short-Term Securities	41,689	–	–	41,689

Total	$402,230	$2,835,982	–	$3,238,212

6	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (concluded)	BlackRock China Fund

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$3,601	–	–	$3,601
Foreign currency at value	2,340	–	–	2,340

Total	$5,941	–	–	$5,941

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of September 30, 2012, there were securities with a value of $25,191 that were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of December 31, 2012. Therefore, these securities were transferred from Level 2 to Level 1 during the period September 30, 2012 to December 31, 2012.

BLACKROCK FUNDS	DECEMBER 31, 2012	7

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Energy & Resources Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Capital Markets – 0.1%
Treasure Island Royalty Trust (a)	532,322	$479,090

Commercial Services & Supplies – 0.0%
Republic Resources, Inc. (a)	28,750	–

Energy Equipment & Services – 8.3%
Basic Energy Services, Inc. (a)	922,400	10,524,584
Diamond Offshore Drilling, Inc.	121,400	8,250,344
Essential Energy Services Trust (a)	762,769	1,610,350
Gasfrac Energy Services, Inc. (a)	174,600	272,072
Halliburton Co.	343,726	11,923,855
Lufkin Industries, Inc.	92,468	5,375,165
McDermott International, Inc. (a)	577,100	6,359,642
Parker Drilling Co. (a)	729,900	3,357,540
Poseidon Concepts Corp.	35,081	49,375
Schlumberger Ltd.	64,100	4,441,489
Strad Energy Services Ltd.	199,800	801,450
Transocean Ltd.	89,400	3,991,710
Western Energy Services Corp.	487,860	3,412,453
Western Energy Services Corp. (Acquired 2/25/10, cost $3,752,521) (a)(b)	1,000,000	7,177,724

		67,547,753

Machinery – 0.0%
Railpower Technologies Corp. (a)	360,600	–

Metals & Mining – 3.7%
Alexco Resource Corp. (a)	797,783	2,854,100
Archipelago Resources Plc (a)	1,853,400	1,806,462
Balmoral Resources Ltd. (a)	1,237,400	1,343,513
Banro Corp. (a)	824,600	2,304,602
Brigus Gold Corp. (a)	1,128,900	1,055,471
Crosshair Energy Corp. (a)	115,500	12,192
Eastmain Resources, Inc. (a)	3,051,700	2,300,970
Eldorado Gold Corp.	139,065	1,789,516
Eurasian Minerals, Inc. (a)	329,900	669,949
Goldcorp, Inc.	4,200	154,412
Lake Shore Gold Corp. (a)	1,067,702	805,043
MAG Silver Corp. (a)	860,700	8,799,959
Minaurum Gold, Inc. (a)	1,649,700	232,189
Nevsun Resources Ltd.	457,700	1,955,590
Paramount Gold and Silver Corp. (a)	181,037	418,604
Pilot Gold, Inc. (a)	824,600	1,765,757
Romarco Minerals, Inc. (a)	184,300	142,667
Virginia Mines, Inc. (a)	178,350	1,807,347

		30,218,343

Oil, Gas & Consumable Fuels – 87.5%
Alpha Natural Resources, Inc. (a)	2,945,389	28,688,089
Americas Petrogas, Inc. (a)	4,076,300	12,294,058
Anadarko Petroleum Corp.	78,100	5,803,611
Angle Energy, Inc. (a)	1,242,200	4,458,283
Antares Energy Ltd. (Acquired 6/14/10, cost $5,189,100) (a)(b)	10,000,000	5,140,347
Arch Coal, Inc.	1,508,400	11,041,488
Arsenal Energy, Inc. (a)	2,121,000	1,130,120
ATP Oil & Gas Corp. (a)	221,600	21,052
Aurora Oil & Gas Ltd. (a)	947,300	3,618,920
Baytex Energy Corp.	140,048	6,035,848
Bellatrix Exploration Ltd. (a)	858,232	3,684,177
Bonanza Creek Energy, Inc. (a)	86,600	2,406,614
BPZ Resources, Inc. (a)	618,400	1,947,960
Cabot Oil & Gas Corp.	193,500	9,624,690
Carrizo Oil & Gas, Inc. (a)	289,200	6,050,064

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc. (a)	946,100	$17,767,758
Clayton Williams Energy, Inc. (a)	494,421	19,776,840
Coastal Energy Co. (a)	1,075,300	21,577,348
Cobalt International Energy, Inc. (a)	609,187	14,961,633
CONSOL Energy, Inc.	1,422,500	45,662,250
Crew Energy, Inc. (a)	1,660,437	10,833,655
Crew Energy, Inc. (Acquired 6/24/98 through 10/09/98, cost $183,115) (a)(b)	191,300	1,248,152
Crocotta Energy, Inc. (a)	1,799,900	5,428,471
DeeThree Exploration Ltd. (a)	998,400	6,534,215
Delphi Energy Corp. (a)	787,900	902,992
Denbury Resources, Inc. (a)	70,200	1,137,240
Endeavour International Corp. (a)	276,532	1,432,436
Energy XXI Bermuda Ltd.	1,172,180	37,732,474
EOG Resources, Inc.	88,400	10,677,836
EQT Corp.	760,600	44,860,188
Far East Energy Corp. (a)	14,846,100	816,535
FX Energy, Inc. (a)	328,700	1,350,957
Gastar Exploration Ltd. (a)	558,960	676,342
Gran Tierra Energy, Inc. (a)	992,249	5,486,448
Greenfields Petroleum Corp. (Acquired 11/03/10, cost $926,522) (a)(b)	110,000	444,556
Gulfport Energy Corp. (a)	213,900	8,175,258
Ithaca Energy, Inc. (a)	221,300	442,733
James River Coal Co. (a)	245,700	786,240
Kodiak Oil & Gas Corp. (a)	1,069,600	9,465,960
Long Run Exploration Ltd. (a)	414,433	2,041,542
Longview Energy Co. (Acquired 8/13/04, cost $1,281,000) (a)(b)	85,400	1,269,044
Lynden Energy Corp. (a)	165,000	147,632
Magnum Hunter Resources Corp. (a)	2,125,000	8,478,750
Manitok Energy, Inc. (a)	1,647,100	4,901,393
Matador Resources Co. (Acquired 10/14/03 through 4/13/06, cost $2,957,155) (a)(b)	513,393	4,209,823
McMoRan Exploration Co. (a)	419,600	6,734,580
Niko Resources Ltd.	249,800	2,674,545
Novus Energy, Inc. (a)	2,822,600	2,951,145
NuVista Energy Ltd. (a)	674,100	3,978,051
Pace Oil and Gas Ltd. (a)(c)	2,193,930	7,256,489
Pace Oil and Gas Ltd. (Acquired 7/07/10, cost $457,668) (a)(b)(c)	57,740	190,977
Painted Pony Petroleum Ltd. (a)	965,000	10,186,488
Palliser Oil & Gas Corp. (a)	1,628,400	1,047,729
Pan Orient Energy Corp.	791,000	2,329,979
Patriot Coal Corp. (a)	393,646	28,736
PDC Energy, Inc. (a)	319,100	10,597,311
Peabody Energy Corp.	862,136	22,941,439
Penn Virginia Corp.	1,326,300	5,848,983
Penn West Petroleum Ltd.	126,333	1,371,666
Pinecrest Energy, Inc. (a)	612,700	917,787
Pioneer Energy Services Corp. (a)	824,600	5,986,596
Pioneer Natural Resources Co.	290,900	31,007,031
Plains Exploration & Production Co. (a)	1,365,825	64,111,825
PRD Energy, Inc. (a)	816,900	574,877
Range Resources Corp.	591,200	37,145,096
Rex Energy Corp. (a)	458,900	5,974,878
Rosetta Resources, Inc. (a)	477,700	21,668,472
Scorpio Tankers, Inc. (a)	725,200	5,156,172
Sonde Resources Corp. (a)	1,027,660	1,685,362
Sonde Resources Corp. (Acquired 1/15/10,cost $3,034,134) (a)(b)	1,200,000	1,966,422
Southwestern Energy Co. (a)	681,300	22,762,233

8	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Energy & Resources Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Tourmaline Oil Corp. (a)	57,420	$1,802,781
Trilogy Energy Corp.	788,722	23,082,032
Trioil Resources Ltd., Class A (a)	668,083	2,008,212
Uranium One, Inc. (a)	829,565	1,959,865
Valero Energy Corp.	295,000	10,065,400
Yangarra Resources Ltd. (a)	1,899,300	668,297
Yoho Resources, Inc. (a)	1,770,300	5,018,846
ZaZa Energy Corp. (a)	599,257	1,228,477

		714,100,801

Total Common Stocks – 99.6%		812,345,987

Warrants (d)	Shares	Value

Oil, Gas & Consumable Fuels – 0.0%
Magnum Hunter Resources Corp. (Issued/Exercisable 8/29/11, 1 Share for 1 Warrant, Expires 10/14/13, Strike Price USD 10.50) (a)	60,050	–

Total Long-Term Investments (Cost – $749,804,203) – 99.6%		$812,345,987

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (e)(f)	7,652,309	7,652,309

Total Short-Term Securities (Cost – $7,652,309) – 0.9%		7,652,309

Total Investments (Cost – $757,456,512*) – 100.5%		819,998,296
Liabilities in Excess of Other Assets – (0.5)%		(4,259,148)

Net Assets – 100.0%		$815,739,148

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$773,238,151

Gross unrealized appreciation	$225,192,700
Gross unrealized depreciation	(178,432,555)

Net unrealized appreciation	$46,760,145

(a)	Non-income producing security.
(b)	Restricted security as to resale. As of report date, the Fund held 2.7% of its net assets, with a current value of $21,647,045 and an original cost of $17,781,215, in these securities.
(c)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Shares Sold	Shares Held at December 31, 2012	Value at December 31, 2012	Realized Loss

Pace Oil and Gas Ltd.	2,391,389	139,719	2,251,670	$7,447,466	$(857,405)

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at December 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	–	7,652,309	7,652,309	$865

(f)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

BLACKROCK FUNDS	DECEMBER 31, 2012	9

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Capital Markets.	$479,090	–	–	$479,090
Energy Equipment & Services	67,547,753	–	–	67,547,753
Metals & Mining	30,218,343	–	–	30,218,343
Oil, Gas & Consumable Fuels	709,887,012	$4,213,789	–	714,100,801
Short-Term Securities	7,652,309	–	–	7,652,309

Total	$815,784,507	$4,213,789	–	$819,998,296

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$2,994	–	–	$2,994
Foreign currency at value	1,319	–	–	1,319

Total	$4,313	–	–	$4,313

There were no transfers between levels during the period ended December 31, 2012.

10	BLACKROCK FUNDS	DECEMBER 31, 2012

Consolidated Schedule of Investments December 31, 2012 (Unaudited)	BlackRock World Gold Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia – 15.4%
Aquarius Platinum Ltd.	16,170	$14,351
Beadell Resources Ltd. (a)	155,000	160,146
Evolution Mining Ltd. (a)	33,770	60,777
Indochine Mining Ltd. (a)	151,560	18,887
Integra Mining Ltd. (a)	190,000	98,653
Medusa Mining Ltd.	7,220	41,130
Newcrest Mining Ltd.	33,400	781,319
Northern Star Resources Ltd.	37,300	48,452
Papillon Resources Ltd. (a)	33,500	60,014
Silver Lake Resources Ltd. (a)	54,000	188,238

		1,471,967

Canada – 48.7%
Agnico-Eagle Mines Ltd.	5,900	309,206
Alamos Gold, Inc.	17,000	298,231
Aurcana Corp. (a)	22,300	20,849
B2Gold Corp. (a)	21,900	78,379
Banro Corp. (a)	40,200	112,351
Barrick Gold Corp.	6,900	241,569
Belo Sun Mining Corp. (a)	54,100	88,109
Centerra Gold, Inc.	10,150	95,000
Detour Gold Corp. (a)	5,600	140,127
Eldorado Gold Corp.	47,883	616,168
Franco-Nevada Corp.	4,450	254,017
Goldcorp, Inc.	15,800	580,885
IAMGOLD Corp.	19,600	224,433
Kinross Gold Corp.	41,000	398,170
New Gold, Inc. (a)	35,800	396,258
Osisko Mining Corp. (a)	5,840	46,969
Romarco Minerals, Inc. (a)	96,000	74,314
SEMAFO, Inc.	15,800	54,324
Yamana Gold, Inc.	35,900	617,522

		4,646,881

China – 0.0%
Real Gold Mining Ltd.	13,000	3,715

Hong Kong – 0.2%
G-Resources Group Ltd. (a)	306,000	14,556

Jersey, Channel Islands – 5.9%
Minera IRL Ltd., London (a)	40,060	33,595
Minera IRL Ltd., Toronto (a)	53,900	43,350
Randgold Resources Ltd. - ADR	4,920	488,310

		565,255

Mexico – 10.4%
Fresnillo Plc	22,000	674,777
Industrias Penoles SAB de CV	6,350	320,298

		995,075

Common Stocks	Shares	Value

Peru – 2.9%
Cia de Minas Buenaventura SA - ADR	2,900	$104,255
Volcan Cia Minera SAA, Class B	170,698	173,206

		277,461

Russia – 1.2%
Polymetal International Plc	5,840	113,108

South Africa – 5.4%
AngloGold Ashanti Ltd.	4,375	136,833
Gold Fields Ltd.	8,560	106,259
Harmony Gold Mining Co. Ltd.	21,310	188,178
Impala Platinum Holdings Ltd.	4,290	85,796

		517,066

United Kingdom – 2.0%
Archipelago Resources Plc (a)	26,380	25,712
Patagonia Gold Plc (a)	64,230	23,642
Petropavlovsk Plc	8,255	49,188
Rio Tinto Plc	1,520	88,655

		187,197

United States – 4.1%
Freeport-McMoRan Copper & Gold, Inc.	2,900	99,180
Newmont Mining Corp.	3,980	184,831
Tahoe Resources, Inc. (a)	5,600	102,463

		386,474

Total Common Stocks – 96.2%		9,178,755

Investment Companies

Jersey, Channel Islands – 0.8%
ETFS Physical Platinum (a)	500	73,805

United States – 2.7%
SPDR Gold Trust (a)	1,600	259,216

Total Investment Companies – 3.5%		333,021

Warrants (b)

Canada – 0.0%
Kinross Gold Corp. (Issued/Exercisable 10/28/10, 1 Share for 1 Warrant, Expires 9/17/14, Strike Price USD 21.30) (a)	757	225

Total Investments (Cost – $10,121,679*) – 99.7%		9,512,001
Other Assets Less Liabilities – 0.3%		24,263

Net Assets – 100.0%		$9,536,264

Notes to Consolidated Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,479,772

Gross unrealized appreciation	$1,023,050
Gross unrealized depreciation	(1,990,821)

Net unrealized depreciation	$(967,771)

BLACKROCK FUNDS	DECEMBER 31, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock World Gold Fund

(a)	Non-income producing security.
(b)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

•	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at December 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	430,646	(430,646)	–	$120

•	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	100,217	AUD	96,581	JPMorgan Chase & Co.	1/02/13	$ (78)
USD	972	HKD	7,536	JPMorgan Chase & Co.	1/02/13	–
USD	39,249	ZAR	337,065	State Street Corp.	1/03/13	(511)

Total						$(589)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

12	BLACKROCK FUNDS	DECEMBER 31, 2012

Consolidated Schedule of Investments (concluded)	BlackRock World Gold Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$117,540	$1,354,427	–	$1,471,967
Canada	4,646,881	–	–	4,646,881
China	–	–	$3,715	3,715
Hong Kong	–	14,556	–	14,556
Jersey, Channel Islands	565,255	–	–	565,255
Mexico	320,298	674,777	–	995,075
Peru	277,461	–	–	277,461
Russia	–	113,108	–	113,108
South Africa	–	517,066	–	517,066
United Kingdom	25,712	161,485	–	187,197
United States	386,474	–	–	386,474
Investment Companies	333,021	–	–	333,021
Warrants	225	–	–	225

Total	$6,672,867	$2,835,419	$3,715	$9,512,001

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	$(589)	–	–	$(589)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$12,101	–	–	$12,101
Liabilities:
Bank overdraft	–	$(40,758)	–	(40,758)

Total	$12,101	$(40,758)	–	$(28,657)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of September 30, 2012, there were securities with a value of $134,443 that were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of December 31, 2012. Therefore, these securities were transferred from Level 2 to Level 1 during the period September 30, 2012 to December 31, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK FUNDS	DECEMBER 31, 2012	13

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Global Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina – 0.4%
Arcos Dorados Holdings, Inc.	97,800	$1,169,688

Australia – 2.4%
Australia & New Zealand Banking Group Ltd.	48,600	1,279,959
BHP Billiton Ltd.	46,100	1,799,771
BHP Billiton Ltd. – ADR	34,400	2,698,336
CSL Ltd.	19,084	1,077,436
PanAust Ltd.	244,500	869,590

		7,725,092

Belgium – 0.9%
Anheuser-Busch InBev NV	33,378	2,906,725

Canada – 1.1%
Detour Gold Corp. (a)	70,700	1,769,099
Saputo, Inc.	34,500	1,744,943

		3,514,042

China – 1.2%
China Construction Bank Corp., H Shares	4,711,800	3,850,540

Cyprus – 1.0%
Eurasia Drilling Co. Ltd. - GDR	92,000	3,284,400

France – 5.2%
Arkema SA	3,359	352,692
AXA SA	155,400	2,790,344
BNP Paribas SA	35,780	2,036,968
Danone SA	37,600	2,476,806
LVMH Moet Hennessy Louis Vuitton SA	9,700	1,790,215
Sanofi SA	40,300	3,821,665
Technip SA	27,400	3,168,443

		16,437,133

Germany – 3.7%
Deutsche Bank AG	59,800	2,630,903
Deutsche Lufthansa AG	132,700	2,508,611
GSW Immobilien AG	16,000	677,865
SAP AG - ADR	33,100	2,660,578
Volkswagen AG, Preference Shares	14,000	3,212,304

		11,690,261

Hong Kong – 2.6%
AIA Group Ltd.	1,051,900	4,172,188
Cheung Kong Holdings Ltd.	103,000	1,602,619
Wharf Holdings Ltd.	319,800	2,548,718

		8,323,525

India – 1.0%
ICICI Bank Ltd.	85,900	1,797,638
Jubilant Foodworks Ltd. (a)	58,416	1,315,277

		3,112,915

Indonesia – 2.0%
Alam Sutera Realty Tbk PT	19,193,000	1,201,001

Common Stocks	Shares	Value

Indonesia (concluded)
Bank Mandiri Tbk PT	2,897,500	$2,447,559
Global Mediacom Tbk PT	6,073,000	1,517,813
Tower Bersama Infrastructure Tbk PT (a)	2,043,300	1,209,513

		6,375,886

Ireland – 1.9%
Eaton Corp. Plc	46,000	2,493,200
Ingersoll-Rand Plc	74,300	3,563,428

		6,056,628

Italy – 1.3%
ENI SpA	172,800	4,233,194

Japan – 5.7%
Dena Co. Ltd.	32,900	1,079,261
Hino Motors Ltd.	222,000	2,006,616
Honda Motor Co. Ltd.	93,300	3,455,331
ORIX Corp.	24,700	2,790,076
Softbank Corp.	76,000	2,784,734
Tokio Marine Holdings, Inc.	97,800	2,724,637
Toyota Motor Corp.	41,900	1,956,569
Yahoo Japan Corp.	3,510	1,136,522

		17,933,746

Mexico – 1.9%
Fomento Economico Mexicano SAB de CV - ADR	19,000	1,913,300
Fresnillo Plc	63,700	1,953,787
Grupo Mexico SAB de CV, Series B	631,500	2,278,057

		6,145,144

South Korea – 0.6%
Samsung Electronics Co. Ltd.	1,425	2,047,440

Spain – 0.9%
Iberdrola SA	483,200	2,698,544

Sweden – 3.1%
Electrolux AB, Series B	41,306	1,091,076
Svenska Cellulosa AB, B Shares	210,338	4,573,297
Volvo AB, B Shares	293,540	4,047,661

		9,712,034

Switzerland – 4.9%
GAM Holding AG	241,100	3,280,632
Novartis AG	36,400	2,299,508
Partners Group Holding AG	12,800	2,959,099
Roche Holding AG	19,300	3,902,097
UBS AG	202,900	3,175,158

		15,616,494

Taiwan – 1.0%
First Financial Holding Co. Ltd.	2,450,826	1,501,576

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	HKD	Hong Kong Dollar
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	USD	US Dollar
GBP	British Pound	ZAR	South African Rand
GDR	Global Depositary Receipts

BLACKROCK FUNDS	DECEMBER 31, 2012	1

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Taiwan (concluded)
MediaTek, Inc.	139,000	$1,555,004

		3,056,580

Thailand – 0.7%
Bangkok Bank Pcl	325,000	2,089,541

United Kingdom – 12.7%
Afren Plc (a)	1,073,600	2,329,713
Antofagasta Plc	209,636	4,594,187
APR Energy Plc	119,575	1,572,027
Aveva Group Plc	49,700	1,783,513
Babcock International Group Plc	54,000	852,395
Barclays Plc	606,900	2,636,375
British American Tobacco Plc	69,500	3,533,048
Diageo Plc	82,800	2,411,697
Direct Line Insurance Group Plc (a)	572,360	2,012,033
HSBC Holdings Plc	272,483	2,887,455
National Grid Plc	280,300	3,214,894
Subsea 7 SA	140,609	3,379,159
Tullow Oil Plc	158,000	3,293,908
Unilever Plc	81,500	3,167,995
Vodafone Group Plc - ADR	99,200	2,498,848

		40,167,247

United States – 42.6%
Air Products & Chemicals, Inc.	18,200	1,529,164
Apple, Inc.	3,100	1,652,393
Bank of America Corp.	390,400	4,528,640
Baxter International, Inc.	25,900	1,726,494
Becton, Dickinson & Co.	30,100	2,353,519
Biogen Idec, Inc. (a)	10,400	1,525,368
Cabot Oil & Gas Corp.	41,500	2,064,210
Cameron International Corp. (a)	28,600	1,614,756
Cardinal Health, Inc.	35,100	1,445,418
Celgene Corp. (a)	32,092	2,526,282
Citigroup, Inc.	88,060	3,483,654
Comcast Corp., Class A	79,400	2,967,972
ConAgra Foods, Inc.	111,500	3,289,250
Costco Wholesale Corp.	27,900	2,755,683
Crown Holdings, Inc. (a)	49,300	1,814,733
CSX Corp.	111,100	2,192,003
DIRECTV (a)	31,900	1,600,104
Dominion Resources, Inc.	41,400	2,144,520
Eastman Chemical Co.	43,300	2,946,565
eBay, Inc. (a)	64,800	3,306,096
Eli Lilly & Co.	68,600	3,383,352
Express Scripts Holding Co. (a)	31,500	1,701,000
Exxon Mobil Corp.	36,500	3,159,075
Facebook, Inc., Class A (a)	83,800	2,231,594
Federal Realty Investment Trust	13,600	1,414,672

Common Stocks	Shares	Value

United States (concluded)
FedEx Corp.	27,200	$2,494,784
The Gap, Inc.	41,200	1,278,848
Georgia Gulf Corp.	34,900	1,440,672
Google, Inc., Class A (a)	5,750	4,078,877
The Hain Celestial Group, Inc. (a)	18,958	1,027,903
Hertz Global Holdings, Inc. (a)	99,700	1,622,119
International Business Machines Corp.	7,600	1,455,780
International Paper Co.	55,300	2,203,152
JPMorgan Chase & Co.	75,800	3,332,926
Kraft Foods Group, Inc.	73,366	3,335,952
Las Vegas Sands Corp.	42,300	1,952,568
Liberty Global, Inc., Class A (a)	32,900	2,072,371
Linear Technology Corp.	42,495	1,457,579
Lowe’s Cos., Inc.	68,400	2,429,568
Monsanto Co.	33,800	3,199,170
National Oilwell Varco, Inc.	38,000	2,597,300
NIKE, Inc., Class B	31,000	1,599,600
Oracle Corp.	89,000	2,965,480
Owens Corning (a)	95,900	3,547,341
Perrigo Co.	9,900	1,029,897
Pfizer, Inc.	170,000	4,263,600
Rockwell Automation, Inc.	31,500	2,645,685
Rowan Cos. Plc, Class A (a)	83,600	2,614,172
SanDisk Corp. (a)	52,062	2,267,821
Smithfield Foods, Inc. (a)	77,200	1,665,204
Time Warner, Inc.	67,500	3,228,525
United Rentals, Inc. (a)	72,225	3,287,682
Visa, Inc., Class A	21,400	3,243,812
Weyerhaeuser Co.	32,514	904,539
Whirlpool Corp.	24,500	2,492,875
WisdomTree Investments, Inc. (a)	184,700	1,130,364
Xilinx, Inc.	70,900	2,545,310

		134,767,993

Total Long-Term Investments (Cost – $274,908,046) – 98.8%		312,914,792

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (b)(c)	2,434,034	2,434,034

Total Short-Term Securities (Cost – $2,434,034) – 0.8%		2,434,034

Total Investments (Cost – $277,342,080*) – 99.6%		315,348,826
Other Assets Less Liabilities – 0.4%		1,151,962

Net Assets – 100.0%		$316,500,788

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$278,653,016

Gross unrealized appreciation	$40,053,285
Gross unrealized depreciation	(3,357,475)

Net unrealized appreciation	$36,695,810

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

2	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at December 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,615,812	818,222	2,434,034	$518

•	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	2,200,000	USD	2,270,429	Citigroup, Inc.	1/16/13	$11,280
AUD	3,551,000	USD	3,609,552	Citigroup, Inc.	1/16/13	73,333
CAD	1,284,000	USD	1,304,121	Citigroup, Inc.	1/16/13	(13,732)
CAD	148,000	USD	149,827	Citigroup, Inc.	1/16/13	(1,091)
CAD	1,520,000	USD	1,523,086	Citigroup, Inc.	1/16/13	4,478
CAD	9,061,000	USD	9,232,917	UBS AG	1/16/13	(126,831)
CAD	62,000	USD	62,337	UBS AG	1/16/13	(28)
CHF	4,793,853	USD	5,134,655	Citigroup, Inc.	1/16/13	108,303
CHF	386,752	USD	421,558	UBS AG	1/16/13	1,426
CHF	243,444	USD	256,864	UBS AG	1/16/13	9,387
DKK	8,120,583	USD	1,409,968	Royal Bank of Scotland Group Plc	1/16/13	27,071
EUR	231,000	USD	300,043	Citigroup, Inc.	1/16/13	4,910
EUR	1,247,000	USD	1,586,789	Citigroup, Inc.	1/16/13	59,430
EUR	482,506	USD	638,422	Deutsche Bank AG	1/16/13	(1,444)
EUR	196,073	USD	254,689	Deutsche Bank AG	1/16/13	4,155
EUR	269,000	USD	343,000	Goldman Sachs Group, Inc.	1/16/13	12,119
EUR	1,667,000	USD	2,157,243	UBS AG	1/16/13	43,436
EUR	3,323,000	USD	4,332,989	UBS AG	1/16/13	53,847
GBP	796,000	USD	1,282,948	Citigroup, Inc.	1/16/13	10,059
GBP	373,000	USD	593,766	Citigroup, Inc.	1/16/13	12,128
GBP	638,000	USD	1,018,039	Citigroup, Inc.	1/16/13	18,316
GBP	734,000	USD	1,180,420	Royal Bank of Scotland Group Plc	1/16/13	11,875
GBP	208,000	USD	332,213	UBS AG	1/16/13	5,658
GBP	1,239,000	USD	1,997,076	UBS AG	1/16/13	15,532
HKD	6,505,000	USD	839,446	Citigroup, Inc.	1/16/13	(121)
HKD	46,804	USD	6,040	Citigroup, Inc.	1/16/13	(1)
HKD	31,226,310	USD	4,027,746	Citigroup, Inc.	1/16/13	1,310
HKD	2,955,000	USD	381,219	UBS AG	1/16/13	58
JPY	1,019,000	USD	12,163	Bank of New York Mellon Corp.	1/16/13	(399)
JPY	793,381,000	USD	10,114,044	Citigroup, Inc.	1/16/13	(955,053)
JPY	36,804,000	USD	464,645	Royal Bank of Scotland Group Plc	1/16/13	(39,771)
JPY	169,696,000	USD	2,142,291	UBS AG	1/16/13	(183,277)
MXN	28,324,870	USD	2,178,781	Citigroup, Inc.	1/16/13	9,093
NOK	4,500,000	USD	806,796	Citigroup, Inc.	1/16/13	2,381
NOK	8,091,461	USD	1,446,583	Deutsche Bank AG	1/16/13	8,400
NOK	15,575,000	USD	2,765,783	Deutsche Bank AG	1/16/13	34,867
NOK	6,687,000	USD	1,166,514	Royal Bank of Canada	1/16/13	35,922
NOK	7,146,000	USD	1,255,503	UBS AG	1/16/13	29,469
SEK	1,354,000	USD	203,225	Bank of New York Mellon Corp.	1/16/13	4,898
SEK	2,258,000	USD	342,482	UBS AG	1/16/13	4,595
SEK	2,911,000	USD	440,333	UBS AG	1/16/13	7,117

BLACKROCK FUNDS	DECEMBER 31, 2012	3

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

•	Foreign currency exchange contracts as of December 31, 2012 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

SGD	3,675,000	USD	3,008,628	UBS AG	1/16/13	$(273)
USD	371,340	AUD	364,000	UBS AG	1/16/13	(6,179)
USD	1,581,388	CAD	1,568,000	UBS AG	1/16/13	5,586
USD	1,809,399	CHF	1,687,052	Citigroup, Inc.	1/16/13	(35,703)
USD	728,165	CHF	684,213	Citigroup, Inc.	1/16/13	(20,147)
USD	808,763	CHF	745,000	Citigroup, Inc.	1/16/13	(6,031)
USD	69,697	CHF	65,687	Citigroup, Inc.	1/16/13	(2,144)
USD	2,512,738	CHF	2,379,000	UBS AG	1/16/13	(89,135)
USD	1,056,696	CHF	994,476	UBS AG	1/16/13	(30,946)
USD	1,609,962	CHF	1,499,108	UBS AG	1/16/13	(29,588)
USD	948,794	CHF	879,403	UBS AG	1/16/13	(12,995)
USD	161,658	CHF	151,639	UBS AG	1/16/13	(4,186)
USD	233,716	EUR	182,000	Citigroup, Inc.	1/16/13	(6,550)
USD	19,240,823	EUR	14,856,000	Deutsche Bank AG	1/16/13	(371,227)
USD	1,626,242	EUR	1,255,000	JPMorgan Chase & Co.	1/16/13	(30,538)
USD	769,813	EUR	587,000	UBS AG	1/16/13	(5,111)
USD	905,926	GBP	565,000	Citigroup, Inc.	1/16/13	(11,850)
USD	874,397	GBP	545,000	Citigroup, Inc.	1/16/13	(10,891)
USD	530,840	GBP	329,000	Citigroup, Inc.	1/16/13	(3,582)
USD	241,296	GBP	149,976	Deutsche Bank AG	1/16/13	(2,322)
USD	1,045,301	GBP	654,000	UBS AG	1/16/13	(17,045)
USD	1,465,923	GBP	912,000	UBS AG	1/16/13	(15,512)
USD	518,515	GBP	323,000	UBS AG	1/16/13	(6,160)
USD	589,223	GBP	366,000	UBS AG	1/16/13	(5,300)
USD	722,897	GBP	448,000	UBS AG	1/16/13	(4,826)
USD	193,986	GBP	121,000	UBS AG	1/16/13	(2,564)
USD	114,509	GBP	72,000	UBS AG	1/16/13	(2,446)
USD	1,059,960	HKD	8,214,369	Citigroup, Inc.	1/16/13	157
USD	579,267	HKD	4,490,000	Royal Bank of Scotland Group Plc	1/16/13	(67)
USD	340,156	HKD	2,636,000	Royal Bank of Scotland Group Plc	1/16/13	39
USD	316,293	HKD	2,451,000	Royal Bank of Scotland Group Plc	1/16/13	47
USD	346,486	HKD	2,685,000	Royal Bank of Scotland Group Plc	1/16/13	47
USD	675,887	HKD	5,238,000	UBS AG	1/16/13	41
USD	906,335	HKD	7,024,000	UBS AG	1/16/13	46
USD	435,909	HKD	3,378,000	UBS AG	1/16/13	54
USD	1,993,714	JPY	168,429,000	Citigroup, Inc.	1/16/13	49,327
USD	2,567,841	JPY	215,949,226	Citigroup, Inc.	1/16/13	74,868
USD	5,873,716	JPY	477,327,500	Citigroup, Inc.	1/16/13	363,326
USD	566,713	JPY	45,226,000	UBS AG	1/16/13	44,612
USD	1,041,625	JPY	85,499,000	UBS AG	1/16/13	54,603
USD	822,731	MXN	10,668,000	Citigroup, Inc.	1/16/13	(1,289)
USD	424,143	MXN	5,503,000	Citigroup, Inc.	1/16/13	(921)
USD	10,165,005	NOK	58,211,000	UBS AG	1/16/13	(302,324)
USD	1,160,455	SEK	7,745,000	Citigroup, Inc.	1/16/13	(30,029)
USD	3,488,587	SEK	23,420,000	Credit Suisse Group AG	1/16/13	(111,301)
USD	846,826	SEK	5,683,000	Royal Bank of Scotland Group Plc	1/16/13	(26,708)

4	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

•	Foreign currency exchange contracts as of December 31, 2012 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	632,118	SEK	4,209,000	UBS AG	1/16/13	$(14,847)
USD	942,494	SGD	1,157,000	Credit Suisse Group AG	1/16/13	(4,626)

Total						$(1,329,505)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quotes prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$1,169,688	–	–	$1,169,688
Australia	2,698,336	$5,026,756	–	7,725,092
Belgium	–	2,906,725	–	2,906,725
Canada.	3,514,042	–	–	3,514,042
China	–	3,850,540	–	3,850,540
Cyprus	3,284,400	–	–	3,284,400
France.	2,476,806	13,960,327	–	16,437,133
Germany	2,660,578	9,029,683	–	11,690,261
Hong Kong	–	8,323,525	–	8,323,525
India	–	3,112,915	–	3,112,915
Indonesia	–	6,375,886	–	6,375,886
Ireland	6,056,628	–	–	6,056,628
Italy	–	4,233,194	–	4,233,194
Japan	1,079,261	16,854,485	–	17,933,746
Mexico	4,191,357	1,953,787	–	6,145,144
South Korea	–	2,047,440	–	2,047,440
Spain	–	2,698,544	–	2,698,544
Sweden.	–	9,712,034	–	9,712,034
Switzerland.	–	15,616,494	–	15,616,494
Taiwan.	–	3,056,580	–	3,056,580
Thailand	–	2,089,541	–	2,089,541
United Kingdom.	4,510,881	35,656,366	–	40,167,247
United States	134,767,993	–	–	134,767,993
Short-Term Securities	2,434,034	–	–	2,434,034

Total	$168,844,004	$146,504,822	–	$315,348,826

BLACKROCK FUNDS	DECEMBER 31, 2012	5

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$1,217,606	–	$1,217,606
Liabilities:
Foreign currency exchange contracts	–	(2,547,111)	–	(2,547,111)

Total	–	$(1,329,505)	–	$(1,329,505)

1 Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, foreign currency at value of $12,124 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

6	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Biotechnology – 21.9%
3SBio, Inc. - ADR (a)	165,771	$2,261,116
ACADIA Pharmaceuticals, Inc. (a)	502,500	2,336,625
Acorda Therapeutics, Inc. (a)	576,900	14,341,734
Alexion Pharmaceuticals, Inc. (a)	495,101	46,445,425
Alnylam Pharmaceuticals, Inc. (a)	242,961	4,434,038
Amgen, Inc.	437,510	37,765,863
ARIAD Pharmaceuticals, Inc. (a)(b)	244,485	4,689,222
Biogen Idec, Inc. (a)	309,400	45,379,698
BioMarin Pharmaceutical, Inc. (a)(b)	203,800	10,037,150
Celgene Corp. (a)	748,152	58,894,525
Celldex Therapeutics, Inc. (a)	564,500	3,787,795
ChemoCentryx, Inc. (a)	145,639	1,593,291
CSL Ltd.	264,153	14,913,427
Cubist Pharmaceuticals, Inc. (a)	376,900	15,852,414
Dyax Corp. (a)	508,444	1,769,385
Elan Corp. Plc - ADR (a)	825,800	8,431,418
Exelixis, Inc. (a)(b)	633,000	2,892,810
Genmab A/S (a)	269,279	3,714,358
Gilead Sciences, Inc. (a)	595,528	43,741,532
Infinity Pharmaceuticals, Inc. (a)(b)	490,900	17,181,500
Intercept Pharmaceuticals, Inc. (a)	30,354	1,039,321
Isis Pharmaceuticals, Inc. (a)	512,567	5,361,451
Medivation, Inc. (a)	344,511	17,625,183
Momenta Pharmaceuticals, Inc. (a)(b)	354,100	4,171,298
Protalix BioTherapeutics, Inc. (a)	966,926	5,018,346
Prothena Corp. Plc (a)	20,141	147,634
Puma Biotechnology, Inc. (a)	153,200	2,872,500
Seattle Genetics, Inc. (a)	963,900	22,362,480
Ultragenyx Pharmaceutical, Inc. (Acquired 12/18/12, cost $3,351,658) (a)(c)	1,210,247	3,351,658
Verastem, Inc. (a)	140,740	1,237,105
Vertex Pharmaceuticals, Inc. (a)	369,570	15,499,766

		419,150,068

Chemicals – 0.5%
Sigma-Aldrich Corp.	130,400	9,594,832

Diversified Consumer Services – 0.8%
Service Corp. International	696,500	9,618,665
Stewart Enterprises, Inc., Class A	767,100	5,860,644

		15,479,309

Food & Staples Retailing – 0.9%
Brazil Pharma SA	890,700	6,264,264
CVS Caremark Corp.	242,600	11,729,710

		17,993,974

Health Care Equipment & Supplies – 14.0%
Align Technology, Inc. (a)(b)	176,400	4,895,100
Baxter International, Inc.	537,100	35,803,086
Becton, Dickinson & Co.	257,200	20,110,468
The Cooper Cos., Inc.	324,300	29,991,264
Covidien Plc	567,700	32,778,998
DENTSPLY International, Inc.	473,500	18,755,335
Given Imaging Ltd. (a)	217,669	3,802,677
Hill-Rom Holdings, Inc.	347,400	9,900,900
Medtronic, Inc.	579,700	23,779,294
ResMed, Inc.	367,500	15,276,975
Sirona Dental Systems, Inc. (a)	449,300	28,961,878
Stryker Corp.	435,800	23,890,556
Teleflex, Inc.	122,291	8,720,571
Thoratec Corp. (a)	316,400	11,871,328

		268,538,430

Health Care Providers & Services – 16.8%
Aetna, Inc.	444,223	20,567,525

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
AmerisourceBergen Corp.	393,900	$17,008,602
Brookdale Senior Living, Inc. (a)	642,400	16,265,568
Capital Senior Living Corp. (a)	518,587	9,692,391
Cardinal Health, Inc.	633,100	26,071,058
Catamaran Corp. (a)	621,500	29,278,865
CIGNA Corp.	349,300	18,673,578
Express Scripts Holding Co. (a)	920,447	49,704,138
HCA Holdings, Inc.	335,000	10,106,950
Humana, Inc.	127,134	8,725,206
McKesson Corp.	218,800	21,214,848
Team Health Holdings, Inc. (a)	319,551	9,193,482
UnitedHealth Group, Inc.	742,382	40,266,800
Universal Health Services, Inc., Class B	372,500	18,010,375
VCA Antech, Inc. (a)(b)	679,213	14,297,434
WellPoint, Inc.	206,933	12,606,358

		321,683,178

Health Care Technology – 0.6%
Cerner Corp. (a)(b)	133,500	10,364,940

Industrial Conglomerates – 0.7%
Koninklijke Philips Electronics NV	490,374	12,985,271

Life Sciences Tools & Services – 6.8%
Agilent Technologies, Inc.	580,800	23,777,952
ICON Plc - ADR (a)	496,800	13,791,168
Illumina, Inc. (a)	252,300	14,025,357
Life Technologies Corp. (a)	367,600	18,041,808
Mettler-Toledo International, Inc. (a)(b)	76,606	14,807,940
Thermo Fisher Scientific, Inc.	377,700	24,089,706
Waters Corp. (a)(b)	257,575	22,439,934

		130,973,865

Pharmaceuticals – 36.3%
AbbVie, Inc.	727,400	24,847,984
Allergan, Inc.	423,400	38,838,482
Bayer AG	143,500	13,684,495
Bristol-Myers Squibb Co.	524,000	17,077,160
Eli Lilly & Co.	1,603,600	79,089,552
Forest Laboratories, Inc. (a)	305,100	10,776,132
Hospira, Inc. (a)(b)	359,400	11,227,656
Johnson & Johnson	1,043,900	73,177,390
Merck & Co., Inc.	697,700	28,563,838
Mylan, Inc. (a)(b)	484,900	13,325,052
Novartis AG	833,900	52,680,203
Perrigo Co.	182,500	18,985,475
Pfizer, Inc.	4,340,140	108,850,711
Roche Holding AG	353,600	71,491,268
Sanofi SA	735,200	69,719,311
Teva Pharmaceutical Industries Ltd. - ADR	307,500	11,482,050
Valeant Pharmaceuticals International, Inc. (a)	394,800	23,597,196
Watson Pharmaceuticals, Inc. (a)	336,800	28,964,800

		696,378,755

Total Long-Term Investments (Cost – $1,604,280,515) – 99.3%		1,903,142,622

BLACKROCK FUNDS	DECEMBER 31, 2012	7

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (d)(e)	25,556,826	$25,556,826

	Beneficial Interest (000)

BlackRock Liquidity Series LLC, Money Market Series, 0.29% (d)(e)(f)	$40,808	40,807,874

Total Short-Term Securities (Cost – $66,364,700) – 3.4%		66,364,700

Value

Total Investments (Cost – $1,670,645,215*) – 102.7%	$1,969,507,322
Liabilities in Excess of Other Assets – (2.7)%	(52,427,458)

Net Assets – 100.0%	$1,917,079,864

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,680,503,679

Gross unrealized appreciation	$303,825,622
Gross unrealized depreciation	(14,821,979)

Net unrealized appreciation	$289,003,643

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Restricted security as to resale. As of report date, the Fund held 0.2% of its net assets, with a current value of $3,351,658 and an original cost of $3,351,658, in this security.
(d)	Represents the current yield as of report date.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Net Activity	Shares/ Beneficial Interest Held at December 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	62,805,555	(37,248,729)	25,556,826	$20,010
BlackRock Liquidity Series LLC, Money Market Series	$176,438,673	$(135,630,799)	$40,807,874	$77,484

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CHF	4,068,318	USD	4,366,826	Royal Bank of Scotland Group Plc	1/16/13	$82,627
DKK	1,407,865	USD	249,678	Citigroup, Inc.	1/16/13	(539)
EUR	10,548,928	USD	13,923,003	Citigroup, Inc.	1/16/13	3,094
GBP	175,000	USD	277,682	Citigroup, Inc.	1/16/13	6,585
GBP	2,397,000	USD	3,803,989	Citigroup, Inc.	1/16/13	89,653
GBP	3,413,000	USD	5,451,169	UBS AG	1/16/13	92,844
USD	7,981,107	AUD	7,851,000	Credit Suisse Group AG	1/16/13	(161,482)
USD	545,169	AUD	521,271	Deutsche Bank AG	1/16/13	4,537
USD	1,610,841	AUD	1,579,000	UBS AG	1/16/13	(26,804)
USD	8,982,779	CHF	8,440,578	Citigroup, Inc.	1/16/13	(248,543)
USD	4,824,496	CHF	4,514,243	Citigroup, Inc.	1/16/13	(112,657)

8	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

•	Foreign currency exchange contracts as of December 31, 2012 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,978,835	CHF	2,778,845	Citigroup, Inc.	1/16/13	$(60,342)
USD	859,560	CHF	810,105	Citigroup, Inc.	1/16/13	(26,438)
USD	78,034,994	CHF	72,863,693	Credit Suisse Group AG	1/16/13	(1,654,834)
USD	3,690,184	CHF	3,446,580	Royal Bank of Scotland Group Plc	1/16/13	(79,284)
USD	5,182,572	CHF	4,809,546	Royal Bank of Scotland Group Plc	1/16/13	(77,550)
USD	14,829,751	CHF	13,791,343	UBS AG	1/16/13	(253,614)
USD	4,696,230	CHF	4,372,871	UBS AG	1/16/13	(86,308)
USD	90,995	DKK	522,000	Royal Bank of Scotland Group Plc	1/16/13	(1,379)
USD	94,758,720	EUR	73,164,000	Deutsche Bank AG	1/16/13	(1,828,247)
USD	748,259	EUR	578,000	Royal Bank of Scotland Group Plc	1/16/13	(14,784)
USD	9,906,068	EUR	7,600,000	UBS AG	1/16/13	(127,021)
USD	2,504,843	EUR	1,910,000	UBS AG	1/16/13	(16,631)
USD	9,603,040	GBP	5,985,000	UBS AG	1/16/13	(118,880)

Total						$(4,615,997)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$397,170,625	$18,627,785	$3,351,658	$419,150,068
Chemicals	9,594,832	–	–	9,594,832
Diversified Consumer Services	15,479,309	–	–	15,479,309
Food & Staples Retailing	17,993,974	–	–	17,993,974
Health Care Equipment & Supplies	268,538,430	–	–	268,538,430
Health Care Providers & Services	321,683,178	–	–	321,683,178
Health Care Technology	10,364,940	–	–	10,364,940
Industrial Conglomerates	–	12,985,271	–	12,985,271
Life Sciences Tools & Services	130,973,865	–	–	130,973,865
Pharmaceuticals	488,803,478	207,575,277	–	696,378,755
Short-Term Securities	25,556,826	40,807,874	–	66,364,700

Total	$1,686,159,457	$279,996,207	$3,351,658	$1,969,507,322

BLACKROCK FUNDS	DECEMBER 31, 2012	9

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$279,340	–	$279,340
Liabilities:
Foreign currency exchange contracts	–	(4,895,337)	–	(4,895,337)

Total	–	$(4,615,997)	–	$(4,615,997)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$3,351,658	–	–	$3,351,658
Foreign currency at value	32,954	–	–	32,954
Liabilities:
Collateral on securities loaned at value	–	$(40,807,874)	–	(40,807,874)

Total	$3,384,612	$(40,807,874)	–	$(37,423,262)

There were no transfers between levels during the period ended December 31, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

10	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock International Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina – 0.3%
Arcos Dorados Holdings, Inc.	491,200	$5,874,752

Australia – 2.6%
BHP Billiton Ltd.	522,800	20,410,420
BHP Billiton Ltd. - ADR	167,700	13,154,388
CSL Ltd.	200,751	11,333,906

		44,898,714

Belgium – 2.8%
Ageas	323,500	9,558,586
Anheuser-Busch InBev NV	178,579	15,551,564
KBC Groep NV	694,166	24,193,377

		49,303,527

Canada – 0.4%
Gildan Activewear, Inc.	196,700	7,184,187

China – 1.0%
Tencent Holdings Ltd.	508,300	16,670,566

Cyprus – 1.0%
Eurasia Drilling Co. Ltd. - GDR	487,200	17,393,040

Finland – 1.0%
Konecranes Oyj	510,900	17,435,032

France – 6.8%
AXA SA	1,289,927	23,161,777
BNP Paribas SA	298,970	17,020,467
Cie de Saint-Gobain SA	211,300	9,074,086
LVMH Moet Hennessy Louis Vuitton SA	52,800	9,744,673
Publicis Groupe SA	192,800	11,599,519
Sanofi SA	365,200	34,632,063
Technip SA	108,300	12,523,443

		117,756,028

Germany – 6.1%
BASF SE	326,400	30,864,526
Deutsche Bank AG	396,100	17,426,433
Deutsche Lufthansa AG	596,800	11,282,135
Gerry Weber International AG	300,988	14,578,681
SAP AG - ADR (a)	174,300	14,010,234
Volkswagen AG, Preference Shares	76,400	17,530,003

		105,692,012

Gibraltar – 0.1%
Bwin.Party Digital Entertainment Plc	693,175	1,261,391

Hong Kong – 5.2%
AIA Group Ltd.	10,595,700	42,026,099
Cheung Kong Holdings Ltd.	1,131,000	17,597,690
Melco Crown Entertainment Ltd. - ADR (b)	545,300	9,182,852
REXLot Holdings Ltd.	41,046,100	3,149,008
Wharf Holdings Ltd.	2,384,400	19,003,009

		90,958,658

India – 1.5%
ICICI Bank Ltd.	432,300	9,046,789
ICICI Bank Ltd. - ADR	217,900	9,502,619
Jubilant Foodworks Ltd. (b)	313,756	7,447,211

		25,996,619

Indonesia – 1.3%
Global Mediacom Tbk PT	31,933,500	7,981,078
Indofood Sukses Makmur Tbk PT	14,182,700	8,627,390
Tower Bersama Infrastructure Tbk PT (b)	9,470,600	5,606,034

		22,214,502

Ireland – 1.5%
Accenture Plc, Class A	171,600	11,411,400

Common Stocks	Shares	Value

Ireland (concluded)
DCC Plc	462,053	$15,197,973

		26,609,373

Italy – 1.8%
ENI SpA	1,262,200	30,920,934

Japan – 12.4%
Honda Motor Co. Ltd.	970,300	35,934,707
JGC Corp.	396,000	12,339,941
Kubota Corp.	1,315,100	15,120,226
ORIX Corp.	236,000	26,658,214
Softbank Corp.	731,700	26,810,390
Sumitomo Mitsui Financial Group, Inc.	482,000	17,516,757
Tokio Marine Holdings, Inc.	304,800	8,491,506
Toyota Motor Corp.	754,100	35,213,564
Unipres Corp.	192,700	4,241,733
Yahoo Japan Corp.	39,101	12,660,730
Zeon Corp.	2,309,600	20,026,908

		215,014,676

Jersey – 1.3%
Randgold Resources Ltd.	227,100	22,466,488

Malaysia – 0.4%
Astro Malaysia Holdings Bhd	7,678,300	7,532,668

Mexico – 2.8%
Alpek SA de CV (a)	1,555,300	4,199,188
Fomento Economico Mexicano SAB de CV - ADR	163,700	16,484,590
Fresnillo Plc	611,300	18,749,610
Grupo Mexico SAB de CV, Series B	2,618,400	9,445,548

		48,878,936

Netherlands – 1.6%
ASML Holding NV	297,886	19,104,623
Ziggo NV	271,900	8,886,278

		27,990,901

Norway – 0.5%
Seadrill Ltd.	230,900	8,506,798

Singapore – 0.6%
DBS Group Holdings Ltd.	898,000	11,024,314

South Korea – 1.7%
Samsung Electronics Co. Ltd.	21,100	30,316,477

Spain – 2.1%
Banco Popular Espanol SA (b)	28,041,900	21,918,505
Iberdrola SA	2,528,400	14,120,443

		36,038,948

Sweden – 5.2%
Electrolux AB, Series B	954,394	25,209,802
Svenska Cellulosa AB, B Shares	1,217,822	26,478,630
Volvo AB, B Shares	2,806,193	38,694,956

		90,383,388

Switzerland – 16.0%
Actelion Ltd.	67,409	3,225,579
GAM Holding AG	2,087,400	28,403,116
Holcim Ltd.	371,577	27,368,534
Nestle SA	487,200	31,786,619
Novartis AG	359,100	22,685,527
Partners Group Holding AG	68,700	15,882,040
Roche Holding AG	213,800	43,226,338
Sulzer AG	56,800	8,989,687
Swiss Re AG	367,325	26,630,631

BLACKROCK FUNDS	DECEMBER 31, 2012	11

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Switzerland (concluded)
Syngenta AG	100,300	$40,519,831
UBS AG	1,865,100	29,186,730

		277,904,632

Taiwan – 0.8%
MediaTek, Inc.	1,175,000	13,144,820

Thailand – 0.3%
Charoen Pokphand Foods Pcl	5,334,100	5,885,122

United Kingdom – 20.0%
Aberdeen Asset Management Plc	3,292,484	19,812,338
Antofagasta Plc	1,246,981	27,327,671
APR Energy Plc	1,603,079	21,075,344
Ashtead Group Plc	1,296,927	9,121,888
Aveva Group Plc	261,152	9,371,588
Babcock International Group Plc	268,000	4,230,407
British American Tobacco Plc	505,700	25,707,372
Clinigen Healthcare Ltd. (b)	1,614,400	5,657,631
De La Rue Plc	792,168	11,742,448
Diageo Plc	481,900	14,036,191
Direct Line Insurance Group Plc (b)	3,031,947	10,658,285
Hargreaves Lansdown Plc	692,604	7,746,420
HSBC Holdings Plc	2,340,899	24,806,098
Inchcape Plc	1,001,420	7,116,699
Intertek Group Plc	341,400	17,342,080
Jardine Lloyd Thompson Group Plc	694,500	8,994,047
National Grid Plc	1,518,800	17,419,838
Rexam Plc	3,623,600	25,927,694
Rotork Plc	195,706	8,169,489

Common Stocks	Shares	Value

United Kingdom (concluded)
Subsea 7 SA	677,272	$16,276,412
Tullow Oil Plc	1,037,900	21,637,642
Unilever Plc	553,200	21,503,498
Vodafone Group Plc - ADR	518,800	13,068,572

		348,749,652

United States – 0.5%
Sirona Dental Systems, Inc. (b)	146,600	9,449,836

Total Long-Term Investments (Cost – $1,479,643,421) – 99.6%		1,733,456,991

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (c)(d)	20,619,678	20,619,678

	Beneficial Interest (000)

BlackRock Liquidity Series LLC, Money Market Series, 0.29% (c)(d)(e)	$7,438	7,438,095

Total Short-Term Securities (Cost – $28,057,773) – 1.6%		28,057,773

Total Investments (Cost – $1,507,701,194*) – 101.2%		1,761,514,764
Liabilities in Excess of Other Assets – (1.2)%		(21,508,499)

Net Assets – 100.0%		$1,740,006,265

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,511,237,152

Gross unrealized appreciation	$260,540,338
Gross unrealized depreciation	(10,262,726)

Net unrealized appreciation	$250,277,612

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Net Activity	Shares/ Beneficial Interest Held at December 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	5,622,104	14,997,574	20,619,678	$3,156
BlackRock Liquidity Series LLC, Money Market Series	$4,115,755	$ 3,322,340	$ 7,438,095	$4,354

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	192,295,030	USD	2,233,893	Citigroup, Inc.	1/04/13	$(14,293)
JPY	121,627,510	USD	1,408,704	Citigroup, Inc.	1/07/13	(4,797)

12	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio (Percentages shown are based on Net Assets)

•	Foreign currency exchange contracts as of December 31, 2012 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	16,433,000	USD	17,192,911	Citigroup, Inc.	1/16/13	$(149,585)
AUD	947,000	USD	984,142	Citigroup, Inc.	1/16/13	(1,970)
AUD	4,505,000	USD	4,646,718	Citigroup, Inc.	1/16/13	25,599
AUD	40,125,000	USD	40,786,621	Citigroup, Inc.	1/16/13	828,633
AUD	5,825,081	USD	6,099,355	Deutsche Bank AG	1/16/13	(57,929)
AUD	723,000	USD	757,695	Deutsche Bank AG	1/16/13	(7,842)
AUD	863,000	USD	886,066	Goldman Sachs Group, Inc.	1/16/13	8,986
AUD	7,310,000	USD	7,542,721	UBS AG	1/16/13	38,774
CAD	7,751,000	USD	7,751,388	Bank of New York Mellon Corp.	1/16/13	38,180
CAD	7,241,000	USD	7,379,935	Citigroup, Inc.	1/16/13	(102,905)
CAD	5,109,000	USD	5,193,646	Citigroup, Inc.	1/16/13	(59,224)
CAD	5,295,000	USD	5,365,813	Citigroup, Inc.	1/16/13	(44,466)
CAD	2,210,000	USD	2,256,622	Citigroup, Inc.	1/16/13	(35,625)
CAD	7,939,000	USD	7,987,347	Citigroup, Inc.	1/16/13	(8,844)
CAD	1,301,000	USD	1,302,936	Citigroup, Inc.	1/16/13	4,537
CAD	7,253,157	USD	7,360,921	Deutsche Bank AG	1/16/13	(71,673)
CAD	4,970,970	USD	5,032,681	Deutsche Bank AG	1/16/13	(36,976)
CAD	11,918,000	USD	12,052,213	Royal Bank of Scotland Group Plc	1/16/13	(74,911)
CAD	7,571,000	USD	7,638,725	Royal Bank of Scotland Group Plc	1/16/13	(30,053)
CAD	66,561,000	USD	67,823,881	UBS AG	1/16/13	(931,684)
CHF	9,530,496	USD	10,454,392	Citigroup, Inc.	1/16/13	(31,045)
CHF	757,000	USD	829,678	Citigroup, Inc.	1/16/13	(1,760)
CHF	5,144,840	USD	5,611,962	Citigroup, Inc.	1/16/13	14,864
CHF	3,665,313	USD	3,903,472	Citigroup, Inc.	1/16/13	105,221
CHF	2,385,510	USD	2,572,655	Deutsche Bank AG	1/16/13	36,338
CHF	1,241,712	USD	1,341,039	UBS AG	1/16/13	17,001
DKK	50,994,542	USD	8,854,129	Royal Bank of Scotland Group Plc	1/16/13	169,995
EUR	12,305,339	USD	16,241,202	Citigroup, Inc.	1/16/13	3,610
EUR	374,000	USD	485,147	Citigroup, Inc.	1/16/13	8,586
EUR	1,504,000	USD	1,949,768	Citigroup, Inc.	1/16/13	35,728
EUR	4,012,000	USD	5,208,106	Citigroup, Inc.	1/16/13	88,310
EUR	8,358,000	USD	10,823,585	Citigroup, Inc.	1/16/13	210,173
EUR	2,089,000	USD	2,713,628	Goldman Sachs Group, Inc.	1/16/13	44,152
EUR	9,307,000	USD	11,849,421	Goldman Sachs Group, Inc.	1/16/13	437,153
EUR	1,437,000	USD	1,867,824	Royal Bank of Scotland Group Plc	1/16/13	29,222
EUR	2,147,000	USD	2,778,405	UBS AG	1/16/13	55,943
EUR	2,967,000	USD	3,832,693	UBS AG	1/16/13	84,172
EUR	18,272,000	USD	23,825,573	UBS AG	1/16/13	296,086
GBP	1,917,375	USD	3,091,518	Citigroup, Inc.	1/16/13	23,030
GBP	2,272,000	USD	3,659,083	Citigroup, Inc.	1/16/13	31,510
GBP	1,390,000	USD	2,209,281	Citigroup, Inc.	1/16/13	48,608
GBP	6,913,000	USD	11,141,986	Citigroup, Inc.	1/16/13	87,360
GBP	3,035,000	USD	4,831,990	Citigroup, Inc.	1/16/13	98,006
GBP	3,864,000	USD	6,156,310	Citigroup, Inc.	1/16/13	120,298
GBP	6,773,000	USD	10,852,364	Citigroup, Inc.	1/16/13	149,568
GBP	6,655,000	USD	10,594,800	Citigroup, Inc.	1/16/13	215,456
GBP	6,198,000	USD	9,836,096	Citigroup, Inc.	1/16/13	231,818
GBP	4,864,800	USD	7,892,326	Deutsche Bank AG	1/16/13	9,963

BLACKROCK FUNDS	DECEMBER 31, 2012	13

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	Foreign currency exchange contracts as of December 31, 2012 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	73,000	USD	117,399	Royal Bank of Scotland Group Plc	1/16/13	$1,181
GBP	1,938,000	USD	3,125,926	Royal Bank of Scotland Group Plc	1/16/13	22,124
GBP	1,091,000	USD	1,727,172	Royal Bank of Scotland Group Plc	1/16/13	45,028
GBP	3,679,000	USD	5,900,619	Royal Bank of Scotland Group Plc	1/16/13	75,478
GBP	11,867,000	USD	18,953,711	UBS AG	1/16/13	322,818
HKD	181,552,492	USD	23,427,488	Citigroup, Inc.	1/16/13	(2,205)
HKD	328,100,740	USD	42,320,289	Citigroup, Inc.	1/16/13	13,763
HKD	11,972,000	USD	1,544,485	Royal Bank of Scotland Group Plc	1/16/13	233
HKD	13,229,000	USD	1,706,993	UBS AG	1/16/13	(87)
JPY	11,473,000	USD	136,945	Bank of New York Mellon Corp.	1/16/13	(4,498)
JPY	6,461,989,000	USD	82,377,622	Citigroup, Inc.	1/16/13	(7,778,785)
JPY	811,708,000	USD	10,011,162	Citigroup, Inc.	1/16/13	(640,599)
JPY	381,475,000	USD	4,872,907	Citigroup, Inc.	1/16/13	(469,063)
JPY	235,447,000	USD	2,860,842	Deutsche Bank AG	1/16/13	(142,782)
JPY	934,905,000	USD	11,799,961	Royal Bank of Scotland Group Plc	1/16/13	(1,007,181)
JPY	822,000,000	USD	10,332,267	Royal Bank of Scotland Group Plc	1/16/13	(842,891)
JPY	177,363,000	USD	2,181,294	Royal Bank of Scotland Group Plc	1/16/13	(133,771)
JPY	100,773,000	USD	1,266,823	Royal Bank of Scotland Group Plc	1/16/13	(103,474)
JPY	53,401,000	USD	649,923	Royal Bank of Scotland Group Plc	1/16/13	(33,448)
MXN	215,783,280	USD	16,598,290	Citigroup, Inc.	1/16/13	69,274
MXN	1,887,000	USD	143,851	Royal Bank of Scotland Group Plc	1/16/13	1,905
NOK	7,082,547	USD	1,265,536	Citigroup, Inc.	1/16/13	8,027
NOK	3,531,000	USD	619,913	Royal Bank of Scotland Group Plc	1/16/13	15,021
NOK	4,382,000	USD	757,628	Royal Bank of Scotland Group Plc	1/16/13	30,331
SEK	8,149,000	USD	1,220,185	Royal Bank of Scotland Group Plc	1/16/13	32,398
SEK	7,248,000	USD	1,067,712	Royal Bank of Scotland Group Plc	1/16/13	46,378
SGD	17,796,000	USD	14,581,925	Citigroup, Inc.	1/16/13	(14,121)
SGD	7,620,000	USD	6,242,351	Citigroup, Inc.	1/16/13	(4,619)
SGD	2,835,000	USD	2,325,860	Royal Bank of Scotland Group Plc	1/16/13	(5,129)
SGD	5,237,000	USD	4,286,895	Royal Bank of Scotland Group Plc	1/16/13	112
SGD	951,000	USD	776,080	Royal Bank of Scotland Group Plc	1/16/13	2,408
USD	1,668,990	AUD	1,636,000	UBS AG	1/16/13	(27,772)
USD	12,673,686	CHF	11,908,702	Citigroup, Inc.	1/16/13	(350,667)
USD	5,970,088	CHF	5,647,685	Citigroup, Inc.	1/16/13	(206,693)
USD	8,682,523	CHF	8,095,436	Citigroup, Inc.	1/16/13	(171,324)
USD	4,204,897	CHF	3,969,486	Citigroup, Inc.	1/16/13	(136,465)
USD	4,142,848	CHF	3,908,388	Citigroup, Inc.	1/16/13	(131,692)
USD	6,012,108	CHF	5,604,145	Citigroup, Inc.	1/16/13	(117,053)
USD	3,997,268	CHF	3,740,212	Citigroup, Inc.	1/16/13	(93,340)
USD	2,545,148	CHF	2,410,260	Citigroup, Inc.	1/16/13	(90,914)
USD	6,140,847	CHF	5,695,869	Citigroup, Inc.	1/16/13	(88,632)
USD	2,261,363	CHF	2,123,607	Citigroup, Inc.	1/16/13	(61,192)
USD	2,561,274	CHF	2,388,406	Citigroup, Inc.	1/16/13	(50,886)
USD	5,327,839	CHF	4,910,973	Citigroup, Inc.	1/16/13	(43,212)
USD	1,212,783	CHF	1,143,004	Citigroup, Inc.	1/16/13	(37,302)
USD	74,588,262	CHF	69,645,373	Credit Suisse Group AG	1/16/13	(1,581,742)
USD	12,787,044	CHF	11,937,000	Royal Bank of Scotland Group Plc	1/16/13	(268,257)
USD	13,452,812	CHF	12,736,800	UBS AG	1/16/13	(477,217)

14	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	Foreign currency exchange contracts as of December 31, 2012 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	8,572,290	CHF	7,982,045	UBS AG	1/16/13	$(157,542)
USD	3,941,123	CHF	3,709,062	UBS AG	1/16/13	(115,417)
USD	3,862,704	CHF	3,623,290	UBS AG	1/16/13	(100,029)
USD	4,552,832	CHF	4,219,856	UBS AG	1/16/13	(62,355)
USD	19,243,152	EUR	14,751,000	Citigroup, Inc.	1/16/13	(230,283)
USD	10,412,424	EUR	8,053,000	Citigroup, Inc.	1/16/13	(218,690)
USD	3,325,150	EUR	2,608,000	Citigroup, Inc.	1/16/13	(117,783)
USD	3,889,426	EUR	3,004,000	Citigroup, Inc.	1/16/13	(76,285)
USD	3,052,236	EUR	2,368,000	Citigroup, Inc.	1/16/13	(73,864)
USD	2,201,043	EUR	1,714,000	Citigroup, Inc.	1/16/13	(61,682)
USD	4,049,116	EUR	3,103,689	Citigroup, Inc.	1/16/13	(48,198)
USD	1,104,137	EUR	852,000	Citigroup, Inc.	1/16/13	(20,625)
USD	574,022	EUR	442,966	Citigroup, Inc.	1/16/13	(10,757)
USD	133,420	EUR	102,000	Citigroup, Inc.	1/16/13	(1,234)
USD	40,545	EUR	31,000	Citigroup, Inc.	1/16/13	(379)
USD	63,886,111	EUR	49,327,000	Deutsche Bank AG	1/16/13	(1,232,600)
USD	16,892,100	EUR	13,012,000	Deutsche Bank AG	1/16/13	(285,605)
USD	5,021,876	EUR	3,935,100	Deutsche Bank AG	1/16/13	(173,020)
USD	1,995,825	EUR	1,527,012	Deutsche Bank AG	1/16/13	(20,050)
USD	4,827,180	EUR	3,730,000	Royal Bank of Scotland Group Plc	1/16/13	(96,955)
USD	2,595	EUR	2,000	Royal Bank of Scotland Group Plc	1/16/13	(45)
USD	5,459,045	EUR	4,184,000	UBS AG	1/16/13	(64,435)
USD	4,836,966	EUR	3,703,848	UBS AG	1/16/13	(52,644)
USD	2,073,592	EUR	1,593,000	UBS AG	1/16/13	(29,396)
USD	3,499,357	GBP	2,190,000	Citigroup, Inc.	1/16/13	(58,037)
USD	2,330,125	GBP	1,469,000	Citigroup, Inc.	1/16/13	(56,091)
USD	2,698,597	GBP	1,682,000	Citigroup, Inc.	1/16/13	(33,611)
USD	2,936,688	GBP	1,816,000	Citigroup, Inc.	1/16/13	(13,188)
USD	1,454,041	GBP	903,749	Deutsche Bank AG	1/16/13	(13,992)
USD	90,100,104	GBP	56,154,000	UBS AG	1/16/13	(1,115,387)
USD	8,189,560	GBP	5,095,000	UBS AG	1/16/13	(86,661)
USD	5,229,731	GBP	3,263,000	UBS AG	1/16/13	(70,624)
USD	4,318,935	GBP	2,686,000	UBS AG	1/16/13	(44,152)
USD	3,540,170	GBP	2,199,000	UBS AG	1/16/13	(31,844)
USD	4,054,999	GBP	2,513,000	UBS AG	1/16/13	(27,070)
USD	5,645,391	HKD	43,760,000	Citigroup, Inc.	1/16/13	(857)
USD	6,059,930	HKD	46,962,636	Citigroup, Inc.	1/16/13	453
USD	2,784,089	HKD	21,575,000	Royal Bank of Scotland Group Plc	1/16/13	319
USD	2,564,802	HKD	19,875,000	Royal Bank of Scotland Group Plc	1/16/13	379
USD	2,806,086	HKD	21,745,000	Royal Bank of Scotland Group Plc	1/16/13	380
USD	7,418,501	HKD	57,492,000	UBS AG	1/16/13	446
USD	9,955,109	HKD	77,151,000	UBS AG	1/16/13	500
USD	1,408,745	JPY	121,627,510	Citigroup, Inc.	1/16/13	4,646
USD	2,233,973	JPY	192,295,030	Citigroup, Inc.	1/16/13	14,070
USD	3,035,502	JPY	259,060,964	Citigroup, Inc.	1/16/13	44,837
USD	1,342,408	JPY	110,000,000	Citigroup, Inc.	1/16/13	72,540
USD	8,810,025	JPY	740,901,999	Citigroup, Inc.	1/16/13	256,865
USD	78,247,857	JPY	6,610,379,000	Citigroup, Inc.	1/16/13	1,935,969

BLACKROCK FUNDS	DECEMBER 31, 2012	15

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	Foreign currency exchange contracts as of December 31, 2012 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	59,621,073	JPY	4,845,106,500	Citigroup, Inc.	1/16/13	$3,687,937
USD	8,167,108	JPY	670,375,000	UBS AG	1/16/13	428,129
USD	4,475,120	MXN	58,062,000	Citigroup, Inc.	1/16/13	(9,713)
USD	23,105,126	NOK	132,314,000	UBS AG	1/16/13	(687,184)
USD	10,063,644	SEK	66,616,000	Citigroup, Inc.	1/16/13	(175,901)
USD	5,687,952	SEK	37,962,000	Citigroup, Inc.	1/16/13	(147,187)
USD	3,075,723	SEK	20,454,595	Citigroup, Inc.	1/16/13	(68,352)
USD	27,709,692	SEK	186,024,000	Credit Suisse Group AG	1/16/13	(884,056)
USD	3,995,267	SEK	26,812,000	Royal Bank of Scotland Group Plc	1/16/13	(126,005)
USD	19,775,268	SGD	24,276,000	Credit Suisse Group AG	1/16/13	(97,063)
ZAR	75,265,000	USD	8,621,628	Citigroup, Inc.	1/16/13	235,683
ZAR	13,145,000	USD	1,507,791	Credit Suisse Group AG	1/16/13	39,135
USD	613,369	EUR	478,000	Citigroup, Inc.	1/23/13	(17,698)
BRL	45,000,000	USD	21,478,688	UBS AG	2/04/13	394,731

Total						$(12,396,763)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quotes prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$5,874,752	–	–	$5,874,752
Australia	13,154,388	$31,744,326	–	44,898,714
Belgium	–	49,303,527	–	49,303,527
Canada	7,184,187	–	–	7,184,187
China	–	16,670,566	–	16,670,566
Cyprus	17,393,040	–	–	17,393,040
Finland	–	17,435,032	–	17,435,032
France	–	117,756,028	–	117,756,028
Germany	14,010,234	91,681,778	–	105,692,012
Gibraltar	–	1,261,391	–	1,261,391
Hong Kong	9,182,852	81,775,806	–	90,958,658
India	9,502,619	16,494,000	–	25,996,619

16	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

	Level 1	Level 2	Level 3	Total

Indonesia	–	$22,214,502	–	$22,214,502
Ireland	$11,411,400	15,197,973	–	26,609,373
Italy	–	30,920,934	–	30,920,934
Japan	–	215,014,676	–	215,014,676
Jersey	–	22,466,488	–	22,466,488
Malaysia	7,532,668	–	–	7,532,668
Mexico	30,129,326	18,749,610	–	48,878,936
Netherlands	8,886,278	19,104,623	–	27,990,901
Norway	–	8,506,798	–	8,506,798
Singapore	–	11,024,314	–	11,024,314
South Korea	–	30,316,477	–	30,316,477
Spain	–	36,038,948	–	36,038,948
Sweden	–	90,383,388	–	90,383,388
Switzerland	–	277,904,632	–	277,904,632
Taiwan	–	13,144,820	–	13,144,820
Thailand	5,885,122	–	–	5,885,122
United Kingdom	35,469,305	313,280,347	–	348,749,652
United States	9,449,836	–	–	9,449,836
Short-Term Securities	20,619,678	7,438,095	–	28,057,773

Total	$205,685,685	$1,555,829,079	–	$1,761,514,764

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$11,400,378	–	$11,400,378
Liabilities:
Foreign currency exchange contracts	$(19,088)	(23,778,053)	–	(23,797,141)

Total	$(19,088)	$(12,377,675)	–	$(12,396,763)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$6,768,651	–	–	$6,768,651
Foreign currency at value	2,654,724	–	–	2,654,724
Liabilities:
Collateral on securities loaned at value	–	$(7,438,095)	–	(7,438,095)

Total	$9,423,375	$(7,438,095)	–	$1,985,280

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of September 30, 2012, the Fund did not utilize the external pricing service model adjustments as significant market movements did not occur. As of December 31, 2012, there were securities with a value of $26,732,975 that were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period September 30, 2012 to December 31, 2012.

BLACKROCK FUNDS	DECEMBER 31, 2012	17

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Biotechnology – 0.7%
Celgene Corp. (a)	14,200	$1,117,824

Communications Equipment – 13.4%
Cisco Systems, Inc.	406,503	7,987,784
F5 Networks, Inc. (a)	11,748	1,141,318
Ixia (a)	49,800	845,604
Palo Alto Networks, Inc. (a)	13,200	706,464
QUALCOMM, Inc.	115,995	7,194,010
Riverbed Technology, Inc. (a)	112,558	2,219,644

		20,094,824

Computers & Peripherals – 10.3%
Apple, Inc.	24,197	12,897,727
EMC Corp. (a)	63,299	1,601,465
SanDisk Corp. (a)	20,330	885,575

		15,384,767

Electronic Equipment, Instruments & Components – 2.3%
Amphenol Corp., Class A	13,600	879,920
Avnet, Inc. (a)	26,300	805,043
Jabil Circuit, Inc.	90,893	1,753,326

		3,438,289

Internet & Catalog Retail – 5.1%
Amazon.com, Inc. (a)	12,400	3,114,136
Expedia, Inc.	22,400	1,376,480
priceline.com, Inc. (a)	4,990	3,099,788

		7,590,404

Internet Software & Services – 10.5%
Akamai Technologies, Inc. (a)	18,300	748,653
E2open, Inc. (a)	15,441	218,645
eBay, Inc. (a)	92,000	4,693,840
Facebook, Inc., Class A (a)	32,800	873,464
Google, Inc., Class A (a)	10,625	7,537,056
MercadoLibre, Inc. (b)	1,258	98,841
Rackspace Hosting, Inc. (a)	3,600	267,372
Tencent Holdings Ltd.	38,000	1,246,275

		15,684,146

IT Services – 16.8%
Accenture Plc, Class A	45,300	3,012,450
Alliance Data Systems Corp. (a)	20,300	2,938,628
Cognizant Technology Solutions Corp., Class A (a)(b)	29,150	2,158,558
Fidelity National Information Services, Inc.	25,538	888,978
Fiserv, Inc. (a)	12,215	965,351
International Business Machines Corp.	20,000	3,831,000
Jack Henry & Associates, Inc.	19,831	778,565
Lender Processing Services, Inc.	31,222	768,686
Mastercard, Inc., Class A	4,600	2,259,888
Teradata Corp. (a)	25,123	1,554,862
Visa, Inc., Class A	39,600	6,002,568

		25,159,534

Pharmaceuticals – 0.6%
Sanofi SA	10,300	976,753

Semiconductors & Semiconductor Equipment – 20.3%
Analog Devices, Inc.	43,000	1,808,580
ASML Holding NV	25,601	1,641,895
Avago Technologies Ltd.	68,699	2,175,010
Broadcom Corp., Class A	105,300	3,497,013
Fairchild Semiconductor International, Inc. (a)	183,642	2,644,445
Intel Corp.	68,100	1,404,903
KLA-Tencor Corp.	1,885	90,028
Lam Research Corp. (a)	2,347	84,797
Linear Technology Corp.	86,741	2,975,216

Common Stocks	Shares	Value

Semiconductors & Semiconductor Equipment (concluded)
Maxim Integrated Products, Inc.	119,600	$3,516,240
MediaTek, Inc.	102,000	1,141,082
Microchip Technology, Inc.	36,400	1,186,276
NXP Semiconductor NV (a)	77,365	2,040,115
Samsung Electronics Co. Ltd.	975	1,400,880
Teradyne, Inc. (a)	69,900	1,180,611
Xilinx, Inc.	103,400	3,712,060

		30,499,151

Software – 19.5%
ACI Worldwide, Inc. (a)	34,500	1,507,305
Allot Communications Ltd. (a)	37,698	671,778
Autodesk, Inc. (a)	28,835	1,019,317
BMC Software, Inc. (a)	27,345	1,084,503
Citrix Systems, Inc. (a)	21,991	1,445,908
CommVault Systems, Inc. (a)	13,728	956,979
Concur Technologies, Inc. (a)	25,790	1,741,341
Intuit, Inc.	57,300	3,409,350
MICROS Systems, Inc. (a)	35,644	1,512,731
Microsoft Corp.	110,717	2,959,465
Oracle Corp.	121,400	4,045,048
Red Hat, Inc. (a)	16,582	878,183
Salesforce.com, Inc. (a)(b)	31,900	5,362,390
SAP AG - ADR (b)	11,200	900,256
ServiceNow, Inc. (a)	3,500	105,105
SolarWinds, Inc. (a)	16,722	877,069
TIBCO Software, Inc. (a)	37,167	818,046

		29,294,774

Total Long-Term Investments (Cost – $130,783,095) – 99.5%		149,240,466

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (c)(d)	385,951	385,951

	Beneficial Interest (000)

BlackRock Liquidity Series LLC, Money Market Series, 0.29% (c)(d)(e)	$6,419	6,419,173

Total Short-Term Securities (Cost – $6,805,124) – 4.5%		6,805,124

Total Investments (Cost – $137,588,219*) – 104.0%		156,045,590
Liabilities in Excess of Other Assets – (4.0)%		(5,996,379)

Net Assets – 100.0%		$150,049,211

18	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$140,749,374

Gross unrealized appreciation	$17,567,744
Gross unrealized depreciation	(2,271,528)

Net unrealized appreciation	$15,296,216

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Net Activity	Shares/ Beneficial Interest Held at December 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	5,845,906	(5,459,955)	385,951	$1,335
BlackRock Liquidity Series LLC, Money Market Series	$17,744,216	$(11,325,043)	$6,419,173	$4,749

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	400,920	USD	529,154	Citigroup, Inc.	1/16/13	$ 118
USD	2,940,002	EUR	2,270,000	Deutsche Bank AG	1/16/13	(56,724)
USD	1,119,966	HKD	8,683,000	Credit Suisse Group AG	1/16/13	(381)

Total						$ (56,987)

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quotes prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	DECEMBER 31, 2012	19

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$1,117,824	–	–	$1,117,824
Communications Equipment	20,094,824	–	–	20,094,824
Computers & Peripherals	15,384,767	–	–	15,384,767
Electronic Equipment, Instruments & Components	3,438,289	–	–	3,438,289
Internet & Catalog Retail	7,590,404	–	–	7,590,404
Internet Software & Services	14,437,871	$1,246,275	–	15,684,146
IT Services	25,159,534	–	–	25,159,534
Pharmaceuticals	–	976,753	–	976,753
Semiconductors & Semiconductor Equipment	26,315,294	4,183,857	–	30,499,151
Software	29,294,774	–	–	29,294,774
Short-Term Securities	385,951	6,419,173	–	6,805,124

Total	$143,219,532	$12,826,058	–	$156,045,590

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$118	–	$118
Liabilities:
Foreign currency exchange contracts	–	(57,105)	–	(57,105)

Total	–	$(56,987)	–	$(56,987)

[1] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$24,815	–	–	$24,815
Foreign currency at value	51,694	–	–	51,694
Liabilities:
Collateral on securities loaned at value	–	$(6,419,173)	–	(6,419,173)

Total	$76,509	$(6,419,173)	–	$(6,342,664)

There were no transfers between levels during the period ended December 31, 2012.

20	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock U.S. Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 3.1%
Raytheon Co.	434,700	$25,021,332
Triumph Group, Inc.	538,900	35,190,170

		60,211,502

Auto Components – 1.3%
The Goodyear Tire & Rubber Co. (a)	1,074,800	14,842,988
Lear Corp.	199,400	9,339,896

		24,182,884

Automobiles – 0.6%
Tesla Motors, Inc. (a)(b)	363,900	12,325,293

Beverages – 0.7%
Brown-Forman Corp., Class B	215,400	13,624,050

Biotechnology – 1.3%
Alexion Pharmaceuticals, Inc. (a)	138,800	13,020,828
Seattle Genetics, Inc. (a)	520,900	12,084,880

		25,105,708

Building Products – 2.4%
Owens Corning (a)	819,800	30,324,402
USG Corp. (a)(b)	582,250	16,343,757

		46,668,159

Capital Markets – 2.5%
Affiliated Managers Group, Inc. (a)(b)	98,800	12,858,820
Invesco Ltd.	986,400	25,735,176
WisdomTree Investments, Inc. (a)(b)	1,482,600	9,073,512

		47,667,508

Chemicals – 5.9%
Airgas, Inc.	41,268	3,767,356
Cytec Industries, Inc.	499,100	34,353,053
Eastman Chemical Co.	522,400	35,549,320
Georgia Gulf Corp. (b)	617,700	25,498,656
Valspar Corp.	250,000	15,600,000

		114,768,385

Commercial Banks – 2.2%
Capital Bank Financial Corp., Class A (a)	178,300	3,043,581
Comerica, Inc.	337,900	10,251,886
Huntington Bancshares, Inc.	2,602,600	16,630,614
Regions Financial Corp.	1,693,000	12,054,160

		41,980,241

Construction & Engineering – 0.9%
KBR, Inc.	588,100	17,595,952

Containers & Packaging – 1.8%
Crown Holdings, Inc. (a)	933,900	34,376,859

Diversified Financial Services – 0.5%
CBOE Holdings, Inc.	331,000	9,751,260

Electrical Equipment – 1.5%
Eaton Corp. Plc	383,900	20,807,380
Rockwell Automation, Inc.	86,414	7,257,912

		28,065,292

Electronic Equipment, Instruments & Components – 2.1%
Amphenol Corp., Class A	234,500	15,172,150
Avnet, Inc. (a)	386,000	11,815,460
Jabil Circuit, Inc.	687,253	13,257,110

		40,244,720

Energy Equipment & Services – 3.2%
Cameron International Corp. (a)	251,200	14,182,752

Common Stocks	Shares	Value

Energy Equipment & Services (concluded)
Oceaneering International, Inc.	429,500	$23,102,805
Rowan Cos. Plc, Class A (a)	798,900	24,981,603

		62,267,160

Food Products – 4.2%
Annie’s, Inc. (a)(b)	261,200	8,731,916
ConAgra Foods, Inc.	702,379	20,720,181
The Hain Celestial Group, Inc. (a)(b)	173,441	9,403,971
Post Holdings, Inc. (a)(b)	269,268	9,222,429
Snyders-Lance, Inc.	286,600	6,909,926
TreeHouse Foods, Inc. (a)	275,100	14,340,963
Tyson Foods, Inc., Class A	652,800	12,664,320

		81,993,706

Health Care Equipment & Supplies – 1.5%
The Cooper Cos., Inc.	173,600	16,054,528
Sirona Dental Systems, Inc. (a)	188,900	12,176,494

		28,231,022

Health Care Providers & Services – 2.5%
Aetna, Inc.	162,349	7,516,759
AmerisourceBergen Corp.	288,800	12,470,384
Catamaran Corp. (a)	259,800	12,239,178
CIGNA Corp.	188,100	10,055,826
HCA Holdings, Inc.	196,600	5,931,422

		48,213,569

Household Durables – 4.0%
Jarden Corp.	384,900	19,899,330
PulteGroup, Inc. (a)(b)	754,868	13,708,403
Toll Brothers, Inc. (a)(b)	511,170	16,526,126
Tupperware Brands Corp.	250,500	16,057,050
Whirlpool Corp.	112,500	11,446,875

		77,637,784

Household Products – 0.4%
Spectrum Brands Holdings, Inc.	181,900	8,172,767

Insurance – 5.1%
AON Plc	365,100	20,299,560
Brown & Brown, Inc.	687,000	17,491,020
Fidelity National Financial, Inc., Class A	921,300	21,696,615
Reinsurance Group of America, Inc.	224,500	12,015,240
RenaissanceRe Holdings Ltd.	329,700	26,791,422

		98,293,857

Internet & Catalog Retail – 0.8%
Expedia, Inc.	247,000	15,178,150

Internet Software & Services – 0.5%
Akamai Technologies, Inc. (a)	245,700	10,051,587

IT Services – 2.9%
Alliance Data Systems Corp. (a)(b)	150,600	21,800,856
Fidelity National Information Services, Inc.	333,400	11,605,654
Fiserv, Inc. (a)	229,805	18,161,489
Teradata Corp. (a)	81,486	5,043,169

		56,611,168

Life Sciences Tools & Services – 2.6%
Agilent Technologies, Inc.	284,500	11,647,430
Life Technologies Corp. (a)	212,700	10,439,316
Thermo Fisher Scientific, Inc.	241,100	15,377,358
Waters Corp. (a)(b)	142,800	12,440,736

		49,904,840

BLACKROCK FUNDS	DECEMBER 31, 2012	21

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Machinery – 4.9%
Actuant Corp., Class A	540,900	$15,096,519
Ingersoll-Rand Plc	724,500	34,747,020
Parker Hannifin Corp.	302,200	25,705,132
Snap-On, Inc.	253,700	20,039,763

		95,588,434

Media – 1.7%
The Interpublic Group of Cos., Inc.	954,100	10,514,182
Liberty Global, Inc., Class A (a)	367,400	23,142,526

		33,656,708

Multiline Retail – 2.4%
Dollar Tree, Inc. (a)	301,746	12,238,818
Macy’s, Inc.	410,800	16,029,416
Nordstrom, Inc.	327,300	17,510,550

		45,778,784

Multi-Utilities – 1.2%
Alliant Energy Corp.	290,100	12,738,291
Sempra Energy	159,800	11,336,212

		24,074,503

Oil, Gas & Consumable Fuels – 3.5%
Cabot Oil & Gas Corp.	392,700	19,532,898
Concho Resources, Inc. (a)	252,300	20,325,288
Pioneer Natural Resources Co.	142,260	15,163,493
Whiting Petroleum Corp. (a)	269,500	11,688,215

		66,709,894

Paper & Forest Products – 1.2%
International Paper Co.	560,900	22,346,256

Pharmaceuticals – 2.6%
Forest Laboratories, Inc. (a)	359,100	12,683,412
Hospira, Inc. (a)(b)	320,900	10,024,916
Perrigo Co.	114,600	11,921,838
Watson Pharmaceuticals, Inc. (a)	174,900	15,041,400

		49,671,566

Professional Services – 1.1%
Equifax, Inc.	378,300	20,473,596

Real Estate Investment Trusts (REITs) – 5.8%
Federal Realty Investment Trust (b)	287,200	29,874,544
Health Care REIT, Inc. (b)	211,900	12,987,351
Hospitality Properties Trust	812,800	19,035,776
Rayonier, Inc. (b)	443,350	22,978,831
Ryman Hospitality Properties (b)	30,067	1,156,377
SL Green Realty Corp.	246,500	18,894,225
Weyerhaeuser Co.	269,193	7,488,949

		112,416,053

Real Estate Management & Development – 0.9%
CBRE Group, Inc., Class A (a)	861,943	17,152,666

Common Stocks	Shares	Value

Road & Rail – 2.0%
Hertz Global Holdings, Inc. (a)	623,300	$10,141,091
Kansas City Southern	334,900	27,957,452

		38,098,543

Semiconductors & Semiconductor Equipment – 5.3%
Analog Devices, Inc.	308,300	12,967,098
Avago Technologies Ltd.	421,508	13,344,943
Fairchild Semiconductor International, Inc. (a)	549,752	7,916,429
Linear Technology Corp.	462,200	15,853,460
Maxim Integrated Products, Inc.	669,500	19,683,300
Teradyne, Inc. (a)	898,700	15,179,043
Xilinx, Inc.	510,100	18,312,590

		103,256,863

Software – 1.8%
Allot Communications Ltd. (a)	326,800	5,823,576
Citrix Systems, Inc. (a)	93,000	6,114,750
Intuit, Inc.	207,500	12,346,250
Red Hat, Inc. (a)	180,887	9,579,775

		33,864,351

Specialty Retail – 3.6%
American Eagle Outfitters, Inc.	626,700	12,853,617
The Gap, Inc.	456,100	14,157,344
Genesco, Inc. (a)(b)	217,500	11,962,500
Limited Brands, Inc.	301,600	14,193,296
O’Reilly Automotive, Inc. (a)	186,100	16,641,062

		69,807,819

Textiles, Apparel & Luxury Goods – 3.0%
Coach, Inc.	165,600	9,192,456
PVH Corp.	246,900	27,408,369
VF Corp.	140,400	21,196,188

		57,797,013

Trading Companies & Distributors – 2.0%
United Rentals, Inc. (a)	855,297	38,933,119

Wireless Telecommunication Services – 2.5%
SBA Communications Corp., Class A (a)(b)	567,700	40,318,054
Sprint Nextel Corp. (a)	1,457,300	8,262,891

		48,580,945

Total Long-Term Investments (Cost – $1,595,957,094) – 100.0%		1,931,330,536

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series LLC, Money Market Series, 0.29% (c)(d)(e)	$189,031	189,030,577

Total Short-Term Securities (Cost – $189,030,577) – 9.8%		189,030,577

Total Investments (Cost – $1,784,987,671*) – 109.8%		2,120,361,113
Liabilities in Excess of Other Assets – (9.8)%		(188,976,745)

Net Assets – 100.0%		$1,931,384,368

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,795,796,719

Gross unrealized appreciation	$346,584,699
Gross unrealized depreciation	(22,020,305)

Net unrealized appreciation	$324,564,394

22	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at September 30, 2012	Net Activity	Beneficial Interest Held at December 31, 2012	Income

BlackRock Liquidity Series LLC, Money Market Series	$327,377,250	$(138,346,673)	$189,030,577	$7,491

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.
(e)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quotes prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$1,931,330,536	–	–	$1,931,330,536
Short-Term Securities.	–	$189,030,577	–	189,030,577

Total	$1,931,330,536	$189,030,577	–	$2,120,361,113

1 See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities:
Bank overdraft.	–	$(3,498,586)	–	$(3,498,586)
Collateral on securities loaned at value	–	(189,030,577)	–	(189,030,577)

Total	–	$(192,529,163)	–	$(192,529,163)

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK FUNDS	DECEMBER 31, 2012	23

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 22, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: February 22, 2013